UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00487
SECURITY LARGE CAP VALUE FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY LARGE CAP VALUE FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: March 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.
MARCH 31, 2011 SEMI-ANNUAL REPORT EQUITY FUNDS Rydex SGI Equity Fund AN Cap Value Fund Alpha Opportunity Fund Large Cap Core Fund Global Fund Global Institutional Fund Mid Cap Value Fund Mid Cap Value Institutional Fund Large Cap Concentrated Growth Fund Small Cap Growth Fund Small Cap Value Fund Rydex SGI Large Cap Value Fund Large Cap Value Fund Large Cap Value Institutional Fund Rydex SGI Mid Cap Growth Fund

GO GREEN!
ELIMINATE MAILBOX CLUTTER
Go paperless with Rydex | SGI eDelivery—a service givingyou full online access to account information and documents. Save time, eut down on mailbox clutter and be a friend to the environment with eDelivery.
With Rydex | SGI eDelivery you can:
•	View online confirmations and statements at your convenience.

•	Receive email notifications when your most récent confirmations, statements and other account documents are available for review.

•	Access prospectuses, annual reports and semiannual reports online.
It’s easy to enroll:
1/	Visit www.rydex-sri.com and select “individual investors”
2/	Click on “eDelivery Sign-Up”
3/	Follow the simple enrollment instructions
If you have questions about Rydex|SGI eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.
This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

RYDEX|SGI EQUITY FUND
RYDEX|SGI LARGE CAP VALUE FUND
RYDEX|SGI MID CAP GROWTH FUND
March 31, 2011
Semi-Annual Report
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 1

CHAIRMAN’S LETTER
DEAR SHAREHOLDER:
The U.S. economic recovery continued through the 12 months ended March 31, 2011, despite a succession of headwinds. Last spring was the European sovereign debt crisis, which eased only with the establishment of a euro 750 billion rescue fund. Poor reports on U.S. manufacturing and private sector job growth raised investor fears of a double-dip recession in mid-year. Concern that the recovery was not self-sustaining led the U.S. Federal Reserve to undertake a second round of quantitative easing in the last part of 2010 to keep long-term rates low and spur economic growth. The Fed’s support of asset prices contributed to a 25% run-up in U.S. stocks through March 2011, amid a jump in oil prices, natural and nuclear disasters in Japan and unrest in the Mid East and North Africa.
Investors have come to believe that much of the U.S. market and economic recovery has been driven by the unprecedented government stimulus measures. Still, national output is at an all time high, exports rose to a record in January and S&P 500® Index* earnings are double what they were two years ago—all of which has enhanced U.S. equity market performance over the past 12 months. Broad market measures were up by 15% for the period, while international markets were up about 10%. Reflecting their growing confidence in the economy, investors went out on the risk/reward curve, leading small stock indices to outperform the broader market for the past year; from a style perspective, growth outperformed value across all capitalizations, with the differential widening the lower the cap size.
The Fed’s decision to keep short-term rates at record lows and to hold down long-term rates through its quantitative easing program spurred demand for fixed-income spread product for most of the past year. This resulted in good performance across most fixed income sectors, including investment grade corporate bonds and especially high-yield bonds. The long Treasury market remained stable, with good returns, while yields on benchmark 10-year Treasuries began rising in the past few months in tandem with improving economic reports.
One of the threats to the economic recovery is inflation. Higher food and energy costs have been driving up consumer prices—so-called “headline” inflation—but these have not translated into a broader increase in inflation that would prompt the Fed to act. Concerns about slowing growth worldwide and the expected shift away from the Fed’s bond-buying strategy had led many economists to lower growth forecasts for 2011, both in the U.S. and globally. The Fed’s fiscal and monetary stimulus measures have resulted in the country outspending revenues and adding substantially to the national debt. This, along with the potential for a double-dip in housing and a persistently poor labor market, has made many investors sensitive to market sentiment and volatility.
U.S. economic growth, while not robust, has been positive for seven consecutive quarters, strong enough to overcome a number of headwinds. With the help of massive government stimulus, there is optimism that the recovery from the financial crisis and ensuing recession is becoming self-sustaining. The end of Fed easing could signal that the policymakers are comfortable with the strength of the expansion, and believe that house prices and joblessness may be hitting bottom and be poised to recover.
Sincerely,
Richard Goldman
President and Chairman, Rydex|SGI Funds
2 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

CHAIRMAN’S LETTER (concluded)
*Standard & Poor’s 500 Index (S&P 500®) — a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 3

INFORMATION ABOUT YOUR FUND EXPENSES (Unaudited)
March 31, 2011
Calculating your ongoing Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 30, 2010 through March 31, 2011.
Actual Expenses
The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second table provides information about hypothetical account values and hypothetical expenses based on the Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

INFORMATION ABOUT YOUR FUND EXPENSES (Unaudited) (continued)
March 31, 2011

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2010	March 31, 2011	the Period[2]

Table 1. Based on actual Fund return[3]

All Cap Value Fund
A-Class	1.27%	19.98%	$1,000.00	$1,199.82	$6.97
C-Class	2.02%	19.48%	1,000.00	1,194.78	11.05
Institutional Class	1.02%	20.20%	1,000.00	1,201.96	5.60

Alpha Opportunity Fund[5]
A-Class	2.17%	28.32%	1,000.00	1,283.20	12.35
B-Class	2.92%	27.91%	1,000.00	1,279.10	16.59
C-Class	2.91%	27.80%	1,000.00	1,278.00	16.53
Institutional Class	1.91%	28.51%	1,000.00	1,285.10	10.88

Large Cap Core Fund
A-Class	1.44%	19.71%	1,000.00	1,197.07	7.90
B-Class	2.19%	18.89%	1,000.00	1,188.89	11.96
C-Class	2.19%	19.28%	1,000.00	1,192.80	11.97

Global Fund
A-Class	1.99%	14.08%	1,000.00	1,140.85	10.60
B-Class[4]	1.74%	14.16%	1,000.00	1,141.63	9.27
C-Class	2.74%	13.58%	1,000.00	1,135.76	14.57

Global Institutional Fund	1.00%	14.38%	1,000.00	1,143.78	5.34

Mid Cap Value Fund
A-Class	1.31%	19.84%	1,000.00	1,198.39	7.20
B-Class	2.06%	19.35%	1,000.00	1,193.48	11.29
C-Class	2.06%	19.36%	1,000.00	1,193.60	11.28

Mid Cap Value Institutional Fund	0.90%	19.99%	1,000.00	1,199.93	4.94

Large Cap Concentrated Growth Fund
A-Class	1.35%	20.05%	1,000.00	1,200.52	7.41
B-Class	2.10%	19.54%	1,000.00	1,195.40	11.49
C-Class	2.10%	19.46%	1,000.00	1,194.56	11.49

Small Cap Growth Fund
A-Class	2.24%	24.90%	1,000.00	1,248.98	12.56
B-Class	3.00%	24.52%	1,000.00	1,245.16	16.77
C-Class	3.00%	24.50%	1,000.00	1,245.03	16.77

Small Cap Value Fund
A-Class	1.30%	24.17%	1,000.00	1,241.72	7.27
C-Class	2.05%	23.66%	1,000.00	1,236.57	11.43
Institutional Class	1.05%	24.25%	1,000.00	1,242.46	5.87

Large Cap Value Fund
A-Class	1.15%	19.64%	1,000.00	1,196.40	6.30
B-Class[4]	0.90%	19.65%	1,000.00	1,196.50	4.93
C-Class	1.90%	19.02%	1,000.00	1,190.24	10.37

Large Cap Value Institutional Fund	0.96%	20.17%	1,000.00	1,201.68	5.27

Mid Cap Growth Fund
A-Class	1.84%	18.48%	1,000.00	1,184.78	10.02
B-Class	2.59%	17.97%	1,000.00	1,179.67	14.06
C-Class	2.60%	18.11%	1,000.00	1,181.10	14.12
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 5

INFORMATION ABOUT YOUR FUND EXPENSES (Unaudited) (concluded)
March 31, 2011

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2010	March 31, 2011	the Period[2]

Table 2. Based on hypothetical 5% return (before expenses)

All Cap Value Fund
A-Class	1.27%	5.00%	$1,000.00	$1,018.60	$6.39
C-Class	2.02%	5.00%	1,000.00	1,014.86	10.15
Institutional Class	1.02%	5.00%	1,000.00	1,019.85	5.14

Alpha Opportunity Fund[5]
A-Class	2.17%	5.00%	1,000.00	1,014.11	10.90
B-Class	2.92%	5.00%	1,000.00	1,010.37	14.64
C-Class	2.91%	5.00%	1,000.00	1,010.42	14.59
Institutional Class	1.91%	5.00%	1,000.00	1,015.41	9.60

Large Cap Core Fund
A-Class	1.44%	5.00%	1,000.00	1,017.75	7.26
B-Class	2.19%	5.00%	1,000.00	1,014.01	11.00
C-Class	2.19%	5.00%	1,000.00	1,014.01	11.00

Global Fund
A-Class	1.99%	5.00%	1,000.00	1,015.01	9.97
B-Class[4]	1.74%	5.00%	1,000.00	1,016.26	8.72
C-Class	2.74%	5.00%	1,000.00	1,011.27	13.72

Global Institutional Fund	1.00%	5.00%	1,000.00	1,019.95	5.04

Mid Cap Value Fund
A-Class	1.31%	5.00%	1,000.00	1,018.40	6.61
B-Class	2.06%	5.00%	1,000.00	1,014.66	10.37
C-Class	2.06%	5.00%	1,000.00	1,014.66	10.36

Mid Cap Value Institutional Fund	0.90%	5.00%	1,000.00	1,020.44	4.53

Large Cap Concentrated Growth Fund
A-Class	1.35%	5.00%	1,000.00	1,018.20	6.79
B-Class	2.10%	5.00%	1,000.00	1,014.46	10.55
C-Class	2.10%	5.00%	1,000.00	1,014.46	10.55

Small Cap Growth Fund
A-Class	2.24%	5.00%	1,000.00	1,013.76	11.25
B-Class	3.00%	5.00%	1,000.00	1,009.97	15.01
C-Class	3.00%	5.00%	1,000.00	1,009.97	15.01

Small Cap Value Fund
A-Class	1.30%	5.00%	1,000.00	1,018.45	6.54
C-Class	2.05%	5.00%	1,000.00	1,014.71	10.30
Institutional Class	1.05%	5.00%	1,000.00	1,019.70	5.29

Large Cap Value Fund
A-Class	1.15%	5.00%	1,000.00	1,019.20	5.79
B-Class[4]	0.90%	5.00%	1,000.00	1,020.44	4.53
C-Class	1.90%	5.00%	1,000.00	1,015.46	9.55

Large Cap Value Institutional Fund	0.96%	5.00%	1,000.00	1,020.14	4.84

Mid Cap Growth Fund
A-Class	1.84%	5.00%	1,000.00	1,015.76	9.24
B-Class	2.59%	5.00%	1,000.00	1,012.02	12.99
C-Class	2.60%	5.00%	1,000.00	1,011.97	13.03

[1]	Annualized

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2010 to March 31, 2011.

[4]	B-Class shares of Global Fund and Large Cap Value Fund did not charge 12b-1 fees during the period.

[5]	This ratio represents annualized net expenses, which include interest and dividend expense related to securities sold short. Excluding short dividend expense and prime broker interest expense, the operating expense ratio would be 0.06%, 0.06%, 0.05% and 0.05% lower in A-Class, B-Class, C-Class and Institutional Class, respectively.
6 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

Rydex|SGI Equity Fund

PERFORMANCE SUMMARY	All Cap Value Fund
March 31, 2011	(Unaudited)

PERFORMANCE
$10,000 Since Inception
This chart assumes a $10,000 investment in A-Class shares of All Cap Value Fund on October 3, 2008 (date of inception), reflects deduction of the maximum front-end sales charge of 5.75% and assumes all dividends are reinvested.† The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.
AVERAGE ANNUAL RETURNS
PERIODS ENDED 3/31/2011

		SINCE
		INCEPTION
	1 YEAR	(10/03/08)

A-Class Shares	17.55%	12.30%
A-Class Shares with sales charge	10.81%	9.66%
C-Class Shares	16.71%	11.48%
C-Class Shares with CDSC	15.71%	11.48%
Institutional Class Shares	17.97%	12.62%
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 1% for Class C shares, as applicable, except where noted.† The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced.

Portfolio Composition by Sector

Common Stocks
Energy	15.7%
Financials	14.9%
Industrials	14.0%
Information Technology	11.0%
Consumer Discretionary	9.7%
Consumer Staples	7.1%
Health Care	6.4%
Materials	4.5%
Utilities	3.3%
Telecommunication Services	1.0%
Exchange Traded Funds	7.5%
Cash & Other Assets, Less Liabilities	4.9%

Total Net Assets	100.0%

†	Effective 2/22/11, the A-Class maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used to calculate performance for periods beginning prior to 2/22/11, and a 4.75% maximum sales charge is used to calculate performance for periods beginning on or after 2/22/11.
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI Equity Fund
March 31, 2011	All Cap Value Fund

	Shares	Value

COMMON STOCKS† - 87.6%

Energy - 15.7%
Chevron Corp.	860	$92,390
ConocoPhillips	960	76,665
Williams Companies, Inc.	2,260	70,467
McDermott International, Inc.*	1,968	49,967
Apache Corp.	300	39,276
Halliburton Co.	769	38,327
Global Industries Ltd.*	3,724	36,458
Exxon Mobil Corp.	390	32,811
Chesapeake Energy Corp.	859	28,794
Southern Union Co.	903	25,844
SandRidge Energy, Inc.*	1,744	22,323
Gulfport Energy Corp.*	580	20,967
Plains Exploration & Production Co.*	500	18,115
Goodrich Petroleum Corp.*	523	11,621
USEC, Inc.*	2,005	8,822
Resolute Energy Corp.*	284	5,152

Total Energy		577,999

Financials - 14.9%
Berkshire Hathaway, Inc. — Class B*	770	64,395
AON Corp.	1,134	60,057
Wells Fargo & Co.	1,872	59,342
Bank of New York Mellon Corp.	1,730	51,675
JPMorgan Chase & Co.	1,010	46,561
U.S. Bancorp	1,440	38,059
Hanover Insurance Group, Inc.	774	35,024
W.R. Berkley Corp.	1,066	34,336
BB&T Corp.	1,135	31,156
American Financial Group, Inc.	620	21,712
Reinsurance Group of America, Inc. — Class A	233	14,628
Fifth Street Finance Corp.	990	13,217
Transatlantic Holdings, Inc.	200	9,734
RenaissanceRe Holdings Ltd.	140	9,659
Employers Holdings, Inc.	459	9,483
Investors Real Estate Trust	900	8,550
Associated Banc-Corp.[1]	544	8,078
Alleghany Corp.*	23	7,765
Old National Bancorp	713	7,643
First Marblehead Corp.*	2,819	6,202
First Horizon National Corp.	499	5,592
Wilmington Trust Corp.	650	2,938

Total Financials		545,806

Industrials - 14.0%
Equifax, Inc.	3,165	122,960
United Technologies Corp.	830	70,260
Babcock & Wilcox Co.*	1,384	46,198
Quanta Services, Inc.*	1,340	30,056
GeoEye, Inc.*	600	24,948
USG Corp.*	1,454	24,224
Parker Hannifin Corp.	252	23,859
General Cable Corp.*,1	510	22,083
FedEx Corp.	217	20,300
Covanta Holding Corp.	1,100	18,788
Insituform Technologies, Inc. — Class A*	680	18,190
FTI Consulting, Inc.*	380	14,565
Orbital Sciences Corp.*	655	12,393
Saia, Inc.*	712	11,670
Navigant Consulting, Inc.*	1,105	11,039
Trex Company, Inc.*	279	9,101
URS Corp.*	183	8,427
Insperity, Inc.	274	8,324
Force Protection, Inc.*	1,611	7,894
ICF International, Inc.*	199	4,088
United Stationers, Inc.	47	3,339

Total Industrials		512,706

Information Technology - 11.0%
Western Union Co.	4,190	87,026
TE Connectivity, Ltd.	2,152	74,933
Computer Sciences Corp.	1,443	70,318
Hewlett-Packard Co.	1,290	52,851
IXYS Corp.*	3,224	43,298
Maxwell Technologies, Inc.*	1,259	21,743
Power-One, Inc.*,1	2,373	20,764
Synopsys, Inc.*	420	11,613
Symmetricom, Inc.*	1,825	11,187
Satyam Computer Services Ltd. ADR*	3,243	9,794

Total Information Technology		403,527

Consumer Discretionary - 9.7%
Lowe’s Companies, Inc.	3,759	99,350
Time Warner, Inc.	2,087	74,506
Cabela’s, Inc.*	1,499	37,490
Best Buy Company, Inc.	800	22,976
Chico’s FAS, Inc.	1,200	17,880
Maidenform Brands, Inc.*	537	15,342
Penn National Gaming, Inc.*	400	14,824
Brown Shoe Company, Inc.	1,063	12,990
Apollo Group, Inc. — Class A*	270	11,261
JC Penney Company, Inc.	300	10,773
Hanesbrands, Inc.*	300	8,112
Scholastic Corp.	300	8,112
DeVry, Inc.	140	7,710
Fortune Brands, Inc.	100	6,189
Jack in the Box, Inc.*	210	4,763
Fred’s, Inc. — Class A	200	2,664

Total Consumer Discretionary		354,942

Consumer Staples - 7.1%
Wal-Mart Stores, Inc.[1]	1,200	62,460
CVS Caremark Corp.	1,608	55,186
Hormel Foods Corp.	1,258	35,023

8 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI Equity Fund
March 31, 2011	All Cap Value Fund

	Shares	Value

Kraft Foods, Inc. — Class A	1,100	$34,496
Bunge Ltd.	425	30,740
JM Smucker Co.	381	27,200
Ralcorp Holdings, Inc.*	240	16,423

Total Consumer Staples		261,528

Health Care - 6.4%
Aetna, Inc.	1,449	54,236
Covidien plc	1,038	53,914
Hospira, Inc.*	619	34,169
Mednax, Inc.*	324	21,581
Forest Laboratories, Inc.*	630	20,349
RehabCare Group, Inc.*	500	18,435
Medco Health Solutions, Inc.*	244	13,703
Merck & Company, Inc.	310	10,233
Hologic, Inc.*	399	8,858

Total Health Care		235,478

Materials - 4.5%
Dow Chemical Co.	1,356	51,189
Bemis Company, Inc.	1,194	39,175
Louisiana-Pacific Corp.*	2,800	29,400
Sonoco Products Co.	521	18,876
Owens-Illinois, Inc.*	600	18,114
HB Fuller Co.	282	6,058
Zoltek Companies, Inc.*	224	3,008

Total Materials		165,820

Utilities - 3.3%
Edison International	1,680	61,471
NRG Energy, Inc.*	590	12,709
Allete, Inc.	273	10,639
Great Plains Energy, Inc.	497	9,950
Black Hills Corp.	290	9,697
American Water Works Company, Inc.	300	8,415
MDU Resources Group, Inc.	273	6,271

Total Utilities		119,152

Telecommunication Services - 1.0%
Windstream Corp.	2,882	37,091

Total Common Stocks (Cost $2,574,629)		3,214,049

EXCHANGE TRADED FUNDS† - 7.5%
iShares Russell Midcap Value Index Fund	2,000	96,320
iShares Russell 1000 Value Index Fund	1,300	89,271
iShares S&P 500 Value Index Fund	1,400	88,634

Total Exchange Traded Funds (Cost $244,684)		274,225

Total Long Investments — 95.1% (Cost $2,819,313)		$3,488,274

	Contracts
OPTIONS WRITTEN† - (0.1)%
Call Options on:
Power-One, Inc.
Expiring April 2011
with strike price of $13.00	3	(15)
General Cable Corp.
Expiring May 2011
with strike price of $50.00	5	(125)
Associated Banc-Corp.
Expiring June 2011
with strike price of $15.00	2	(160)

Total Call Options		(300)

Put Options on:
Arch Coal, Inc.
Expiring July 2011
with strike price of $30.00	6	(582)
Computer Sciences Corp.
Expiring June 2011
with strike price of $50.00	4	(1,320)

Total Put Options		(1,902)

Total Options Written (Premiums received $3,616)		(2,202)

Cash & Other Assets, Less Liabilities - 5.0%		184,975

Total Net Assets - 100.0%		$3,671,047

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 10.

[1]	All or a portion of this security is pledged as collateral for open written option contracts at March 31, 2011.

ADR — American Depositary Receipt

plc — Public Limited Company

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 9

Rydex|SGI Equity Fund
All Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2011

Assets:
Investments, at value*	$3,488,274

Total investments	3,488,274
Cash	183,149
Receivables:
Securities sold	1,082
Fund shares sold	6,338
Dividends	3,673
Prepaid expenses	23,589

Total assets	3,706,105

Liabilities:
Written options, at value**	2,202
Payable for:
Securities purchased	1,707
Fund shares redeemed	4,012
Security Investors	1,483
Management fees	2,145
Custodian fees	1,518
Distribution and service fees	1,440
Portfolio accounting fees	291
Professional fees	6,090
Directors’ fees	98
Legal fees	3,842
Pricing fees	1,306
Direct shareholders expense	6,991
Corporate expenses	1,933

Total liabilities	35,058

Net assets	$3,671,047

Net assets consist of:
Paid in capital	$2,935,979
Accumulated net investment loss	(414)
Undistributed net realized gain on investments	65,107
Net unrealized appreciation in on investments	670,375

Net assets	$3,671,047

A-Class:
Net assets	$2,041,138
Capital shares outstanding	161,474
Net asset value per share	$12.64

Maximum offering price per share***	$13.27

C-Class:
Net assets	$1,221,097
Capital shares outstanding	98,146
Net asset value per share	$12.44

Institutional Class:
Net assets	$408,812
Capital shares outstanding	32,301
Net asset value per share	$12.66

* Investments, at cost	$2,819,313
** Premiums received for written options	$3,616
*** Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2011

Investment Income:
Dividends	$23,690
Interest	10

Total investment income	23,700

Expenses:
Management fees	11,317
Transfer agent/maintenance fees	157
Distribution and service fees:
A-Class	2,292
C-Class	5,163
Portfolio accounting fees	1,536
Directors’ fees*	196
Custodian fees	2,673
Registration fees	12,099
Professional fees	4,226
Corporate fees	3,034
Legal fees	2,845
Miscellaneous	2,779

Total expenses	48,317
Expenses waived by Advisor	(24,371)

Net expenses	23,946

Net investment loss	(246)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	106,897
Options written	1,642

Net realized gain	108,539

Net change in unrealized appreciation (depreciation) on:
Investments	465,912
Options written	966

Net change in unrealized appreciation	466,878

Net realized and unrealized gain	575,417

Net increase in net assets resulting from operations	$575,171

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS	All Cap Value Fund

	Period Ended
	March 31,	Year Ended
	2011	September 30,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(246)	$3,935
Net realized gain on investments	108,539	140,388
Net change in unrealized appreciation (depreciation) on investments	466,878	54,786

Net increase in net assets resulting from operations	575,171	199,109

Distributions to shareholders from:
Net investment income
A-Class	(2,929)	(1,974)
Institutional Class	(1,040)	(1,736)
Net realized gains
A-Class	(89,465)	—
C-Class	(51,878)	—
Institutional Class	(18,694)	—

Total distributions to shareholders	(164,006)	(3,710)

Capital share transactions:
Proceeds from sale of shares
A-Class	283,910	1,353,803
C-Class	285,875	464,106
Institutional Class	23,672	43,200
Distributions reinvested
A-Class	92,394	1,960
C-Class	51,833	—
Institutional Class	19,734	1,736
Cost of shares redeemed
A-Class	(172,468)	(1,209,690)
C-Class	(53,539)	(128,033)
Institutional Class	—	(40,226)

Net increase from capital share transactions	531,411	486,856

Net increase in net assets	942,576	682,255

Net assets:
Beginning of period	2,728,471	2,046,216

End of period	$3,671,047	$2,728,471

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(414)	$3,801

Capital share activity:
Shares sold
A-Class	23,783	126,610
C-Class	24,260	42,853
Institutional Class	1,966	3,913
Shares issued from reinvestment of distributions
A-Class	7,993	186
C-Class	4,547	—
Institutional Class	1,706	165
Shares redeemed
A-Class	(14,380)	(111,974)
C-Class	(4,465)	(12,031)
Institutional Class	—	(3,913)

Net increase in shares	45,410	45,809

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 11

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS	All Cap Value Fund

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
A-Class	2011[a]	2010	2009[b]

Per Share Data
Net asset value, beginning of period	$11.11	$10.21	$10.00

Income (loss) from investment operations:
Net investment income[c]	0.01	0.03	0.04
Net gain on investments (realized and unrealized)	2.15	0.89	0.17

Total from investment operations	2.16	0.92	0.21

Less distributions from:
Net investment income	(0.02)	(0.02)	—
Net realized gains	(0.61)	—	—

Total distributions	(0.63)	(0.02)	—

Net asset value, end of period	$12.64	$11.11	$10.21

Total Return[d]	19.98%	8.97%	2.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,041	$1,601	$1,319

Ratios to average net assets:
Net investment income	0.19%	0.31%	0.51%
Total expenses[e]	2.78%	3.71%	6.75%
Net expenses[f]	1.27%	1.29%	1.35%

Portfolio turnover rate	14%	55%	17%

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
C-Class	2011[a]	2010	2009[b]

Per Share Data
Net asset value, beginning of period	$10.97	$10.13	$10.00

Income (loss) from investment operations:
Net investment loss[c]	(0.03)	(0.04)	(0.02)
Net gain on investments (realized and unrealized)	2.11	0.88	0.15

Total from investment operations	2.08	0.84	0.13

Less distributions from:
Net realized gains	(0.61)	—	—

Total distributions	(0.61)	—	—

Net asset value, end of period	$12.44	$10.97	$10.13

Total Return[d]	19.48%	8.29%	1.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,221	$809	$436

Ratios to average net assets:
Net investment loss	(0.54%)	(0.41%)	(0.18%)
Total expenses[e]	3.51%	4.47%	8.89%
Net expenses[f]	2.02%	2.04%	2.10%

Portfolio turnover rate	14%	55%	17%

12 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS (concluded)	All Cap Value Fund

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
Institutional Class	2011[a]	2010	2009[b]

Per Share Data
Net asset value, beginning of period	$11.12	$10.24	$10.00

Income (loss) from investment operations:
Net investment income[c]	0.03	0.06	0.07
Net gain on investments (realized and unrealized)	2.15	0.88	0.17

Total from investment operations	2.18	0.94	0.24

Less distributions from:
Net investment income	(0.03)	(0.06)	—
Net realized gains	(0.61)	—	—

Total distributions	(0.64)	(0.06)	—

Net asset value, end of period	$12.66	$11.12	$10.24

Total Return[d]	20.20%	9.22%	2.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$409	$318	$291

Ratios to average net assets:
Net investment income	0.44%	0.55%	0.81%
Total expenses[e]	2.54%	3.48%	8.19%
Net expenses[f]	1.02%	1.05%	1.10%

Portfolio turnover rate	14%	55%	17%

[a]	Unaudited figures for the period ended March 31, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: October 3, 2008 — All Cap Value Fund.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers and reimbursements and before custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 13

Rydex|SGI Equity Fund
PERFORMANCE SUMMARY	Alpha Opportunity Fund
March 31, 2011	(Unaudited)
PERFORMANCE
$10,000 Since Inception
This chart assumes a $10,000 investment in A-Class shares of Alpha Opportunity Fund on July 7, 2003 (date of inception), reflects deduction of the maximum front-end sales charge of 5.75% and assumes all dividends are reinvested.† The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The S&P 500® Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.
Holdings Diversification (Market Exposure as % of Net Assets)
AVERAGE ANNUAL RETURNS
PERIODS ENDED 3/31/2011

			SINCE
			INCEPTION
	1 YEAR	5 YEAR	(07/07/03)

A-Class Shares	29.93%	6.21%	10.15%
A-Class Shares with sales charge	22.40%	4.96%	9.31%
B-Class Shares	28.91%	5.37%	9.30%
B-Class Shares with CDSC	23.91%	5.07%	9.30%
C-Class Shares	28.79%	5.35%	9.28%
C-Class Shares with CDSC	27.79%	5.35%	9.28%

		SINCE
		INCEPTION
	1 YEAR	(11/07/08)

Institutional Class Shares	30.07%	25.21%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted.† The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced.

†	Effective 2/22/11, the A-Class maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used to calculate performance for periods beginning prior to 2/22/11, and a 4.75% maximum sales charge is used to calculate performance for periods beginning on or after 2/22/11.
14 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2011	Rydex|SGI Equity Fund Alpha Opportunity Fund

	Shares	Value

COMMON STOCKS† - 92.6%

Industrials - 21.0%
Joy Global, Inc.[1,2]	6,117	$604,421
Trinity Industries, Inc.[1,2]	10,200	374,034
Lockheed Martin Corp.[1,2]	3,753	301,741
AO Smith Corp.[1,2]	4,200	186,228
Towers Watson & Co. — Class A1,2	2,200	122,012
Union Pacific Corp.	1,132	111,310
Watts Water Technologies, Inc. — Class A1,2	2,800	106,932
3M Co.	971	90,789
Boeing Co.	1,204	89,012
Lincoln Electric Holdings, Inc.	1,132	85,941
Alamo Group, Inc.	3,100	85,095
General Electric Co.[1,2]	4,200	84,210
Northrop Grumman Corp.[1,2]	1,100	68,981
Con-way, Inc.[1,2]	1,700	66,793
Wabash National Corp.*	4,851	56,175
Fluor Corp.	608	44,785
Eaton Corp.	759	42,079
Timken Co.	679	35,512
Arkansas Best Corp.	1,354	35,096
Northwest Pipe Co.*	1,235	28,319
Kansas City Southern*	485	26,408
ABB, Ltd. ADR	1,058	25,593
Werner Enterprises, Inc.	911	24,114
Titan Machinery, Inc.*	894	22,574
Blount International, Inc.*	1,209	19,320
Saia, Inc.*	1,143	18,734
Kirby Corp.*	323	18,505
Terex Corp.*	485	17,964
Swift Transportation Company — Class A*	911	13,392
China Ming Yang Wind Power Group, Ltd. ADR*	1,232	12,702
Southwest Airlines Co.	970	12,251
Alaska Air Group, Inc.*	175	11,099
Metalico, Inc.*	1,294	8,049
Huntington Ingalls Industries, Inc.*	183	7,608
Ampco-Pittsburgh Corp.	235	6,481

Total Industrials		2,864,259

Information Technology - 14.8%
Shanda Interactive Entertainment Ltd. ADR*,1,2	15,100	634,049
CA, Inc.[1,2]	14,000	338,520
Apple, Inc.*	325	113,246
Symantec Corp.*,1,2	5,900	109,386
Arrow Electronics, Inc.*,1,2	2,600	108,888
Avnet, Inc.*,1,2	3,100	105,679
Harmonic, Inc.*,1,2	11,000	103,180
Oracle Corp.	2,079	69,376
Google, Inc. — Class A*	115	67,414
Amkor Technology, Inc.*,1,2	9,200	62,008
Xerox Corp.	4,362	46,455
QUALCOMM, Inc.	759	41,616
Avago Technologies Ltd.	1,218	37,880
STEC, Inc.*	1,161	23,324
Atmel Corp.*	1,618	22,053
Corning, Inc.	922	19,021
Rovi Corp.*	291	15,612
OCZ Technology Group, Inc.*	1,621	13,033
EMC Corp.*	485	12,877
Marvell Technology Group Ltd.*	759	11,802
Anadigics, Inc.*	2,471	11,070
Sanmina-SCI Corp.*	759	8,508
Novatel Wireless, Inc.*	1,500	8,190
MEMC Electronic Materials, Inc.*	608	7,880
DG FastChannel, Inc.*	211	6,798
Quantum Corp.*	2,569	6,474
ON Semiconductor Corp.*	608	6,001
Axcelis Technologies, Inc.*	1,832	4,855
LTX-Credence Corp.*	514	4,693
Daktronics, Inc.	429	4,612

Total Information Technology		2,024,500

Consumer Staples - 12.4%
Philip Morris International, Inc.[1,2]	9,800	643,174
Altria Group, Inc.[1,2]	16,700	434,701
Herbalife Ltd.[1,2]	2,500	203,400
Wal-Mart Stores, Inc.[1,2]	2,200	114,510
CVS Caremark Corp.	3,080	105,706
Safeway, Inc.[1,2]	3,900	91,806
Pilgrim’s Pride Corp.*	3,719	28,673
Hormel Foods Corp.	911	25,362
Andersons, Inc.	485	23,629
Tyson Foods, Inc. — Class A	1,164	22,337
Cal-Maine Foods, Inc.	172	5,074
Cresud S.A. ADR	40	724

Total Consumer Staples		1,699,096

Health Care - 11.1%
Johnson & Johnson[1,2]	5,000	296,250
Viropharma, Inc.*,1,2	9,900	197,010
Life Technologies Corp.*,1,2	2,800	146,776
Lincare Holdings, Inc.[1,2]	3,800	112,708
Forest Laboratories, Inc.*,1,2	3,400	109,820
Baxter International, Inc.[1,2]	1,800	96,786
WellCare Health Plans, Inc.*,1,2	2,300	96,485
Amgen, Inc.*,1,2	1,800	96,210
Kindred Healthcare, Inc.*,1,2	3,900	93,132
athenahealth, Inc.*	1,975	89,132
Owens & Minor, Inc.[1,2]	2,700	87,696
Charles River Laboratories International, Inc.*,1,2	2,000	76,760
Team Health Holdings, Inc.*	542	9,474
Agilent Technologies, Inc.*	152	6,807

Total Health Care		1,515,046

Consumer Discretionary - 9.5%
Family Dollar Stores, Inc.[1,2]	3,700	189,884
TJX Companies, Inc.[1,2]	3,600	179,028
Walt Disney Co.[1,2]	4,024	173,394
Limited Brands, Inc.[1,2]	5,100	167,688

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI Equity Fund
March 31, 2011	Alpha Opportunity Fund

	Shares	Value

Ross Stores, Inc.[1,2]	2,100	$149,352
The Gap, Inc.[1,2]	6,000	135,960
Jack in the Box, Inc.*,1,2	4,000	90,720
RadioShack Corp.[1,2]	5,100	76,551
Phillips-Van Heusen Corp.[1,2]	800	52,024
Tenneco, Inc.*	1,170	49,666
General Motors Co.*	1,063	32,985
Perfumania Holdings, Inc.*	639	6,243
Navarre Corp.*	548	1,041

Total Consumer Discretionary		1,304,536

Materials - 7.8%
Newmont Mining Co.	3,404	185,790
Monsanto Co.	1,942	140,329
CF Industries Holdings, Inc.	911	124,616
OM Group, Inc.*	2,193	80,132
Freeport-McMoRan Copper & Gold, Inc. — Class B	1,294	71,882
Potash Corporation of Saskatchewan, Inc.	1,008	59,401
Schnitzer Steel Industries, Inc. — Class A	724	47,067
Huntsman Corp.	2,266	39,383
Vale S.A. — Class B ADR	1,167	38,919
United States Steel Co.	647	34,899
Titanium Metals Corp.*	1,768	32,849
Noranda Aluminum Holding Corp.*	1,829	29,356
Stillwater Mining Co.*	1,233	28,273
Nucor Corp.	608	27,980
AngloGold Ashanti Ltd. ADR	558	26,756
Carpenter Technology Corp.	564	24,088
Mosaic Co.	304	23,940
Thompson Creek Metals Company, Inc.*	1,109	13,907
North American Palladium Ltd.*	2,127	13,804
Horsehead Holding Corp.*	647	11,031
Teck Resources Ltd. — Class B	135	7,158
General Moly, Inc.*	647	3,481

Total Materials		1,065,041

Energy - 7.4%
Anadarko Petroleum Corp.[1,2]	2,755	225,690
ConocoPhillips[1,2]	1,500	119,790
Consol Energy, Inc.	1,942	104,149
InterOil Corp.*	1,289	96,211
Denbury Resources, Inc.*	3,399	82,936
Cameron International Corp.*	1,294	73,887
Devon Energy Corp.	765	70,204
Petroleum Development Corp.*	1,456	69,903
Hess Corp.	759	64,674
Oil States International, Inc.*	647	49,263
Oasis Petroleum, Inc.*	647	20,458
Triangle Petroleum Corporation*	1,779	14,766
Petroleo Brasileiro S.A. ADR	215	8,692
Sunoco, Inc.	139	6,337

Total Energy		1,006,960

Financials - 5.0%
Endurance Specialty Holdings Ltd.[1,2]	3,000	146,460
Genworth Financial, Inc. — Class A*,1,2	9,165	123,361
Weyerhaeuser Co.	4,851	119,335
Amtrust Financial Services, Inc.[1,2]	6,000	114,420
Wells Fargo & Co.	2,886	91,486
Citigroup, Inc.*	7,595	33,570
Goldman Sachs Group, Inc.	162	25,672
HSBC Holdings plc ADR	320	16,576
Brookfield Properties Corp.	545	9,657
Farmer Mac — Class C	274	5,236
St. Joe Co.*	152	3,811

Total Financials		689,584

Telecommunication Services - 2.4%
AT&T, Inc.[1,2]	10,600	324,360

Utilities - 1.2%
Constellation Energy Group, Inc.[1,2]	5,100	158,763

Total Common Stocks (Cost $11,864,850)		12,652,145

EXCHANGE TRADED FUNDS† - 2.0%
iShares S&P Global Materials Sector Index Fund	2,069	154,348
SPDR KBW Regional Banking ETF	1,823	48,492
iShares MSCI Japan Index Fund	2,888	29,775
Regional Bank HOLDRs Trust	304	26,381
Market Vectors Junior Gold Miners ETF	323	12,668

Total Exchange Traded Funds (Cost $269,278)		271,664

SHORT TERM INVESTMENT†† - 0.2%
State Street General Account U.S. Government Fund	20,500	20,500

Total Short Term Investment (Cost $20,500)		20,500

	Face
	Amount
FEDERAL AGENCY DISCOUNT NOTE†† - 7.3%
Freddie Mac[2,3] 0.18% due 06/28/11	$1,000,000	999,780

Total Federal Agency Discount Note (Cost $999,562)		999,780

REPURCHASE AGREEMENT††,4 - 10.0%
State Street issued 03/31/11 at 0.00% due 04/01/11	1,366,517	1,366,517

Total Repurchase Agreement (Cost $1,366,517)		1,366,517

Total Long Investments - 112.1% (Cost $14,520,707)		$15,310,606

16 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI Equity Fund
March 31, 2011	Alpha Opportunity Fund

	Shares	Value

COMMON STOCK SOLD SHORT† - (53.9)%

Consumer Staples - (0.8)%
Molson Coors Brewing Co. — Class B	127	$(5,955)
Hansen Natural Corp.*,†††,5,6	3,250	(96,232)

Total Consumer Staples		(102,187)

Telecommunication Services - (1.4)%
Clearwire Corp. — Class A*,†††,5,6	2,530	(28,665)
Global Crossing Ltd.*,†††,5,6	1,800	(28,746)
Leap Wireless International, Inc.*,†††,5,6	1,500	(65,100)
SBA Communications Corp. — Class A*,†††,5,6	2,400	(69,096)

Total Telecommunication Services		(191,607)

Utilities - (1.8)%
Korea Electric Power Corp. ADR†††,5,6	18,310	(247,734)

Energy - (2.5)%
Aquila Resources Ltd.*,†††,5,6	2,750	(21,907)
Arrow Energy Ltd.*,†††,5,6	8,900	(22,965)
Modec, Inc.†††,5,6	900	(23,195)
Sevan Marine ASA*,†††,5,6	5,900	(30,951)
Trican Well Service Ltd.†††,5,6	2,000	(34,043)
Queensland Gas Company Ltd.*,†††,5,6	12,800	(49,787)
Riversdale Mining Ltd.*,†††,5,6	6,700	(50,985)
BPZ Resources, Inc.*,†††,5,6	5,700	(107,160)

Total Energy		(340,993)

Materials - (3.0)%
China National Building Material Company Ltd. — Class H†††,5,6	14,700	(19,910)
Anhui Conch Cement Company Ltd. — Class H†††,5,6	4,500	(20,259)
Fushan International Energy Group Ltd.†††,5,6	66,000	(23,727)
Sino Gold Mining Ltd.*,†††,5,6	8,600	(35,368)
Ivanhoe Mines Ltd.*,†††,5,6	4,440	(37,030)
Western Areas NL†††,5,6	6,200	(44,456)
Zoltek Companies, Inc.*,†††,5,6	2,700	(49,221)
Silver Wheaton Corp.†††,5,6	6,100	(64,046)
Agnico-Eagle Mines Ltd.†††,5,6	1,800	(119,001)

Total Materials		(413,018)

Information Technology - (5.9)%
VeriSign, Inc.†††,5,6	1,200	(30,756)
Access Company Ltd.†††,5,6	17	(32,755)
Varian Semiconductor Equipment Associates, Inc.*,†††,5,6	1,260	(33,037)
Electronic Arts, Inc.*,†††,5,6	900	(36,720)
Riverbed Technology, Inc.*,†††,5,6	3,280	(43,624)
Red Hat, Inc.*,†††,5,6	2,610	(46,588)
Baidu, Inc. ADR*,†††,5,6	200	(53,726)
Intermec, Inc.*,†††,5,6	2,740	(54,307)
Rambus, Inc.*,†††,5,6	3,600	(55,224)
VMware, Inc. — Class A*,†††,5,6	2,400	(68,592)
Imperial Energy Corporation plc*,†††,5,6	3,900	(77,681)
Equinix, Inc.*,†††,5,6	1,000	(79,940)
SAVVIS, Inc.*,†††,5,6	5,700	(84,018)
Cree, Inc.*,†††,5,6	4,000	(109,840)

Total Information Technology		(806,808)

Industrials - (7.3)%
International Shipholding Corp.	2	(50)
China Merchants Holdings International Company Ltd.†††,5,6	3,100	(11,047)
China Communications Construction Company Ltd. — Class H†††,5,6	15,000	(15,536)
China National Materials Company Ltd.†††,5,6	34,400	(17,537)
Japan Steel Works Ltd.†††,5,6	1,500	(20,809)
Ausenco Ltd.†††,5,6	2,100	(22,659)
Toyo Tanso Company Ltd.†††,5,6	500	(27,007)
Ryanair Holdings plc†††,5,6	9,600	(35,971)
Meyer Burger Technology AG*,†††,5,6	200	(49,879)
USG Corp.*,†††,5,6	4,940	(141,877)
Beijing Capital International Airport Company Ltd. — Class H†††,5,6	218,000	(188,550)
Brisa Auto-Estradas de Portugal S.A.†††,5,6	44,400	(461,804)

Total Industrials		(992,726)

Financials - (8.6)%
C C Land Holdings Ltd.†††,5,6	50,000	(13,945)
Franshion Properties China Ltd.†††,5,6	79,400	(22,104)
Mizuho Trust & Banking Company Ltd.†††,5,6	17,700	(24,682)
Aozora Bank Ltd.†††,5,6	16,300	(26,250)
Monex Group, Inc.†††,5,6	78	(27,384)
Mizuho Financial Group, Inc.†††,5,6	11,000	(45,461)
Aeon Mall Company Ltd.†††,5,6	1,700	(52,093)
PrivateBancorp, Inc. — Class A†††,5,6	2,390	(102,770)
Erste Group Bank AG†††,5,6	5,200	(319,536)
Wells Fargo & Co.†††,5,6	12,384	(539,689)

Total Financials		(1,173,914)

Health Care - (9.8)%
Sepracor, Inc.*,†††,5,6	1,400	(24,500)
Exelixis, Inc.*,†††,5,6	4,500	(28,845)
Savient Pharmaceuticals, Inc.*,†††,5,6	2,420	(48,013)
Zeltia S.A.†††,5,6	8,000	(54,559)
Intuitive Surgical, Inc.*,†††,5,6	200	(56,100)
Auxilium Pharmaceuticals, Inc.*,†††,5,6	1,540	(56,703)
XenoPort, Inc.*,†††,5,6	1,376	(63,062)
Luminex Corp.*,†††,5,6	2,500	(63,725)

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI Equity Fund
March 31, 2011	Alpha Opportunity Fund

	Shares	Value

Regeneron Pharmaceuticals, Inc.*,†††,5,6	3,180	$(69,038)
Vertex Pharmaceuticals, Inc.*,†††,5,6	2,600	(71,942)
Align Technology, Inc.*,†††,5,6	6,100	(74,420)
Intercell AG*,†††,5,6	1,900	(74,840)
Acorda Therapeutics, Inc.*,†††,5,6	2,800	(74,900)
Rigel Pharmaceuticals, Inc.*,†††,5,6	3,050	(78,324)
Sequenom, Inc.*,†††,5,6	3,810	(78,524)
Cepheid, Inc.*,†††,5,6	5,300	(81,620)
AMAG Pharmaceuticals, Inc.*,†††,5,6	1,900	(82,954)
Basilea Pharmaceutica*,†††,5,6	500	(83,365)
Alnylam Pharmaceuticals, Inc.*,†††,5,6	2,900	(85,289)
athenahealth, Inc.*,†††,5,6	2,500	(89,625)

Total Health Care		(1,340,348)

Consumer Discretionary - (12.8)%
Fuel Systems Solutions, Inc.*	253	(7,636)
Tokyo Broadcasting System Holdings, Inc.†††,5,6	1,300	(21,836)
Genting Singapore plc*,†††,5,6	124,900	(41,123)
bwin Interactive Entertainment AG†††,5,6	1,600	(45,582)
Bwin.Party Digital Entertainment plc*,†††,5,6	15,200	(57,210)
Focus Media Holding Ltd. ADR*,†††,5,6	2,130	(63,900)
Sky Deutschland AG*,†††,5,6	4,000	(65,668)
Marui Group Company Ltd.†††,5,6	29,100	(219,527)
Pool Corp.†††,5,6	11,639	(288,065)
Electrolux AB†††,5,6	30,100	(395,761)
Volkswagen AG†††,5,6	1,300	(539,374)

Total Consumer Discretionary		(1,745,682)

Total Common Stock Sold Short (Proceeds $7,177,613)		(7,355,017)

Cash & Other Assets, Less Liabilities - 41.8%		5,702,738

Total Net Assets - 100.0%		$13,658,327

INVESTMENT CONCENTRATION
At March 31, 2011, the investment diversification of the Fund was as follows:

	% of
Country	Net Assets	Value

United States	78.1%	$10,675,169
Cayman Islands	5.3	732,525
Bermuda	0.8	115,571
Brazil	0.3	47,611
Singapore	0.3	37,880
South Africa	0.2	26,756
Argentina	0.0	724
Norway	(0.2)	(30,951)
Ireland	(0.3)	(35,971)
Isle Of Man	(0.3)	(41,123)
Canada	(0.4)	(53,982)
Spain	(0.4)	(54,559)
Hong Kong	(0.4)	(56,878)
Gibraltar	(0.4)	(57,210)
United Kingdom	(0.4)	(61,105)
Switzerland	(0.8)	(107,651)
Republic of Korea	(1.8)	(247,734)
Australia	(1.8)	(248,127)
China	(1.9)	(261,792)
Sweden	(2.9)	(395,761)
Austria	(3.2)	(439,958)
Portugal	(3.4)	(461,804)
Japan	(3.8)	(520,999)
Germany	(4.4)	(605,042)

Total Investments	58.2%	$7,955,589

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,434,600)	52	$14,599

*	Non-income producing security

†	Value determined based on Level 1 inputs, except otherwise noted — See Note 10.

††	Value determined based on Level 2 inputs — See Note 10.

†††	Value determined based on Level 3 inputs — See Note 10.

[1]	All or a portion of the security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. The total market value of illiquid securities is $8,472,434 (cost $7,620,331), or 62.0% of total net assets. The security was deemed liquid at the time of purchase — See Note 9.

[2]	All or a portion of this security is pledged as short security collateral at March 31, 2011.

[3]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[4]	Repurchase Agreement — See Note 5.

[5]	All or a portion of this security was fair valued by the Valuation Committee at March 31, 2011. The total market value of fair valued securities amounts to $(7,341,377) (proceeds $7,164,436), or (53.8%) of total net assets.

[6]	Illiquid security.

[7]	Security was acquired through a private placement.

ADR — American Depositary Receipt

plc — Public Limited Company

18 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
Alpha Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2011

Assets:
Investments, at value*,†	$13,944,089
Repurchase agreements, at value**	1,366,517

Total investments	15,310,606
Restricted cash†	1,759,316
Restricted cash denominated in a foreign currency, at value***	3,701,800
Receivables:
Securities sold	1,176,270
Dividends	19,925
Due from Security Investors	8,467
Foreign taxes reclaim	216
Prepaid expense	24,946

Total assets	22,001,546

Liabilities:
Cash overdraft	7,257
Securities sold short, at value****,†	7,355,017
Payable for:
Variation margin	7,540
Securities purchased	869,963
Fund shares redeemed	2,641
Management fees	14,162
Custodian fees	25,144
Transfer agent/maintenance fees	5,514
Distribution and service fees	4,267
Portfolio accounting fees	2,034
Professional fees	11,353
Directors’ fees	975
Legal fees	21,175
Pricing fees	8,174
Other	6,299
Corporate expenses	1,704

Total liabilities	8,343,219

Net assets	$13,658,327

Net assets consist of:
Paid in capital	$23,459,229
Accumulated net investment loss	(36,052)
Accumulated net realized loss on investments	(10,713,278)
Net unrealized appreciation in on investments	948,428

Net assets	$13,658,327

A-Class:
Net assets	$8,970,828
Capital shares outstanding	720,163
Net asset value per share	$12.46

Maximum offering price per share††	$13.08

B-Class:
Net assets	$1,111,943
Capital shares outstanding	96,313
Net asset value per share	$11.55

C-Class:
Net assets	$1,765,064
Capital shares outstanding	152,895
Net asset value per share	$11.54

Institutional Class:
Net assets	$1,810,492
Capital shares outstanding	105,668
Net asset value per share	$17.13

* Investments, at cost	$13,154,190
** Repurchase agreements, at cost	1,366,517

Total cost	$14,520,707
*** Restricted cash denominated in a foreign currency, at cost	3,380,466
**** Securities sold short, proceeds	7,177,613

†	All or portion of this amount represents values related to Lehman Brothers International Europe prime brokerage services — See Note 8.

††	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $199)	$114,189
Interest	932

Total investment income	115,121

Expenses:
Management fees	80,749
Transfer agent/maintenance fees	27,246
Distribution and service fees:
A-Class	10,635
B-Class	5,723
C-Class	8,229
Portfolio accounting fees	13,075
Directors’ fees††††	639
Short sales dividend expense	1,055
Registration fees	22,526
Legal fees	44,684
Pricing fees	12,840
Miscellaneous	26,392
Prime broker interest expense	2,534

Total expenses	256,327
Expenses waived by Advisor	(107,997)

Net expenses	148,330

Net investment loss	(33,209)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments†††	1,373,221
Futures contracts	572,949
Foreign currency	102
Securities sold short	(13,613)

Net realized gain	1,932,659

Net change in unrealized appreciation (depreciation) on:
Investments	1,220,909
Securities sold short	2,698
Futures contracts	(34,434)
Foreign currency	128,817

Net change in unrealized appreciation	1,317,990

Net realized and unrealized gain	3,250,649

Net increase in net assets resulting from operations	$3,217,440

†††	Includes net realized gains of $9,993 on affiliated issuers.

††††	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 19

Rydex|SGI Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS	Alpha Opportunity Fund

	Period Ended
	March 31,	Year Ended
	2011	September 30,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(33,209)	$(114,876)
Net realized gain on investments and foreign currency transactions	1,932,659	1,037,820
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,317,990	683,849

Net increase in net assets resulting from operations	3,217,440	1,606,793

Capital share transactions:
Proceeds from sale of shares
A-Class*	88,633	293,839
B-Class	—	—
C-Class	—	—
Institutional Class	—	—
Cost of shares redeemed
A-Class	(1,383,368)	(2,954,805)
B-Class	(329,978)	(635,054)
C-Class	(127,709)	(698,685)
Institutional Class	(38,782)	(917,495)

Net decrease from capital share transactions	(1,791,204)	(4,912,200)

Net increase (decrease) in net assets	1,426,236	(3,305,407)

Net assets:
Beginning of period	12,232,091	15,537,498

End of period	$13,658,327	$12,232,091

Accumulated net investment loss at end of period	$(36,052)	$(2,843)

Capital share activity:
Shares sold
A-Class*	8,377	32,339
Shares redeemed
A-Class	(126,966)	(333,306)
B-Class	(32,260)	(74,867)
C-Class	(12,101)	(83,926)
Institutional Class	(2,605)	(75,471)

Net decrease in shares	(165,555)	(535,231)

*	Represents conversion of B-Class to A-Class shares.

20 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS	Alpha Opportunity Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2011[a]	2010	2009	2008[d]	2007	2006

Per Share Data
Net asset value, beginning of period	$9.70	$8.56	$9.37	$13.94	$12.23	$12.37

Income (loss) from investment operations:
Net investment loss[b]	(0.02)	(0.06)	(0.04)	(0.16)	(0.01)	(0.06)
Net gain (loss) on investments (realized and unrealized)	2.78	1.20	(0.77)	(1.68)	2.99	0.93

Total from investment operations	2.76	1.14	(0.81)	(1.84)	2.98	0.87

Less distributions from:
Net realized gains	—	—	—	(2.57)	(1.27)	(1.01)
Return of capital	—	—	—	(0.16)	—	—

Total distributions	—	—	—	(2.73)	(1.27)	(1.01)

Net asset value, end of period	$12.46	$9.70	$8.56	$9.37	$13.94	$12.33

Total Return[c]	28.32%	13.43%	(8.64%)	(15.99%)	26.10%	7.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,971	$8,138	$9,752	$30,615	$25,072	$20,595

Ratios to average net assets:
Net investment loss	(0.38%)	(0.71%)	(0.50%)	(1.44%)	(0.08%)	(0.50%)
Total expenses[e]	3.84%	3.51%	3.82%	3.41%	2.88%	3.20%
Net expenses[f]	2.17%	2.21%	2.00%	3.32%	2.82%	3.04%
Operating expenses[g]	2.11%	2.05%	1.95%	3.06%	2.62%	2.95%

Portfolio turnover rate	504%	954%	422%	1,248%	1,697%	1,302%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2011[a]	2010	2009	2008[d]	2007	2006

Per Share Data
Net asset value, beginning of period	$9.03	$8.04	$8.87	$13.42	$11.90	$12.15

Income (loss) from investment operations:
Net investment loss[b]	(0.06)	(0.12)	(0.09)	(0.23)	(0.09)	(0.15)
Net gain (loss) on investments (realized and unrealized)	2.58	1.11	(0.74)	(1.59)	2.88	0.91

Total from investment operations	2.52	0.99	(0.83)	(1.82)	2.79	0.76

Less distributions from:
Net realized gains	—	—	—	(2.57)	(1.27)	(1.01)
Return of capital	—	—	—	(0.16)	—	—

Total distributions	—	—	—	(2.73)	(1.27)	(1.01)

Net asset value, end of period	$11.55	$9.03	$8.04	$8.87	$13.42	$11.90

Total Return[c]	27.91%	12.31%	(9.36%)	(16.66%)	25.14%	6.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,112	$1,161	$1,635	$5,391	$3,154	$4,846

Ratios to average net assets:
Net investment loss	(1.14%)	(1.47%)	(1.24%)	(2.18%)	(0.77%)	(1.24%)
Total expenses[e]	4.61%	4.27%	4.57%	4.16%	3.59%	3.95%
Net expenses[f]	2.92%	2.96%	2.75%	4.04%	3.53%	3.78%
Operating expenses[g]	2.86%	2.80%	2.69%	3.78%	3.33%	3.69%

Portfolio turnover rate	504%	954%	422%	1,248%	1,697%	1,302%

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 21

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS (concluded)	Alpha Opportunity Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2011[a]	2010	2009	2008[d]	2007	2006

Per Share Data
Net asset value, beginning of period	$9.03	$8.02	$8.87	$13.43	$11.90	$12.15

Income (loss) from investment operations:
Net investment loss[b]	(0.06)	(0.12)	(0.09)	(0.23)	(0.10)	(0.15)
Net gain (loss) on investments (realized and unrealized)	2.57	1.13	(0.76)	(1.60)	2.90	0.91

Total from investment operations	2.51	1.01	(0.85)	(1.83)	2.80	0.76

Less distributions from:
Net realized gains	—	—	—	(2.57)	(1.27)	(1.01)
Return of capital	—	—	—	(0.16)	—	—

Total distributions	—	—	—	(2.73)	(1.27)	(1.01)

Net asset value, end of period	$11.54	$9.03	$8.02	$8.87	$13.43	$11.90

Total Return[c]	27.80%	12.59%	(9.58%)	(16.63%)	25.24%	6.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,765	$1,490	$1,996	$4,935	$4,216	$5,576

Ratios to average net assets:
Net investment loss	(1.13%)	(1.46%)	(1.24%)	(2.21%)	(0.77%)	(1.18%)
Total expenses[e]	4.58%	4.28%	4.67%	4.16%	3.60%	3.95%
Net expenses[f]	2.91%	2.95%	2.75%	4.09%	3.54%	3.77%
Operating expenses[g]	2.86%	2.80%	2.69%	3.83%	3.34%	3.68%

Portfolio turnover rate	504%	954%	422%	1,248%	1,697%	1,302%

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
Institutional Class	2011[a]	2010	2009[h]

Per Share Data
Net asset value, beginning of period	$13.33	$11.73	$10.00

Income (loss) from investment operations:
Net investment loss[b]	(0.01)	(0.06)	(0.01)
Net gain on investments (realized and unrealized)	3.81	1.66	1.74

Total from investment operations	3.80	1.60	1.73

Net asset value, end of period	$17.13	$13.33	$11.73

Total Return[c]	28.51%	13.64%	17.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,810	$1,444	$2,155

Ratios to average net assets:
Net investment loss	(0.13%)	(0.48%)	(0.07%)
Total expenses[e]	3.57%	3.28%	3.94%
Net expenses[f]	1.91%	1.96%	1.76%
Operating expenses[g]	1.86%	1.80%	1.70%

Portfolio turnover rate	504%	954%	422%

[a]	Unaudited figures for the period ended March 31, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Security Global Investors, LLC (SGI) became the sub-advisor of 37.5% of the assets of the Alpha Opportunity Fund effective August 18, 2008. Also effective August 18, 2008, Mainstream Investment Advisers, LLC (Mainstream) sub-advises 37.5% of the assets and Security Investors, LLC (SI) manages 25% of the assets. Prior to August 18, 2008, Mainstream sub-advised 60% of the assets and SI managed the remaining 40% of the assets.

[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, and reimbursements, and before custodian earnings credits, as applicable.

[g]	Operating expenses exclude interest and dividend expense from securities sold short.

[h]	Since commencement of operations: November 7, 2008 — Alpha Opportunity Fund Institutional Class.

22 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
PERFORMANCE SUMMARY	Large Cap Core Fund
March 31, 2011	(Unaudited)
PERFORMANCE
$10,000 Over Ten Years
This chart assumes a $10,000 investment in A-Class shares of Large Cap Core Fund on March 31, 2011, reflects deduction of the maximum front-end sales charge of 5.75% and assumes all dividends are reinvested.† The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The S&P 500® Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index on market performance.
AVERAGE ANNUAL RETURNS
PERIODS ENDED 3/31/2011

	1 YEAR	5 YEAR	10 YEAR

A-Class Shares	15.50%	0.39%	0.93%
A-Class Shares with sales charge	8.80%	-0.78%	0.33%
B-Class Shares	14.44%	-0.38%	0.28%
B-Class Shares with CDSC	9.44%	-0.67%	0.28%
C-Class Shares	14.57%	-0.31%	0.17%
C-Class Shares with CDSC	13.57%	-0.31%	0.17%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted.† The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector

Common Stocks
Information Technology	21.0%
Industrials	15.5%
Energy	13.9%
Consumer Discretionary	13.0%
Financials	10.5%
Health Care	7.5%
Consumer Staples	6.1%
Materials	5.1%
Utilities	1.4%
Telecommunication Services	0.6%
Exchange Traded Funds	1.4%
Cash & Other Assets, Less Liabilities	4.0%

Total Net Assets	100.0%

†	Effective 2/22/11, the A-Class maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used to calculate performance for periods beginning prior to 2/22/11, and a 4.75% maximum sales charge is used to calculate performance for periods beginning on or after 2/22/11.
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI Equity Fund
March 31, 2011	Large Cap Core Fund

	Shares	Value

COMMON STOCKS† - 94.6%

Information Technology - 21.0%
Apple, Inc.*	16,085	$5,604,818
Google, Inc. — Class A*	8,475	4,968,130
QUALCOMM, Inc.	85,300	4,676,999
EMC Corp.*	167,740	4,453,497
Autodesk, Inc.*	84,570	3,730,383
Cognizant Technology Solutions Corp. — Class A*	42,680	3,474,152
Western Union Co.	155,900	3,238,043
Microsoft Corp.	126,750	3,214,380
Avago Technologies Ltd.	89,950	2,797,445
TE Connectivity, Ltd.	75,400	2,625,428
Computer Sciences Corp.	50,100	2,441,373
Hewlett-Packard Co.	50,716	2,077,834
Visa, Inc. — Class A	12,100	890,802
Synopsys, Inc.*	17,200	475,580

Total Information Technology		44,668,864

Industrials - 15.5%
Parker Hannifin Corp.	50,590	4,789,861
Equifax, Inc.	108,500	4,215,225
Eaton Corp.	65,400	3,625,776
Deere & Co.	36,120	3,499,667
Precision Castparts Corp.	23,340	3,435,181
United Parcel Service, Inc. — Class B	45,400	3,374,128
CSX Corp.	41,220	3,239,892
United Technologies Corp.	29,400	2,488,710
Babcock & Wilcox Co.*	63,300	2,112,954
USG Corp.*	66,400	1,106,224
FedEx Corp.	10,200	954,210

Total Industrials		32,841,828

Energy - 13.9%
Halliburton Co.	125,470	6,253,425
Baker Hughes, Inc.	55,000	4,038,650
Peabody Energy Corp.	54,250	3,903,830
Chevron Corp.	32,240	3,463,543
McDermott International, Inc.*	126,600	3,214,374
Williams Companies, Inc.	93,900	2,927,802
Exxon Mobil Corp.	22,600	1,901,338
Apache Corp.	11,400	1,492,488
Chesapeake Energy Corp.	35,400	1,186,608
ConocoPhillips	14,400	1,149,984

Total Energy		29,532,042

Consumer Discretionary - 13.0%
Time Warner, Inc.	163,866	5,850,016
Walt Disney Co.	87,690	3,778,562
Ford Motor Co.*	242,000	3,608,220
Starbucks Corp.	92,470	3,416,767
Omnicom Group, Inc.	69,040	3,387,102
Johnson Controls, Inc.	78,580	3,266,571
Lowe’s Companies, Inc.	123,300	3,258,819
Best Buy Company, Inc.	25,400	729,488
JC Penney Company, Inc.	10,200	366,282

Total Consumer Discretionary		27,661,827

Financials - 10.5%
U.S. Bancorp	217,106	5,738,112
Goldman Sachs Group, Inc.	20,230	3,205,848
AON Corp.	58,700	3,108,752
Wells Fargo & Co.	89,778	2,845,963
Bank of New York Mellon Corp.	69,300	2,069,991
Berkshire Hathaway, Inc. — Class A*	16	2,004,800
JPMorgan Chase & Co.	41,770	1,925,597
BB&T Corp.	39,112	1,073,624
First Marblehead Corp.*	97,760	215,072

Total Financials		22,187,759

Health Care - 7.5%
Covidien plc	107,990	5,609,000
Warner Chilcott plc — Class A	116,710	2,717,009
Aetna, Inc.	68,300	2,556,469
Hospira, Inc.*	44,100	2,434,320
Forest Laboratories, Inc.*	33,800	1,091,740
Medco Health Solutions, Inc.*	14,800	831,168
Merck & Company, Inc.	17,762	586,324

Total Health Care		15,826,030

Consumer Staples - 6.1%
Bunge Ltd.	61,250	4,430,212
CVS Caremark Corp.	67,400	2,313,168
Wal-Mart Stores, Inc.	43,600	2,269,380
Costco Wholesale Corp.	23,200	1,701,024
Kraft Foods, Inc. — Class A	43,100	1,351,616
Altria Group, Inc.	34,500	898,035

Total Consumer Staples		12,963,435

Materials - 5.1%
Dow Chemical Co.	151,220	5,708,555
Freeport-McMoRan Copper & Gold, Inc. — Class B	65,600	3,644,080
Bemis Company, Inc.	45,600	1,496,136

Total Materials		10,848,771

Utilities - 1.4%
Edison International	66,400	2,429,576
NRG Energy, Inc.*	25,100	540,654

Total Utilities		2,970,230

Telecommunication Services - 0.6%
Windstream Corp.	98,400	1,266,408

Total Common Stocks (Cost $169,242,221)		200,767,194

24 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI Equity Fund
March 31, 2011	Large Cap Core Fund

	Shares	Value

EXCHANGE TRADED FUNDS† - 1.4%
iShares Russell 1000 Value Index Fund	23,600	$1,620,612
iShares S&P 500 Value Index Fund	23,800	1,506,778

Total Exchange Traded Funds (Cost $2,773,362)		3,127,390

Total Investments - 96.0% (Cost $172,015,583)		$203,894,584

Cash & Other Assets, Less Liabilities - 4.0%		8,387,662

Total Net Assets - 100.0%		$212,282,246

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 10.

plc — Public Limited Company

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 25

Rydex|SGI Equity Fund
Large Cap Core Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2011

Assets:
Investments, at value*	$203,894,584

Total investments	203,894,584
Cash	7,354,446
Receivables:
Securities sold	1,552,648
Fund shares sold	4,935
Dividends	232,471
Prepaid expenses	45,897

Total assets	213,084,981

Liabilities:
Payable for:
Fund shares redeemed	410,104
Management fees	133,227
Transfer agent/maintenance fees	39,748
Distribution and service fees	50,379
Portfolio accounting fees	16,875
Professional fees	39,183
Directors’ fees	7,691
Legal fees	2,963
Pricing fees	33
Direct shareholders expense	83,402
Corporate expenses	515
Other	18,615

Total liabilities	802,735

Net assets	$212,282,246

Net assets consist of:
Paid in capital	$202,287,935
Accumulated net investment loss	(133,238)
Accumulated net realized loss on investments	(21,751,452)
Net unrealized appreciation in on investments	31,879,001

Net assets	$212,282,246

A-Class:
Net assets	$202,881,261
Capital shares outstanding[1]	9,683,824
Net asset value per share[1]	$20.95

Maximum offering price per share**[1]	$21.99

B-Class:
Net assets	$7,358,228
Capital shares outstanding[1]	429,312
Net asset value per share[1]	$17.14

C-Class:
Net assets	$2,042,757
Capital shares outstanding[1]	110,166
Net asset value per share[1]	$18.54

* Investments, at cost	$172,015,583

[1]   The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1-for-4 reverse share split effective April 8, 2011. See Note 12 in Notes to Financial Statements.

** Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2011

Investment Income:
Dividends	$1,389,164
Interest	1,010

Total investment income	1,390,174

Expenses:
Management fees	751,945
Transfer agent/maintenance fees	268,101
Distribution and service fees:
A-Class	238,846
B-Class	36,322
C-Class	10,887
Portfolio accounting fees	95,245
Directors’ fees*	8,852
Miscellaneous	71,815

Total expenses	1,482,013

Net investment loss	(91,839)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,946,515

Net realized gain	12,946,515

Net change in unrealized appreciation (depreciation) on:
Investments	22,638,175
Options written	(12,667)

Net change in unrealized appreciation	22,625,508

Net realized and unrealized gain	35,572,023

Net increase in net assets resulting from operations	$35,480,184

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS	Large Cap Core Fund

	Period Ended
	March 31,	Year Ended
	2011	September 30,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(91,839)	$505,424
Net realized gain on investments	12,946,515	6,646,343
Net change in unrealized appreciation (depreciation) on investments	22,625,508	8,023,383

Net increase in net assets resulting from operations	35,480,184	15,175,150

Distributions to shareholders from:
Net investment income
A-Class	(546,823)	—

Total distributions to shareholders	(546,823)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	5,642,017	12,543,804
B-Class	741,986	2,379,823
C-Class	99,555	266,313
Distributions reinvested
A-Class	502,041	—
Cost of shares redeemed
A-Class	(10,919,157)	(27,969,578)
B-Class	(1,464,065)	(3,966,116)
C-Class	(599,981)	(514,992)

Net decrease from capital share transactions	(5,997,604)	(17,260,746)

Net increase (decrease) in net assets	28,935,757	(2,085,596)

Net assets:
Beginning of period	183,346,489	185,432,085

End of period	$212,282,246	$183,346,489

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(133,238)	$505,424

Capital share activity:[1]
Shares sold
A-Class	288,625	736,887
B-Class	46,325	171,540
C-Class	5,684	17,562
Shares issued from reinvestment of distributions
A-Class	25,932	—
Shares redeemed
A-Class	(558,694)	(1,630,932)
B-Class	(90,982)	(279,623)
C-Class	(34,224)	(33,966)

Net decrease in shares	(317,334)	(1,018,532)

[1]	The share activity has been restated to reflect a 1-for-4 reverse share split effective April 8, 2011. See Note 12 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 27

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS	Large Cap Core Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2011[a,e]	2010[e]	2009[e]	2008[e]	2007[e]	2006[e]

Per Share Data
Net asset value, beginning of period	$17.56	$16.20	$17.04	$27.36	$27.40	$26.32

Income (loss) from investment operations:
Net investment income (loss)[b]	—[c]	0.04	0.04	0.04	—[c]	(0.04)
Net gain (loss) on investments (realized and unrealized)	3.43	1.32	(0.80)	(6.44)	2.76	2.08

Total from investment operations	3.43	1.36	(0.76)	(6.40)	2.76	2.04

Less distributions from:
Net investment income	(0.04)	—	(0.04)	—	—	(0.16)
Net realized gains	—	—	—	(3.88)	(2.80)	(0.80)
Return of capital	—	—	(0.04)	(0.04)	—	—

Total distributions	(0.04)	—	(0.08)	(3.92)	(2.80)	(0.96)

Net asset value, end of period	$20.95	$17.56	$16.20	$17.04	$27.36	$27.40

Total Return[d]	19.71%	8.40%	(4.32%)	(26.12%)	10.33%	7.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$202,881	$174,371	$175,404	$205,908	$322,850	$371,006

Ratios to average net assets:
Net investment income (loss)	(0.06%)	0.31%	0.28%	0.15%	0.02%	(0.08%)
Total expenses	1.44%	1.43%	1.49%	1.36%	1.34%	1.34%

Portfolio turnover rate	43%	100%	69%	111%	20%	34%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2011[a,e]	2010[e]	2009[e]	2008[e]	2007[e]	2006[e]

Per Share Data
Net asset value, beginning of period	$14.40	$13.36	$14.12	$23.56	$24.16	$23.32

Income (loss) from investment operations:
Net investment loss[b]	(0.08)	(0.08)	(0.04)	(0.12)	(0.16)	(0.20)
Net gain (loss) on investments (realized and unrealized)	2.82	1.12	(0.68)	(5.40)	2.36	1.84

Total from investment operations	2.74	1.04	(0.72)	(5.52)	2.20	1.64

Less distributions from:
Net realized gains	—	—	—	(3.88)	(2.80)	(0.80)
Return of capital	—	—	(0.04)	(0.04)	—	—

Total distributions	—	—	(0.04)	(3.92)	(2.80)	(0.80)

Net asset value, end of period	$17.14	$14.40	$13.36	$14.12	$23.56	$24.16

Total Return[d]	18.89%	7.78%	(4.96%)	(26.69%)	9.33%	7.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,358	$6,817	$7,784	$10,621	$19,928	$27,842

Ratios to average net assets:
Net investment loss	(0.81%)	(0.48%)	(0.46%)	(0.61%)	(0.74%)	(0.83%)
Total expenses	2.19%	2.17%	2.24%	2.11%	2.09%	2.09%

Portfolio turnover rate	43%	100%	69%	111%	20%	34%

28 | the RYDEX|SGI equity funds semi-annual report	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS (concluded)	Large Cap Core Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2011[a,e]	2010[e]	2009[e]	2008[e]	2007[e]	2006[e]

Per Share Data
Net asset value, beginning of period	$15.56	$14.48	$15.24	$25.12	$25.56	$24.64

Income (loss) from investment operations:
Net investment loss[b]	(0.08)	(0.08)	(0.04)	(0.12)	(0.20)	(0.20)
Net gain (loss) on investments (realized and unrealized)	3.06	1.16	(0.68)	(5.84)	2.56	1.92

Total from investment operations	2.98	1.08	(0.72)	(5.96)	2.36	1.72

Less distributions from:
Net realized gains	—	—	—	(3.88)	(2.80)	(0.80)
Return of capital	—	—	(0.04)	(0.04)	—	—

Total distributions	—	—	(0.04)	(3.92)	(2.80)	(0.80)

Net asset value, end of period	$18.54	$15.56	$14.48	$15.24	$25.12	$25.56

Total Return[d]	19.28%	7.46%	(4.60%)	(26.79%)	9.45%	7.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,043	$2,158	$2,244	$2,915	$5,048	$5,794

Ratios to average net assets:
Net investment loss	(0.81%)	(0.44%)	(0.47%)	(0.60%)	(0.73%)	(0.83%)
Total expenses	2.19%	2.18%	2.24%	2.11%	2.09%	2.09%

Portfolio turnover rate	43%	100%	69%	111%	20%	34%

[a]	Unaudited figures for the period ended March 31, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Per share amounts for periods ended September 30, 2006—March 31, 2011 have been restated to reflect 1:4 reverse share split effective April 8, 2011.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 29

Rydex|SGI Equity Fund
PERFORMANCE SUMMARY	Global Fund
March 31, 2011	(Unaudited)
PERFORMANCE
$10,000 Over Ten Years
This chart assumes a $10,000 investment in A-Class shares of Global Fund on March 31, 2011, reflects deduction of the maximum front-end sales charge of 5.75% and assumes all dividends are reinvested.† The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The MSCI World Index is an unmanaged capitalization weighted index that is designed to measure global developed market equity performance.
AVERAGE ANNUAL RETURNS
PERIODS ENDED 3/31/2011

	1 YEAR	5 YEAR	10 YEAR

A-Class Shares	13.33%	1.13%	5.10%
A-Class Shares with sales charge	6.78%	-0.06%	4.47%
B-Class Shares	13.67%	1.38%	4.95%
B-Class Shares with CDSC	8.67%	1.16%	4.95%
C-Class Shares	12.46%	0.35%	4.28%
C-Class Shares with CDSC	11.46%	0.35%	4.28%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted.† The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector

Common Stocks
Financials	18.2%
Consumer Discretionary	17.1%
Health Care	12.5%
Information Technology	11.9%
Materials	11.0%
Industrials	8.3%
Energy	7.4%
Utilities	4.0%
Consumer Staples	2.5%
Telecommunication Services	2.4%
Short Term Investments	3.2%
Cash & Other Assets, Less Liabilities	1.5%

Total Net Assets	100.0%

†	Effective 2/22/11, the A-Class maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used to calculate performance for periods beginning prior to 2/22/11, and a 4.75% maximum sales charge is used to calculate performance for periods beginning on or after 2/22/11.
30 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex | SGI Equity Fund
March 31, 2011	Global Fund

	Shares	Value

COMMON STOCKS† - 95.3%

Financials - 18.2%
JPMorgan Chase & Co.	60,850	$2,805,185
BNP Paribas	38,059	2,783,963
Credit Suisse Group AG	63,564	2,701,332
Julius Baer Group Ltd.	56,462	2,450,539
Sony Financial Holdings, Inc.	105,800	2,098,575
Everest Re Group Ltd.	8,399	740,624
RenaissanceRe Holdings Ltd.	10,624	732,950
Aspen Insurance Holdings Ltd.	26,258	723,670
Reinsurance Group of America, Inc. — Class A	11,059	694,284
Validus Holdings Ltd.	19,100	636,603
Bank of America Corp.	43,735	582,988
PartnerRe Ltd.	6,770	536,455

Total Financials		17,487,168

Consumer Discretionary - 17.1%
Valeo S.A.	49,043	2,860,697
Time Warner Cable, Inc. — Class A	38,637	2,756,364
Cie Financiere Richemont S.A.	41,719	2,409,835
Kabel Deutschland Holding AG*	39,598	2,099,022
Pioneer Corp.	483,300	2,010,240
Kingfisher plc	499,279	1,969,563
Apollo Group, Inc. — Class A*	17,188	716,911
Tractor Supply Co.	10,396	622,305
ITT Educational Services, Inc.*	7,000	505,050
Volkswagen AG	3,206	492,112

Total Consumer Discretionary		16,442,099

Health Care - 12.5%
Express Scripts, Inc. — Class A*	67,212	3,737,659
Fresenius SE & Company KGaA	20,281	1,876,183
Cephalon, Inc.*	10,700	810,846
Endo Pharmaceuticals Holdings, Inc.*	19,198	732,596
Impax Laboratories, Inc.*	28,600	727,870
Eli Lilly & Co.	20,233	711,595
Abbott Laboratories	14,503	711,372
Bristol-Myers Squibb Co.	26,711	705,972
CR Bard, Inc.	7,100	705,101
Magellan Health Services, Inc.*	11,360	557,549
Merck & Company, Inc.	14,203	468,841
Miraca Holdings, Inc.	5,773	221,037

Total Health Care		11,966,621

Information Technology - 11.9%
Apple, Inc.*	10,123	3,527,359
Hitachi Ltd.	488,000	2,540,170
Ancestry.com, Inc.*	56,910	2,017,460
Xerox Corp.	182,100	1,939,365
CoreLogic, Inc.	38,673	715,450
Lender Processing Services, Inc.	22,065	710,272

Total Information Technology		11,450,076

Materials - 11.0%
Osisko Mining Corp.*,1	205,700	2,961,910
Koninklijke DSM N.V.	41,311	2,538,500
Exxaro Resources Ltd.	93,456	2,286,141
Mongolian Mining Corp.*	1,162,500	1,485,537
Barrick Gold Corp.	13,796	717,050
Newmont Mining Co.	10,300	562,174

Total Materials		10,551,312

Industrials - 8.3%
Amada Company Ltd.	226,000	1,885,484
Neptune Orient Lines Ltd.	1,143,851	1,760,469
Yangzijiang Shipbuilding Holdings Ltd.	941,000	1,351,218
GT Solar International, Inc.*	60,199	641,721
Delta Air Lines, Inc.*	63,100	618,380
Alaska Air Group, Inc.*	9,697	614,984
United Continental Holdings, Inc.*	25,400	583,946
US Airways Group, Inc.*	63,393	552,153

Total Industrials		8,008,355

Energy - 7.4%
El Paso Corp.	143,000	2,574,000
CNOOC Ltd.	944,087	2,378,878
Forest Oil Corp.*	55,973	2,117,459

Total Energy		7,070,337

Utilities - 4.0%
Veolia Environnement S.A.	60,100	1,868,888
Tohoku Electric Power Company, Inc.	41,124	694,587
NextEra Energy, Inc.	11,235	619,273
Kansai Electric Power Company, Inc.	28,400	618,290

Total Utilities		3,801,038

Consumer Staples - 2.5%
Pernod-Ricard S.A.	25,265	2,359,809

Telecommunication Services - 2.4%
Vodafone Group plc	558,108	1,580,269
Tele Norte Leste Participacoes S.A. ADR	38,449	674,011

Total Telecommunication Services		2,254,280

Total Common Stocks (Cost $80,765,267)		91,391,095

SHORT TERM INVESTMENT†† - 3.2%
State Street General Account U.S. Government Fund	3,087,765	3,087,765

Total Short Term Investment (Cost $3,087,765)		3,087,765

Total Investments - 98.5% (Cost $83,853,032)		$94,478,860

Cash & Other Assets, Less Liabilities - 1.5%		1,445,791

Total Net Assets - 100.0%		$95,924,651

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI Equity Fund
March 31, 2011	Global Fund
INVESTMENT CONCENTRATION
At March 31, 2011, the investment diversification of the Fund was as follows:

	% Of Net
COUNTRY	Assets	Value

United States	40.9%	$39,434,249
Japan	10.5	10,068,383
France	10.4	9,873,357
Switzerland	7.8	7,561,706
Germany	4.7	4,467,317
Canada	3.8	3,678,960
United Kingdom	3.8	3,549,832
Bermuda	3.6	3,370,302
Singapore	3.2	3,111,687
Netherlands	2.6	2,538,500
Hong Kong	2.5	2,378,878
South Africa	2.4	2,286,141
Cayman Islands	1.6	1,485,537
Brazil	0.7	674,011

Total Investments	98.5%	$94,478,860

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 10.

††	Value determined based on Level 2 inputs — See Note 10.

[1]	Security is a PFIC (Passive Foreign Investment Company).

ADR — American Depositary Receipt

plc — Public Limited Company

32 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
Global Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2011

Assets:
Investments, at value*	$94,478,860

Total investments	94,478,860
Cash denominated in a foreign currency, at value**	22,339
Receivables:
Securities sold	8,920,098
Fund shares sold	66,456
Dividends	73,223
Foreign taxes reclaim	40,432
Prepaid expenses	25,666

Total assets	103,627,074

Liabilities:
Payable for:
Securities purchased	7,418,338
Fund shares redeemed	32,601
Management fees	80,770
Custodian fees	27,922
Transfer agent/maintenance fees	15,099
Distribution and service fees	21,735
Portfolio accounting fees	12,116
Professional fees	22,130
Directors’ fees	8,741
Legal fees	525
Interest	572
Pricing fees	6,294
Direct shareholders expense	23,915
Corporate expenses	31,665

Total liabilities	7,702,423

Net assets	$95,924,651

Net assets consist of:
Paid in capital	$119,664,279
Accumulated net investment loss	(1,532,053)
Accumulated net realized loss on investments	(32,838,299)
Net unrealized appreciation in on investments	10,630,724

Net assets	$95,924,651

A-Class:
Net assets	$84,903,341
Capital shares outstanding	7,116,394
Net asset value per share	$11.93

Maximum offering price per share***	$12.52

B-Class:
Net assets	$6,419,263
Capital shares outstanding	617,654
Net asset value per share	$10.39

C-Class:
Net assets	$4,602,047
Capital shares outstanding	447,201
Net asset value per share	$10.29

*	Investments, at cost	$83,853,032

**	Cash denominated in a foreign currency, at cost	22,182

***	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $20,872)	$331,414

Total investment income	331,414

Expenses:
Management fees	473,573
Transfer agent/maintenance fees	135,798
Distribution and service fees:
A-Class	104,193
C-Class	22,858
Portfolio accounting fees	71,036
Directors’ fees*	6,820
Miscellaneous	134,708

Total expenses	948,986

Net investment loss	(617,572)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,159,422
Foreign currency transactions	(129,684)

Net realized gain	10,029,738

Net change in unrealized appreciation (depreciation) on:
Investments	2,797,864
Translation of assets and liabilities in foreign currencies	(718)

Net change in unrealized appreciation	2,797,146

Net realized and unrealized gain	12,826,884

Net increase in net assets resulting from operations	$12,209,312

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 33

Rydex|SGI Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS	Global Fund

	Period Ended
	March 31,	Year Ended
	2011	September 30,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(617,572)	$223,151
Net realized gain on investments	10,029,738	11,793,752
Net change in unrealized appreciation (depreciation) on investments	2,797,146	(6,398,467)

Net increase in net assets resulting from operations	12,209,312	5,618,436

Distributions to shareholders from:
Net investment income
A-Class	(428,482)	—
B-Class	(59,809)	—

Total distributions to shareholders	(488,291)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	6,992,174	20,592,616
B-Class	267,729	826,631
C-Class	337,932	439,496
Distributions reinvested
A-Class	424,001	—
B-Class	59,500	—
Cost of shares redeemed
A-Class	(11,013,632)	(44,556,043)
B-Class	(1,525,447)	(5,667,547)
C-Class	(603,429)	(1,186,786)

Net decrease from capital share transactions	(5,061,172)	(29,551,633)

Net increase (decrease) in net assets	6,659,849	(23,933,197)

Net assets:
Beginning of period	89,264,802	113,197,999

End of period	$95,924,651	$89,264,802

Accumulated net investment loss at end of period	$(1,532,053)	$(426,190)

Capital share activity:
Shares sold
A-Class	606,852	2,066,878
B-Class	26,660	93,747
C-Class	33,677	50,022
Shares issued from reinvestment of distributions
A-Class	36,520	—
B-Class	5,885	—
Shares redeemed
A-Class	(959,519)	(4,379,932)
B-Class	(151,508)	(640,990)
C-Class	(60,372)	(135,076)

Net decrease in shares	(461,805)	(2,945,351)

34 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS	Global Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$10.52	$9.97	$10.35	$20.69	$19.65	$17.47

Income (loss) from investment operations:
Net investment income (loss)[b]	(0.07)	0.02	0.05	0.05	0.06	(0.03)
Net gain (loss) on investments (realized and unrealized)	1.54	0.53	(0.35)	(3.63)	3.60	2.21

Total from investment operations	1.47	0.55	(0.30)	(3.58)	3.66	2.18

Less distributions from:
Net investment income	(0.06)	—	(0.02)	(0.04)	—	—
Net realized gains	—	—	—	(6.72)	(2.62)	—
Return of capital	—	—	(0.06)	—	—	—

Total distributions	(0.06)	—	(0.08)	(6.76)	(2.62)	—

Net asset value, end of period	$11.93	$10.52	$9.97	$10.35	$20.69	$19.65

Total Return[c]	14.08%	5.52%	(2.71%)	(25.16%)	20.07%	12.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$84,903	$78,201	$97,205	$88,782	$145,158	$119,176

Ratios to average net assets:
Net investment income (loss)	(1.29%)	0.24%	0.63%	0.33%	0.29%	(0.17%)
Total expenses	1.99%	1.86%	1.89%	1.73%	1.69%	1.75%

Portfolio turnover rate	120%	288%	368%	280%	162%	28%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2011[a,d]	2010[d]	2009[d]	2008[d]	2007[d]	2006[d]

Per Share Data
Net asset value, beginning of period	$9.19	$8.69	$9.05	$18.96	$18.17	$16.12

Income (loss) from investment operations:
Net investment income (loss)[b]	(0.05)	0.04	0.07	0.07	0.09	0.02
Net gain (loss) on investments (realized and unrealized)	1.34	0.46	(0.32)	(3.17)	3.32	2.03

Total from investment operations	1.29	0.50	(0.25)	(3.10)	3.41	2.05

Less distributions from:
Net investment income	(0.09)	—	(0.04)	(0.09)	—	—
Net realized gains	—	—	—	(6.72)	(2.62)	—
Return of capital	—	—	(0.07)	—	—	—

Total distributions	(0.09)	—	(0.11)	(6.81)	(2.62)	—

Net asset value, end of period	$10.39	$9.19	$8.69	$9.05	$18.96	$18.17

Total Return[c]	14.16%	5.75%	(2.45%)	(24.91%)	20.36%	12.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,419	$6,769	$11,155	$15,303	$29,659	$27,494

Ratios to average net assets:
Net investment income (loss)	(1.04%)	0.45%	0.90%	0.55%	0.50%	0.11%
Total expenses	1.74%	1.61%	1.65%	1.48%	1.44%	1.50%

Portfolio turnover rate	120%	288%	368%	280%	162%	28%
Selected data for each share of capital stock outstanding throughout each period

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 35

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS (concluded)	Global Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$9.06	$8.66	$9.04	$19.00	$18.37	$16.46

Income (loss) from investment operations:
Net investment loss[b]	(0.10)	(0.04)	(0.01)	(0.05)	(0.09)	(0.15)
Net gain (loss) on investments (realized and unrealized)	1.33	0.44	(0.31)	(3.18)	3.34	2.06

Total from investment operations	1.23	0.40	(0.32)	(3.23)	3.25	1.91

Less distributions from:
Net realized gains	—	—	—	(6.73)	(2.62)	—
Return of capital	—	—	(0.06)	—	—	—

Total distributions	—	—	(0.06)	(6.73)	(2.62)	—

Net asset value, end of period	$10.29	$9.06	$8.66	$9.04	$19.00	$18.37

Total Return[c]	13.58%	4.62%	(3.39%)	(25.69%)	19.14%	11.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,602	$4,295	$4,838	$7,866	$12,449	$10,361

Ratios to average net assets:
Net investment loss	(2.03%)	(0.50%)	(0.11%)	(0.44%)	(0.48%)	(0.87%)
Total expenses	2.74%	2.62%	2.65%	2.49%	2.44%	2.51%

Portfolio turnover rate	120%	288%	368%	280%[e]	162%[e]	28%

[a]	Unaudited figures for the period ended March 31, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Effective August 25, 2005, B-Class shares ceased charging 12b-1 fees in accordance with FINRA sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales exceed the sales cap limit.

[e]	Significant variation in the portfolio turnover rate is due to the re-alignment of the Fund’s portfolio following the appointment of SGI as sub-advisor.

36 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

PERFORMANCE SUMMARY March 31, 2011	Rydex|SGI Equity Fund Global Institutional Fund (Unaudited)
PERFORMANCE
$10,000 Since Inception
This chart assumes a $10,000 investment in shares of Global Institutional Fund on July 11, 2008 (date of inception), reflects the fees and expenses of the Fund and assumes all dividends are reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The MSCI World Index is an unmanaged capitalization weighted index that is designed to measure global developed market equity performance.
AVERAGE ANNUAL RETURNS
PERIODS ENDED 3/31/2011

		SINCE
		INCEPTION
	1 YEAR	(07/11/08)

Global Institutional Fund	14.64%	1.73%
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced.

Portfolio Composition by Sector

Common Stocks
Financials	17.1%
Consumer Discretionary	16.0%
Health Care	11.7%
Information Technology	11.3%
Materials	10.3%
Energy	6.9%
Industrials	7.9%
Utilities	3.8%
Consumer Staples	2.3%
Telecommunication Services	2.2%
Short Term Investments	10.9%
Liabilities, Less Cash & Other Assets	(0.4%)

Total Net Assets	100.0%

THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI Equity Fund
March 31, 2011	Global Institutional Fund

	SHARES	VALUE

COMMON STOCKS† - 89.5%

Financials - 17.1%
JPMorgan Chase & Co.	2,650	$122,165
BNP Paribas	1,662	121,573
Credit Suisse Group AG	2,794	118,739
Julius Baer Group Ltd.	2,476	107,462
Sony Financial Holdings, Inc.	4,600	91,243
RenaissanceRe Holdings Ltd.	499	34,426
Aspen Insurance Holdings Ltd.	1,232	33,954
Everest Re Group Ltd.	361	31,833
Reinsurance Group of America, Inc. — Class A	500	31,390
Bank of America Corp.	2,052	27,353
Validus Holdings Ltd.	800	26,664
PartnerRe Ltd.	318	25,198

Total Financials		772,000

Consumer Discretionary - 16.0%
Valeo S.A.	2,136	124,594
Time Warner Cable, Inc. — Class A	1,693	120,779
Cie Financiere Richemont S.A.	1,818	105,014
Kabel Deutschland Holding AG*	1,736	92,022
Kingfisher plc	21,940	86,549
Pioneer Corp.	20,800	86,516
Apollo Group, Inc. — Class A*	807	33,660
Tractor Supply Co.	488	29,212
Volkswagen AG	150	23,024
ITT Educational Services, Inc.*	300	21,645

Total Consumer Discretionary		723,015

Health Care - 11.7%
Express Scripts, Inc. — Class A*	2,957	164,439
Fresenius SE & Company KGaA	876	81,038
Cephalon, Inc.*	465	35,238
Abbott Laboratories	681	33,403
Eli Lilly & Co.	949	33,376
Bristol-Myers Squibb Co.	1,253	33,117
Impax Laboratories, Inc.*	1,200	30,540
CR Bard, Inc.	300	29,793
Endo Pharmaceuticals Holdings, Inc.*	779	29,726
Magellan Health Services, Inc.*	533	26,160
Merck & Company, Inc.	667	22,018
Miraca Holdings, Inc.	246	9,419

Total Health Care		528,267

Information Technology - 11.3%
Apple, Inc.*	452	157,499
Hitachi Ltd.	21,800	113,475
Ancestry.com, Inc.*	2,502	88,696
Xerox Corp.	8,000	85,200
CoreLogic, Inc.	1,815	33,577
Lender Processing Services, Inc.	1,035	33,317

Total Information Technology		511,764

Materials - 10.3%
Osisko Mining Corp.*,1	9,200	132,472
Koninklijke DSM N.V.	1,853	113,864
Exxaro Resources Ltd.	4,123	100,858
Mongolian Mining Corp.*	50,500	64,533
Barrick Gold Corp.	647	33,628
Newmont Mining Co.	400	21,832

Total Materials		467,187

Industrials - 7.9%
Amada Company Ltd.	10,000	83,429
Neptune Orient Lines Ltd.	49,647	76,410
Yangzijiang Shipbuilding Holdings Ltd.	41,000	58,873
GT Solar International, Inc.*	2,800	29,848
Alaska Air Group, Inc.*	455	28,856
Delta Air Lines, Inc.*	2,800	27,440
US Airways Group, Inc.*	2,975	25,912
United Continental Holdings, Inc.*	1,100	25,289

Total Industrials		356,057

Energy - 6.9%
El Paso Corp.	6,200	111,600
CNOOC Ltd.	41,601	104,825
Forest Oil Corp.*	2,541	96,126

Total Energy		312,551

Utilities - 3.8%
Veolia Environnement S.A.	2,706	84,146
Tohoku Electric Power Company, Inc.	1,930	32,598
NextEra Energy, Inc.	527	29,048
Kansai Electric Power Company, Inc.	1,200	26,125

Total Utilities		171,917

Consumer Staples - 2.3%
Pernod-Ricard S.A.	1,111	103,770

Telecommunication Services - 2.2%
Vodafone Group plc	23,922	67,735
Tele Norte Leste Participacoes S.A. ADR	1,804	31,624

Total Telecommunication Services		99,359

Total Common Stocks (Cost $3,563,539)		4,045,887

SHORT TERM INVESTMENT†† - 10.9%
State Street General Account U.S. Government Fund	492,787	492,787

Total Short Term Investment (Cost $492,787)		492,787

Total Investments - 100.4% (Cost $4,056,326)		$4,538,674

Liabilities, Less Cash & Other Assets - (0.4)%		(19,241)

Total Net Assets - 100.0%		$4,519,433

38 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI Equity Fund
March 31, 2011	Global Institutional Fund
INVESTMENT CONCENTRATION
At March 31, 2011, the investment diversification of the Fund was as follows:

	% of Net
Country	Assets	Value

United States	46.7%	$2,111,041
Japan	9.8	442,805
France	9.6	434,083
Switzerland	7.3	331,215
Germany	4.4	196,084
Canada	3.7	166,100
United Kingdom	3.4	154,284
Bermuda	3.4	152,075
Singapore	3.0	135,283
Netherlands	2.5	113,864
Hong Kong	2.3	104,825
South Africa	2.2	100,858
Cayman Islands	1.4	64,533
Brazil	0.7	31,624

Total Investments	100.4%	$4,538,674

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 10.

††	Value determined based on Level 2 inputs — See Note 10.

[1]	Security is a PFIC (Passive Foreign Investment Company).

ADR — American Depositary Receipt

plc — Public Limited Company

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 39

Rydex|SGI Equity Fund
Global Institutional Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2011

Assets:
Investments, at value*	$4,538,674

Total investments	4,538,674
Cash denominated in a foreign currency, at value**	991
Receivables:
Securities sold	364,803
Dividends	5,198
Prepaid expenses	10,178

Total assets	4,919,844

Liabilities:
Payable for:
Securities purchased	357,065
Management fees	3,682
Custodian fees	15,076
Transfer agent/maintenance fees	1,858
Portfolio accounting fees	1,769
Professional fees	6,378
Directors’ fees	384
Legal fees	1,068
Pricing fees	3,833
Direct shareholders expense	7,619
Interest	25
Corporate expenses	1,654

Total liabilities	400,411

Net assets	$4,519,433

Net assets consist of:
Paid in capital	$5,518,081
Accumulated net investment loss	(83,375)
Accumulated net realized loss on investments	(1,397,816)
Net unrealized appreciation in on investments	482,543

Net assets	$4,519,433

Net assets	$4,519,433
Capital shares outstanding	448,673
Net asset value per share	$10.07

* Investments, at cost	$4,056,326
** Cash denominated in a foreign currency, at cost	383
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $1,120)	$14,242

Total investment income	14,242

Expenses:
Management fees	20,884
Transfer agent/maintenance fees	11,273
Portfolio accounting fees	13,797
Directors’ fees*	263
Custodian fees	10,252
Registration fees	7,295
Professional fees	4,846
Pricing fees	5,660
Miscellaneous	4,585

Total expenses	78,855
Expenses waived by Advisor	(57,970)

Net expenses	20,885

Net investment loss	(6,643)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	425,451
Foreign currency transactions	(5,566)

Net realized gain	419,885

Net change in unrealized appreciation (depreciation) on:
Investments	135,766
Translation of assets and liabilities in foreign currencies	(118)

Net change in unrealized appreciation	135,648

Net realized and unrealized gain	555,533

Net increase in net assets resulting from operations	$548,890

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS	Global Institutional Fund

	Period Ended
	March 31,	Year Ended
	2011	September 30,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(6,643)	$48,456
Net realized gain on investments	419,885	467,339
Net change in unrealized appreciation (depreciation) on investments	135,648	(256,045)

Net increase in net assets resulting from operations	548,890	259,750

Distributions to shareholders from:
Net investment income	(54,383)	(97,135)

Total distributions to shareholders	(54,383)	(97,135)

Capital share transactions:
Proceeds from sale of shares	503,859	592,280
Distributions reinvested	54,383	97,135
Cost of shares redeemed	(407,884)	(1,887,824)

Net increase (decrease) from capital share transactions	150,358	(1,198,409)

Net increase (decrease) in net assets	644,865	(1,035,794)

Net assets:
Beginning of period	3,874,568	4,910,362

End of period	$4,519,433	$3,874,568

Accumulated net investment loss at end of period	$(83,375)	$(22,349)

Capital share activity:
Shares sold	50,837	69,226
Shares issued from reinvestment of distributions	5,561	11,468
Shares redeemed	(41,673)	(220,651)

Net increase (decrease) in shares	14,725	(139,957)

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 41

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS	Global Institutional Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,	September 30,
	2011[a]	2010	2009	2008[b]

Per Share Data
Net asset value, beginning of period	$8.93	$8.56	$8.67	$10.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(0.02)	0.10	0.17	0.02
Net gain (loss) on investments (realized and unrealized)	1.29	0.46	(0.25)	(1.35)

Total from investment operations	1.27	0.56	(0.08)	(1.33)

Less distributions from:
Net investment income	(0.13)	(0.19)	(0.03)	—

Total distributions	(0.13)	(0.19)	(0.03)	—

Net asset value, end of period	$10.07	$8.93	$8.56	$8.67

Total Return[d]	14.38%	6.61%	(0.90)%	(13.30)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,519	$3,875	$4,910	$7,382

Ratios to average net assets:
Net investment income (loss)	(0.32)%	1.13%	2.34%	0.87%
Total expenses[e]	3.78%	3.34%	2.76%	1.97%
Net expenses[f]	1.00%	1.00%	1.15%	1.15%

Portfolio turnover rate	120%	295%	379%	325%

[a]	Unaudited figures for the period ended March 31, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: July 11, 2008 — Global Institutional Fund.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers and reimbursements, as applicable.

42 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
PERFORMANCE SUMMARY	Mid Cap Value Fund
March 31, 2011	(Unaudited)
PERFORMANCE
$10,000 Over Ten Years
This chart assumes a $10,000 investment in A-Class shares of Mid Cap Value Fund on March 31, 2011, reflects deduction of the maximum front-end sales charge of 5.75% and assumes all dividends are reinvested.† The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2500® Value Index is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation.
AVERAGE ANNUAL RETURNS
PERIODS ENDED 3/31/2011

	1 YEAR	5 YEAR	10 YEAR

A-Class Shares	21.69%	6.33%	11.92%
A-Class Shares with sales charge	14.68%	5.08%	11.26%
B-Class Shares	20.79%	5.53%	11.21%
B-Class Shares with CDSC	15.79%	5.26%	11.21%
C-Class Shares	20.76%	5.53%	11.06%
C-Class Shares with CDSC	19.76%	5.53%	11.06%
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted.† The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector

Common Stocks
Industrials	17.7%
Financials	15.4%
Energy	12.8%
Consumer Discretionary	11.9%
Information Technology	10.8%
Utilities	7.7%
Materials	7.5%
Consumer Staples	5.5%
Health Care	4.8%
Exchange Traded Funds	1.6%
Warrants	0.1%
Convertible Bond	0.7%
Repurchase Agreement	3.4%
Cash & Other Assets, Less Liabilities	0.1%

Total Net Assets	100.0%

†	Effective 2/22/11, the A-Class maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used to calculate performance for periods beginning prior to 2/22/11, and a 4.75% maximum sales charge is used to calculate performance for periods beginning on or after 2/22/11.
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI Equity Fund
March 31, 2011	Mid Cap Value Fund

	Shares	Value

COMMON STOCKS† - 94.2%

Industrials - 17.7%
GeoEye, Inc.*	852,690	$35,454,850
Covanta Holding Corp.	1,739,150	29,704,682
General Cable Corp.*,1	590,900	25,585,970
Insituform Technologies, Inc. — Class A*	910,700	24,361,225
Quanta Services, Inc.*	1,067,600	23,946,268
FTI Consulting, Inc.*	514,210	19,709,669
Orbital Sciences Corp.*	1,022,080	19,337,754
Navigant Consulting, Inc.*	1,757,030	17,552,730
Babcock & Wilcox Co.*	470,650	15,710,297
URS Corp.*	338,300	15,578,715
Trex Company, Inc.*	379,900	12,392,338
Insperity, Inc.	354,685	10,775,330
Force Protection, Inc.*	2,043,525	10,013,273
Saia, Inc.*	551,770	9,043,510
ICF International, Inc.*	426,700	8,764,418
United Stationers, Inc.	80,129	5,693,165
UQM Technologies, Inc.*	226,328	674,457
Thermoenergy Corp.[5]	2,701,839	594,405

Total Industrials		284,893,056

Financials - 15.4%
Hanover Insurance Group, Inc.	836,370	37,845,742
American Financial Group, Inc.[1]	886,500	31,045,230
W.R. Berkley Corp.	938,010	30,213,302
Alleghany Corp.*	61,220	20,262,728
Reinsurance Group of America, Inc. — Class A	320,198	20,102,030
Fifth Street Finance Corp.	1,263,932	16,873,492
RenaissanceRe Holdings Ltd.	177,000	12,211,230
Transatlantic Holdings, Inc.	246,700	12,006,889
Lexington Realty Trust	1,207,800	11,292,930
Old National Bancorp	1,015,822	10,889,612
Associated Banc-Corp.[1]	731,277	10,859,463
Employers Holdings, Inc.	486,300	10,046,958
First Horizon National Corp.	674,221	7,558,015
Investors Real Estate Trust	674,800	6,410,600
Redwood Trust, Inc.	285,027	4,432,170
Wilmington Trust Corp.	881,000	3,982,120
First Marblehead Corp.*	1,117,473	2,458,441

Total Financials		248,490,952

Energy - 12.9%
Global Industries Ltd.*	4,671,590	45,734,866
SandRidge Energy, Inc.*	2,394,530	30,649,984
Gulfport Energy Corp.*	842,947	30,472,534
Plains Exploration & Production Co.*	686,740	24,880,590
Southern Union Co.	866,360	24,795,223
McDermott International, Inc.*	714,400	18,138,616
Goodrich Petroleum Corp.*	729,069	16,199,913
USEC, Inc.*	2,713,730	11,940,412
Resolute Energy Corp.*	249,938	4,533,876

Total Energy		207,346,014

Consumer Discretionary - 11.9%
Cabela’s, Inc.*	1,565,693	39,157,982
Chico’s FAS, Inc.	1,968,100	29,324,690
Maidenform Brands, Inc.*	655,900	18,739,063
Penn National Gaming, Inc.*	483,700	17,925,922
Brown Shoe Company, Inc.	1,369,435	16,734,496
Apollo Group, Inc. — Class A*	356,000	14,848,760
Scholastic Corp.	386,600	10,453,664
Jack in the Box, Inc.*	433,000	9,820,440
Hanesbrands, Inc.*	333,580	9,020,003
DeVry, Inc.	160,580	8,843,141
Fortune Brands, Inc.	121,500	7,519,635
Smith & Wesson Holding Corp.*	1,990,310	7,065,600
Fred’s, Inc. — Class A	242,534	3,230,553

Total Consumer Discretionary		192,683,949

Information Technology - 10.8%
Computer Sciences Corp.	959,120	46,737,918
IXYS Corp.*,5	2,400,000	32,232,000
Maxwell Technologies, Inc.*,5	1,504,700	25,986,169
Power-One, Inc.*,1	2,666,000	23,327,500
Satyam Computer Services Ltd. ADR*	4,341,099	13,110,119
Euronet Worldwide, Inc.*	629,800	12,174,034
Symmetricom, Inc.*	1,908,270	11,697,695
Ultratech, Inc.*	316,200	9,296,280

Total Information Technology		174,561,715

Utilities - 7.7%
Great Plains Energy, Inc.	953,117	19,081,402
NorthWestern Corp.	608,100	18,425,430
Allete, Inc.	424,757	16,552,780
American Water Works Company, Inc.	527,740	14,803,107
Black Hills Corp.	397,000	13,275,680
UGI Corp.	386,242	12,707,362
Pepco Holdings, Inc.	408,400	7,616,660
Westar Energy, Inc.	287,270	7,589,674
Atmos Energy Corp.	220,820	7,529,962
MDU Resources Group, Inc.	305,768	7,023,491

Total Utilities		124,605,548

Materials - 7.5%
Bemis Company, Inc.	1,035,180	33,964,256
Owens-Illinois, Inc.*	768,300	23,194,977
Louisiana-Pacific Corp.*	2,079,300	21,832,650
Sonoco Products Co.	527,200	19,100,456

44 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI Equity Fund
March 31, 2011	Mid Cap Value Fund

	Shares	Value

HB Fuller Co.	486,504	$10,450,106
Zoltek Companies, Inc.*	519,596	6,978,174
Landec Corp.*	911,716	5,926,154

Total Materials		121,446,773

Consumer Staples - 5.5%
JM Smucker Co.	395,300	28,220,467
Hormel Foods Corp.	967,880	26,945,779
Ralcorp Holdings, Inc.*	339,300	23,218,299
Bunge Ltd.	135,500	9,800,715

Total Consumer Staples		88,185,260

Health Care - 4.8%
RehabCare Group, Inc.*	688,400	25,381,308
Mednax, Inc.*	347,641	23,156,367
Hologic, Inc.*	737,801	16,379,182
Forest Laboratories, Inc.*	390,780	12,622,194

Total Health Care		77,539,051

Total Common Stocks (Cost $1,156,665,731)		1,519,752,318

CONVERTIBLE PREFERRED STOCK††- 0.0%
Thermoenergy Corp.*,2,3,5	858,334	551,394

Total Convertible Preferred Stock (Cost $819,654)		551,394

WARRANTS†† - 0.1%
Industrials - 0.1%
Thermoenergy Corp. $0.30, 07/31/15 [2,5]	13,733,344	708,641

Energy - 0.0%
Nova Biosource Fuels, Inc.[2] $2.40, 07/05/11	677,450	1,761

Total Warrants (Cost $1,940,120)		710,402

EXCHANGE TRADED FUNDS† - 1.6%
iShares Russell Midcap Value Index Fund	300,000	14,448,000
iShares Russell 2000 Value Index Fund	160,860	12,125,627

Total Exchange Traded Funds (Cost $19,887,647)		26,573,627

	Face
	Amount	Value

CONVERTIBLE BOND†† - 0.7%
Energy - 0.7%
USEC, Inc.
3.00% due 10/01/14	$13,600,000	$10,744,000

Total Convertible Bond (Cost $12,444,847)		10,744,000

REPURCHASE AGREEMENT††, 4 - 3.4%
UMB Financial Corp. issued 03/31/11 at 0.03% due 04/01/11	55,424,000	55,424,000

Total Repurchase Agreement (Cost $55,424,000)		55,424,000

Total Long Investments - 100.0% (Cost $1,247,181,999)		$1,613,755,741

	Contracts

OPTIONS WRITTEN† - (0.1)%
Call Options on:
Power-One, Inc. Expiring April 2011 with strike price of $13.00	3,782	(18,910)
General Cable Corp. Expiring May 2011 with strike price of $50.00	2,000	(50,000)
Associated Banc-Corp. Expiring June 2011 with strike price of $15.00	2,385	(190,800)

Total Call Options		(259,710)

Put Options on:
Arch Coal, Inc. Expiring July 2011 with strike price of $30.00	2,535	(245,895)
Comzputer Sciences Corp. Expiring June 2011 with strike price of $50.00	1,500	(495,000)

Total Put Options		(740,895)

Total Options Written (Premiums received $1,728,328)		$(1,000,605)

Cash & Other Assets, Less Liabilities - 0.1%		987,434

Total Net Assets - 100.0%		$1,613,742,570

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 10.

††	Value determined based on Level 2 inputs — See Note 10.

[1]	All or a portion of this security is pledged as collateral for open written option contracts at March 31, 2011.

[2]	All or a portion of this security was fair valued by the Valuation Committee based on non-observable market inputs at March 31, 2011. The total market value of fair valued securities amounts to $1,261,796 (cost $3,300,349), or 0.08% of total net assets.

[3]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[4]	Repurchase Agreement — See Note 5.

[5]	Investment in affiliated issuer. See Note 8 in the Notes to Financial Statements.

ADR—American Depositary Receipt

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 45

Rydex|SGI Equity Fund
Mid Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2011

Assets:
Investments in unaffiliated issuers, at value*	$1,497,664,727
Investments in affiliated issuers, at value**	60,667,014
Repurchase agreements, at value	55,424,000

Total investments	1,613,755,741
Cash	242
Receivables:
Securities sold	1,446,730
Fund shares sold	2,822,122
Dividends	1,324,267
Interest	204,046
Prepaid expenses	113,209

Total assets	1,619,666,357

Liabilities:
Written options, at value***	1,000,605
Payable for:
Securities purchased	1,221,588
Fund shares redeemed	1,129,951
Management fees	1,033,658
Custodian fees	13,363
Transfer agent/maintenance fees	85,239
Distribution and service fees	510,455
Portfolio accounting fees	125,549
Professional fees	32,021
Directors’ fees	53,093
Legal fees	24,340
Pricing fees	3,155
Direct shareholders expense	170,617
Corporate expenses	46,559
Other	473,594

Total liabilities	5,923,787

Net assets	$1,613,742,570

Net assets consist of:
Paid in capital	$1,294,472,450
Accumulated net investment loss	(1,591,608)
Accumulated net realized loss on investments	(46,439,735)
Net unrealized appreciation in on investments	367,301,463

Net assets	$1,613,742,570

A-Class:
Net assets	$1,322,354,046
Capital shares outstanding	37,432,627
Net asset value per share	$35.33

Maximum offering price per share****	$37.09

B-Class:
Net assets	$43,620,724
Capital shares outstanding	1,451,916
Net asset value per share	$30.04

C-Class:
Net assets	$247,767,800
Capital shares outstanding	8,004,272
Net asset value per share	$30.95

* Investments in unaffiliated issuers, at cost	$1,148,199,521
** Investments in affiliated issuers, at cost	43,558,478
Repurchase agreements, at cost	55,424,000

Total cost	$1,247,181,999
*** Premiums received for written options	$1,728,328

****	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75)%.
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2011

Investment Income:
Dividends	$8,620,593
Interest	358,446

Total investment income	8,979,039

Expenses:
Management fees	5,645,260
Transfer agent/maintenance fees	941,735
Distribution and service fees:
A-Class	1,469,989
B-Class	215,222
C-Class	1,099,416
Portfolio accounting fees	683,477
Directors’ fees*	52,515
Miscellaneous	323,739

Total expenses	10,431,353

Net investment loss	(1,452,314)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	40,435,013
Options written	1,362,151

Net realized gain	41,797,164

Net change in unrealized appreciation (depreciation) on:
Investments	219,401,050
Options written	89,797

Net change in unrealized appreciation	219,490,847

Net realized and unrealized gain	261,288,011

Net increase in net assets resulting from operations	$259,835,697

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS	Mid Cap Value Fund

	Period Ended
	March 31,	Year Ended
	2011	September 30,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(1,452,314)	$2,637,672
Net realized gain (loss) on investments	41,797,164	(2,816,034)
Net change in unrealized appreciation (depreciation) on investments	219,490,847	120,886,412

Net increase in net assets resulting from operations	259,835,697	120,708,050

Distributions to shareholders from:
Net investment income
A-Class	(2,703,671)	(1,178,918)

Total distributions to shareholders	(2,703,671)	(1,178,918)

Capital share transactions:
Proceeds from sale of shares
A-Class	189,613,159	525,044,189
B-Class	957,240	2,160,769
C-Class	30,099,941	60,822,739
Distributions reinvested
A-Class	2,286,331	1,064,396
Cost of shares redeemed
A-Class	(136,690,777)	(349,397,686)
B-Class	(7,278,726)	(23,155,998)
C-Class	(15,338,954)	(22,330,336)

Net increase from capital share transactions	63,648,214	194,208,073

Net increase in net assets	320,780,240	313,737,205

Net assets:
Beginning of period	1,292,962,330	979,225,125

End of period	$1,613,742,570	$1,292,962,330

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(1,591,608)	$2,564,377

Capital share activity:
Shares sold
A-Class	5,832,195	18,798,275
B-Class	34,443	92,317
C-Class	1,061,081	2,460,598
Shares issued from reinvestment of distributions
A-Class	71,137	38,861
Shares redeemed
A-Class	(4,223,216)	(12,495,803)
B-Class	(263,878)	(966,968)
C-Class	(536,613)	(908,686)

Net increase in shares	1,975,149	7,018,594

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 47

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS	Mid Cap Value Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$29.55	$26.58	$28.41	$40.79	$38.27	$36.34

Income (loss) from investment operations:
Net investment income (loss)[b]	(0.01)	0.11	0.08	0.25	0.25	0.04
Net gain (loss) on investments (realized and unrealized)	5.87	2.90	0.82	(4.77)	4.59	3.96

Total from investment operations	5.86	3.01	0.90	(4.52)	4.84	4.00

Less distributions from:
Net investment income	(0.08)	(0.04)	(0.14)	(0.14)	(0.23)	—
Net realized gains	—	—	(2.59)	(7.72)	(2.09)	(2.07)

Total distributions	(0.08)	(0.04)	(2.73)	(7.86)	(2.32)	(2.07)

Net asset value, end of period	$35.33	$29.55	$26.58	$28.41	$40.79	$38.27

Total Return[c]	19.84%	11.32%	6.90%	(12.48)%	12.96%	11.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,322,354	$1,056,655	$781,883	$656,044	$687,484	$596,074

Ratios to average net assets:
Net investment income (loss)	(0.06)%	0.38%	0.40%	0.79%	0.61%	0.10%
Total expenses	1.31%	1.37%	1.48%	1.37%	1.32%	1.36%

Portfolio turnover rate	12%	23%	31%	68%	44%	33%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$25.17	$22.78	$24.83	$36.78	$34.76	$33.43

Income (loss) from investment operations:
Net investment loss[b]	(0.11)	(0.09)	(0.06)	— [d]	(0.04)	(0.23)
Net gain (loss) on investments (realized and unrealized)	4.98	2.48	0.60	(4.23)	4.15	3.63

Total from investment operations	4.87	2.39	0.54	(4.23)	4.11	3.40

Less distributions from:
Net realized gains	—	—	(2.59)	(7.72)	(2.09)	(2.07)

Total distributions	—	—	(2.59)	(7.72)	(2.09)	(2.07)

Net asset value, end of period	$30.04	$25.17	$22.78	$24.83	$36.78	$34.76

Total Return[c]	19.35%	10.49%	6.17%	(13.14)%	12.10%	10.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,621	$42,321	$58,221	$66,641	$106,179	$108,784

Ratios to average net assets:
Net investment loss	(0.83)%	(0.40)%	(0.34)%	(0.01)%	(0.10)%	(0.68)%
Total expenses	2.06%	2.12%	2.23%	2.12%	2.07%	2.11%

Portfolio turnover rate	12%	23%	31%	68%	44%	33%

48 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS (concluded)	Mid Cap Value Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$25.93	$23.47	$25.49	$37.54	$35.43	$34.03

Income (loss) from investment operations:
Net investment loss[b]	(0.11)	(0.09)	(0.07)	— [d]	(0.05)	(0.22)
Net gain (loss) on investments (realized and unrealized)	5.13	2.55	0.64	(4.33)	4.25	3.69

Total from investment operations	5.02	2.46	0.57	(4.33)	4.20	3.47

Less distributions from:
Net realized gains	—	—	(2.59)	(7.72)	(2.09)	(2.07)

Total distributions	—	—	(2.59)	(7.72)	(2.09)	(2.07)

Net asset value, end of period	$30.95	$25.93	$23.47	$25.49	$37.54	$35.43

Total Return[c]	19.36%	10.48%	6.13%	(13.15)%	12.13%	10.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$247,768	$193,986	$139,121	$113,192	$176,746	$152,579

Ratios to average net assets:
Net investment loss	(0.81)%	(0.37)%	(0.35)%	(0.01)%	(0.12)%	(0.65)%
Total expenses	2.06%	2.12%	2.22%	2.12%	2.07%	2.11%

Portfolio turnover rate	12%	23%	31%	68%	44%	33%

[a]	Unaudited figures for the period ended March 31, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Net investment income is less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 49

Rydex|SGI Equity Fund
PERFORMANCE SUMMARY	Mid Cap Value Institutional Fund
March 31, 2011	(Unaudited)
PERFORMANCE
$10,000 Since Inception
This chart assumes a $10,000 investment in shares of Mid Cap Value Institutional Fund on July 11, 2008 (date of Inception) and assumes all dividends are reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2500® Value Index is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation.
AVERAGE ANNUAL RETURNS
PERIODS ENDED 3/31/2011

		SINCE
		INCEPTION
	1 YEAR	(07/11/08)

Mid Cap Value Institutional Fund	21.93%	16.30%
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced.

Portfolio Composition by Sector

Common Stocks
Industrials	17.2%
Financials	14.9%
Energy	12.7%
Consumer Discretionary	11.7%
Information Technology	10.3%
Utilities	7.3%
Materials	7.1%
Consumer Staples	4.9%
Health Care	4.3%
Exchange Traded Funds	5.3%
Warrants	0.1%
Convertible Preferred Stock	0.1%
Convertible Bond	0.7%
Repurchase Agreement	4.1%
Liabilities, Less Cash & Other Assets	(0.7%)

Total Net Assets	100.0%

50 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI Equity Fund
March 31, 2011	Mid Cap Value Institutional Fund

	Shares	Value

COMMON STOCKS†- 90.4%

Industrials - 17.2%
GeoEye, Inc.*	349,700	$14,540,526
Covanta Holding Corp.	740,040	12,639,883
Insituform Technologies, Inc. — Class A*	378,340	10,120,595
General Cable Corp.*,1	233,400	10,106,220
Quanta Services, Inc.*	435,200	9,761,536
FTI Consulting, Inc.*	206,700	7,922,811
Orbital Sciences Corp.*	392,888	7,433,441
Navigant Consulting, Inc.*	684,870	6,841,851
Babcock & Wilcox Co.*	191,600	6,395,608
URS Corp.*	121,700	5,604,285
Trex Company, Inc.*	151,200	4,932,144
Insperity, Inc.	144,132	4,378,730
Force Protection, Inc.*	872,103	4,273,305
ICF International, Inc.*	174,910	3,592,652
Saia, Inc.*	214,470	3,515,163
United Stationers, Inc.	35,278	2,506,502
UQM Technologies, Inc.*	91,078	271,413

Total Industrials		114,836,665

Financials - 14.9%
Hanover Insurance Group, Inc.	337,250	15,260,563
American Financial Group, Inc.[1]	353,570	12,382,021
W.R. Berkley Corp.	373,010	12,014,652
Reinsurance Group of America, Inc. — Class A	128,352	8,057,939
Alleghany Corp.*	22,619	7,486,271
Fifth Street Finance Corp.	502,507	6,708,468
RenaissanceRe Holdings Ltd.	73,300	5,056,967
Transatlantic Holdings, Inc.	102,100	4,969,207
Lexington Realty Trust	476,000	4,450,600
Associated Banc-Corp.[1]	292,352	4,341,427
Old National Bancorp	393,845	4,222,018
Employers Holdings, Inc.	193,100	3,989,446
First Horizon National Corp.	267,756	3,001,544
Investors Real Estate Trust	245,000	2,327,500
Redwood Trust, Inc.	124,100	1,929,755
Wilmington Trust Corp.	350,000	1,582,000
First Marblehead Corp.*	542,384	1,193,245
Bimini Capital Management, Inc. — Class A	473,362	364,489

Total Financials		99,338,112

Energy - 12.7%
Global Industries Ltd.*	1,941,039	19,002,772
SandRidge Energy, Inc.*	959,411	12,280,461
Gulfport Energy Corp.*	327,172	11,827,268
Southern Union Co.	356,700	10,208,754
Plains Exploration & Production Co.*	273,230	9,899,123
McDermott International, Inc.*	277,300	7,040,647
Goodrich Petroleum Corp.*	303,410	6,741,770
USEC, Inc.*	1,234,000	5,429,600
Resolute Energy Corp.*	103,503	1,877,544

Total Energy		84,307,939

Consumer Discretionary - 11.7%
Cabela’s, Inc.*	637,301	15,938,898
Chico’s FAS, Inc.	779,570	11,615,593
Maidenform Brands, Inc.*	272,717	7,791,525
Penn National Gaming, Inc.*	201,800	7,478,708
Brown Shoe Company, Inc.	553,557	6,764,467
Apollo Group, Inc. — Class A*	143,350	5,979,128
Jack in the Box, Inc.*	197,700	4,483,836
Scholastic Corp.	155,900	4,215,536
Hanesbrands, Inc.*	133,890	3,620,386
DeVry, Inc.	64,160	3,533,291
Smith & Wesson Holding Corp.*	798,826	2,835,832
Fortune Brands, Inc.	42,000	2,599,380
Fred’s, Inc. — Class A	89,226	1,188,490
HydroGen Corp.*,5	1,265,700	25,314

Total Consumer Discretionary		78,070,384

Information Technology - 10.3%
Computer Sciences Corp.	383,390	18,682,595
IXYS Corp.*	940,379	12,629,290
Maxwell Technologies, Inc.*	613,755	10,599,549
Power-One, Inc.*,1	1,063,372	9,304,505
Euronet Worldwide, Inc.*	278,800	5,389,204
Satyam Computer Services Ltd. ADR*	1,769,175	5,342,908
Symmetricom, Inc.*	630,300	3,863,739
Ultratech, Inc.*	104,900	3,084,060

Total Information Technology		68,895,850

Utilities - 7.3%
Great Plains Energy, Inc.	382,735	7,662,355
NorthWestern Corp.	220,800	6,690,240
Allete, Inc.	157,854	6,151,570
Black Hills Corp.	182,000	6,086,080
American Water Works Company, Inc.	204,240	5,728,932
UGI Corp.	143,457	4,719,735
Westar Energy, Inc.	114,780	3,032,488
Atmos Energy Corp.	88,230	3,008,643
MDU Resources Group, Inc.	122,167	2,806,176
Pepco Holdings, Inc.	135,500	2,527,075

Total Utilities		48,413,294

Materials - 7.1%
Bemis Company, Inc.	420,680	13,802,511
Owens-Illinois, Inc.*	319,180	9,636,044
Louisiana-Pacific Corp.*	830,700	8,722,350
Sonoco Products Co.	174,500	6,322,135
HB Fuller Co.	194,646	4,180,996
Zoltek Companies, Inc.*	209,214	2,809,744
Landec Corp.*	328,600	2,135,900

Total Materials		47,609,680

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI Equity Fund
March 31, 2011	Mid Cap Value Institutional Fund

	Shares	Value

Consumer Staples - 4.9%
Hormel Foods Corp.	374,580	$10,428,307
JM Smucker Co.	134,500	9,601,955
Ralcorp Holdings, Inc.*	132,400	9,060,132
Bunge Ltd.	48,000	3,471,840

Total Consumer Staples		32,562,234

Health Care - 4.3%
RehabCare Group, Inc.*	274,900	10,135,563
Mednax, Inc.*	114,013	7,594,406
Hologic, Inc.*	279,882	6,213,380
Forest Laboratories, Inc.*	151,230	4,884,729

Total Health Care		28,828,078

Total Common Stocks (Cost $465,077,187)		602,862,236

CONVERTIBLE PREFERRED STOCK†† - 0.1%
Thermoenergy Corp.*,2,3	793,750	509,905

Total Convertible Preferred Stock (Cost $757,980)		509,905

WARRANTS†† - 0.1%
Industrials - 0.1%
Thermoenergy Corp. $0.30,07/31/15[2]	12,700,000	655,320

Total Warrants (Cost $1,147,020)		655,320

EXCHANGE TRADED FUNDS† - 5.3%
iShares Russell Midcap Value Index Fund	325,570	15,679,451
iShares S&P MidCap 400 Value Index Fund	145,000	12,499,000
iShares Russell 2000 Value Index Fund	95,000	7,161,100

Total Exchange Traded Funds (Cost $29,640,600)		35,339,551

	Face
	Amount	Value

CONVERTIBLE BOND†† - 0.7%
Energy - 0.7%
USEC, Inc. 3.00% due 10/01/14	$5,500,000	$4,345,000

Total Convertible Bond (Cost $4,388,738)		$4,345,000

REPURCHASE AGREEMENT††,4 - 4.1%
UMB Financial Corp. issued 03/31/11 at 0.03% due 04/01/11	27,592,000	27,592,000

Total Repurchase Agreement (Cost $27,592,000)		27,592,000

Total Long Investments - 100.7% (Cost $528,603,525)		$671,304,012

	Contracts
OPTIONS WRITTEN† - (0.1)%
Call Options on:
Power-One, Inc. Expiring April 2011 with strike price of $13.00	1,547	(7,735)
General Cable Corp. Expiring May 2011 with strike price of $50.00	800	(20,000)
Associated Banc-Corp. Expiring June 2011 with strike price of $15.00	973	(77,840)

Total Call Options		(105,575)

Put Options on:
Arch Coal, Inc. Expiring July 2011 with strike price of $30.00	1,025	(99,425)
Computer Sciences Corp. Expiring June 2011 with strike price of $50.00	580	(191,400)

Total Put Options		(290,825)

Total Options Written (Premiums received $690,678)		$(396,400)

Liabilities, Less Cash & Other Assets — (0.6)%		(4,199,769)

Total Net Assets - 100.0%		$666,707,843

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 10.

††	Value determined based on Level 2 inputs — See Note 10.

[1]	All or a portion of this security is pledged as collateral for open written option contracts at March 31, 2011.

[2]	All or a portion of this security was fair valued by the Valuation Committee based on non-observable market inputs at March 31, 2011. The total market value of fair valued securities amounts to $1,165,225 (cost $1,905,000), or 0.2% of total net assets.

[3]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[4]	Repurchase Agreement — See Note 5.

[5]	Investment in affiliated issuer. See Note 8 in the Notes to Financial Statements. ADR — American Depositary Receipt

ADR — American Depositary Receipt

52 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
Mid Cap Value Institutional Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2011

Assets:
Investments in unaffiliated issuers, at value*	$643,686,698
Investments in affiliated issuers, at value**	25,314
Repurchase agreements, at value	27,592,000

Total investments	671,304,012
Cash	863
Receivables:
Securities sold	547,782
Fund shares sold	811,436
Dividends	529,684
Interest	82,523
Prepaid expenses	98,381

Total assets	673,374,681

Liabilities:
Written options, at value***	396,400
Payable for:
Securities purchased	553,288
Fund shares redeemed	5,085,577
Management fees	410,253
Custodian fees	5,279
Transfer agent/maintenance fees	58,032
Portfolio accounting fees	51,965
Professional fees	265
Directors’ fees	9,449
Legal fees	7,225
Pricing fees	714
Direct shareholders expense	64,212
Corporate expenses	8,239
Other	15,940

Total liabilities	6,666,838

Net assets	$666,707,843

Net assets consist of:
Paid in capital	$507,358,586
Undistributed net investment income	1,122,066
Undistributed net realized gain on investments	15,232,426
Net unrealized appreciation in on investments	142,994,765

Net assets	$666,707,843

Net assets	$666,707,843
Capital shares outstanding	51,236,181
Net asset value per share	$13.01

* Investments in unaffiliated issuers, at cost	$501,008,994
** Investments in affiliated issuers, at cost	2,531
Repurchase agreements, at cost	27,592,000

Total cost	$528,603,525
*** Premiums received for written options	$690,678
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2011

Investment Income:
Dividends	$3,544,154
Interest	220,281

Total investment income	3,764,435

Expenses:
Management fees	2,171,318
Transfer agent/maintenance fees	251,600
Portfolio accounting fees	275,030
Directors’ fees*	19,875
Miscellaneous	168,534

Total expenses	2,886,357
Expenses waived by Advisor	(280,769)

Net expenses	2,605,588

Net investment income	1,158,847

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	18,215,137
Options written	519,568

Net realized gain	18,734,705

Net change in unrealized appreciation (depreciation) on:
Investments	85,963,537
Options written	57,716

Net change in unrealized appreciation	86,021,253

Net realized and unrealized gain	104,755,958

Net increase in net assets resulting from operations	$105,914,805

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 53

Rydex|SGI Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS	Mid Cap Value Institutional Fund

	Period Ended
	March 31,	Year Ended
	2011	September 30,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,158,847	$3,027,929
Net realized gain on investments	18,734,705	21,766,168
Net change in unrealized appreciation (depreciation) on investments	86,021,253	19,799,839

Net increase in net assets resulting from operations	105,914,805	44,593,936

Distributions to shareholders from:
Net investment income	(3,064,710)	(326,334)
Net realized gains	(22,149,495)	(11,082,828)

Total distributions to shareholders	(25,214,205)	(11,409,162)

Capital share transactions:
Proceeds from sale of shares	127,161,145	259,968,422
Distributions reinvested	10,706,814	5,348,897
Cost of shares redeemed	(66,307,714)	(101,510,411)

Net increase from capital share transactions	71,560,245	163,806,908

Net increase in net assets	152,260,845	196,991,682

Net assets:
Beginning of period	514,446,998	317,455,316

End of period	$666,707,843	$514,446,998

Undistributed net investment income at end of period	$1,122,066	$3,027,929

Capital share activity:
Shares sold	10,415,132	23,979,841
Shares issued from reinvestment of distributions	905,056	509,904
Shares redeemed	(5,459,645)	(9,372,413)

Net increase in shares	5,860,543	15,117,332

54 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS	Mid Cap Value Institutional Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,	September 30,
	2011[a]	2010	2009	2008[a,b]

Per Share Data
Net asset value, beginning of period	$11.34	$10.49	$10.68	$10.00

Income (loss) from investment operations:
Net investment income[c]	0.02	0.08	0.08	0.04
Net gain on investments (realized and unrealized)	2.20	1.13	0.27	0.64

Total from investment operations	2.22	1.21	0.35	0.68

Less distributions from:
Net investment income	(0.07)	(0.01)	(0.06)	—
Net realized gains	(0.48)	(0.35)	(0.48)	—

Total distributions	(0.55)	(0.36)	(0.54)	—

Net asset value, end of period	$13.01	$11.34	$10.49	$10.68

Total Return[d]	19.99%	11.76%	5.30%	6.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$666,708	$514,447	$317,455	$17,436

Ratios to average net assets:
Net investment income	0.40%	0.78%	0.82%	1.81%
Total expenses[e]	1.00%	0.95%	0.98%	1.19%
Net expenses[f]	0.90%	0.90%	0.91%	1.10%

Portfolio turnover rate	13%	20%	76%	63%

[a]	Unaudited figures for the period ended March 31, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: July 11, 2008 — Mid Cap Value Institutional Fund.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers and reimbursements, as applicable.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 55

Rydex|SGI Equity Fund
PERFORMANCE SUMMARY	Large Cap Concentrated Growth Fund
March 31, 2011	(Unaudited)
PERFORMANCE
$10,000 Over Ten Years
This chart assumes a $10,000 investment in A-Class shares of Large Cap Concentrated Growth Fund on March 31, 2011, reflects deduction of the maximum front-end sales charge of 5.75% and assumes all dividends are reinvested.† The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000® Growth Index is an unmanaged capitalization index which includes stocks incorporated in the United States and its territories and measures the performance of the Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.
AVERAGE ANNUAL RETURNS
PERIODS ENDED 3/31/2011

	1 YEAR	5 YEAR	10 YEAR

A-Class Shares	16.69%	-0.35%	1.42%
A-Class Shares with sales charge	9.96%	-1.51%	0.83%
B-Class Shares	15.72%	-1.11%	0.82%
B-Class Shares with CDSC	10.72%	-1.47%	0.82%
C-Class Shares	15.65%	-1.11%	0.67%
C-Class Shares with CDSC	14.65%	-1.11%	0.67%
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted.† The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced.

Portfolio Composition by Sector

Common Stocks
Information Technology	28.9%
Consumer Discretionary	18.4%
Industrials	18.2%
Energy	11.0%
Materials	6.2%
Financials	5.6%
Health Care	5.4%
Consumer Staples	2.8%
Cash & Other Assets, Less Liabilities	3.5%

Total Net Assets	100.0%

†	Effective 2/22/11, the A-Class maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used to calculate performance for periods beginning prior to 2/22/11, and a 4.75% maximum sales charge is used to calculate performance for periods beginning on or after 2/22/11.
56 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI Equity Fund
March 31, 2011	Large Cap Concentrated Growth Fund

	Shares	Value

COMMON STOCKS† - 96.5%

Information Technology - 28.9%
Apple, Inc.*	6,410	$2,233,565
Google, Inc. — Class A*	3,295	1,931,562
QUALCOMM, Inc.	33,250	1,823,098
EMC Corp.*	65,050	1,727,077
Autodesk, Inc.*	32,640	1,439,750
Cognizant Technology Solutions Corp. — Class A*	16,820	1,369,148
Microsoft Corp.	50,130	1,271,297
Avago Technologies Ltd.	34,950	1,086,945

Total Information Technology		12,882,442

Consumer Discretionary - 18.4%
Walt Disney Co.	33,640	1,449,548
Starbucks Corp.	38,290	1,414,815
Ford Motor Co.*	93,100	1,388,121
Omnicom Group, Inc.	28,220	1,384,473
Time Warner, Inc.	36,300	1,295,910
Johnson Controls, Inc.	30,760	1,278,693

Total Consumer Discretionary		8,211,560

Industrials - 18.2%
Parker Hannifin Corp.	15,630	1,479,849
Eaton Corp.	25,100	1,391,544
Deere & Co.	14,010	1,357,429
Precision Castparts Corp.	8,980	1,321,676
United Parcel Service, Inc. — Class B	17,700	1,315,464
CSX Corp.	16,090	1,264,674

Total Industrials		8,130,636

Energy - 11.0%
Halliburton Co.	36,720	1,830,125
Baker Hughes, Inc.	21,400	1,571,402
Peabody Energy Corp.	21,090	1,517,636

Total Energy		4,919,163

Materials - 6.2%
Freeport-McMoRan Copper & Gold, Inc. — Class B	25,200	1,399,860
Dow Chemical Co.	36,265	1,369,004

Total Materials		2,768,864

Financials - 5.6%
U.S. Bancorp	47,520	1,255,954
Goldman Sachs Group, Inc.	7,920	1,255,082

Total Financials		2,511,036

Health Care - 5.4%
Covidien plc	26,380	1,370,177
Warner Chilcott plc — Class A	45,240	1,053,187

Total Health Care		2,423,364

Consumer Staples - 2.8%
Bunge Ltd.	17,190	1,243,353

Total Common Stocks (Cost $36,879,553)		43,090,418

Total Investments - 96.5% (Cost $36,879,553)		$43,090,418

Cash & Other Assets, Less Liabilities - 3.5%		1,553,401

Total Net Assets - 100.0%		$44,643,819

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 10.

plc — Public Limited Company.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 57

Rydex|SGI Equity Fund
Large Cap Concentrated Growth Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2011

Assets:
Investments, at value*	$43,090,418

Total investments	43,090,418
Cash	967,711
Receivables:
Securities sold	628,784
Fund shares sold	6,760
Dividends	38,758
Prepaid expenses	38,306

Total assets	44,770,737

Liabilities:
Payable for:
Fund shares redeemed	51,872
Management fees	27,680
Custodian fees	321
Transfer agent/maintenance fees	13,595
Distribution and service fees	15,154
Portfolio accounting fees	3,506
Professional fees	4,128
Directors’ fees	1,847
Legal fees	591
Pricing fees	143
Insurance	729
Direct shareholders expense	6,505
Corporate expenses	847

Total liabilities	126,918

Net assets	$44,643,819

Net assets consist of:
Paid in capital	$47,934,848
Accumulated net investment loss	(68,534)
Accumulated net realized loss on investments	(9,433,360)
Net unrealized appreciation in on investments	6,210,865

Net assets	$44,643,819

A-Class:
Net assets	$35,195,336
Capital shares outstanding	3,861,132
Net asset value per share	$9.12

Maximum offering price per share**	$9.57

B-Class:
Net assets	$4,987,738
Capital shares outstanding	599,378
Net asset value per share	$8.32

C-Class:
Net assets	$4,460,745
Capital shares outstanding	533,917
Net asset value per share	$8.35

* Investments, at cost	$36,879,553

**	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2011

Investment Income:
Dividends	$249,412
Interest	81

Total investment income	249,493

Expenses:
Management fees	154,292
Transfer agent/maintenance fees	111,572
Distribution and service fees:
A-Class	40,413
B-Class	24,589
C-Class	19,481
Portfolio accounting fees	19,544
Directors’ fees*	1,287
Miscellaneous	29,313

Total expenses	400,491
Expenses waived by Advisor	(89,711)

Net expenses	310,780

Net investment loss	(61,287)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,983,924

Net realized gain	3,983,924

Net change in unrealized appreciation (depreciation) on:
Investments	3,389,239

Net change in unrealized appreciation	3,389,239

Net realized and unrealized gain	7,373,163

Net increase in net assets resulting from operations $	7,311,876

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS	Large Cap Concentrated Growth Fund

	Period Ended
	March 31,	Year Ended
	2011	September 30,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(61,287)	$129,025
Net realized gain on investments	3,983,924	4,700,281
Net change in unrealized appreciation (depreciation) on investments	3,389,239	(1,175,337)

Net increase in net assets resulting from operations	7,311,876	3,653,969

Distribution To Shareholders From:
Net investment income
A-Class	(136,272)	—

Total distributions to shareholders	(136,272)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	4,364,125	12,118,241
B-Class	393,922	1,138,329
C-Class	767,788	253,325
Distributions reinvested
A-Class	135,329	—
Cost of shares redeemed
A-Class	(4,002,928)	(8,293,084)
B-Class	(858,629)	(2,811,232)
C-Class	(276,075)	(1,022,294)

Net increase from capital share transactions	523,532	1,383,285

Net increase in net assets	7,699,136	5,037,254

Net assets:
Beginning of period	36,944,683	31,907,429

End of period	$44,643,819	$36,944,683

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(68,534)	$129,025

Capital share activity:
Shares sold
A-Class	508,571	1,699,951
B-Class	50,610	170,222
C-Class	97,096	37,449
Shares issued from reinvestment of distributions
A-Class	16,034	—
Shares redeemed
A-Class	(470,662)	(1,120,658)
B-Class	(110,399)	(409,958)
C-Class	(34,602)	(149,671)

Net increase in shares	56,648	227,335

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 59

FINANCIAL HIGHLIGHTS	Rydex|SGI Equity Fund Large Cap Concentrated Growth Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$7.63	$6.95	$6.91	$10.66	$9.86	$9.36

Income (loss) from investment operations:
Net investment income (loss)[b]	(0.01)	0.04	0.01	(0.02)	(0.01)	(0.06)
Net gain (loss) on investments (realized and unrealized)	1.54	0.64	0.03	(2.87)	0.81	0.56

Total from investment operations	1.53	0.68	0.04	(2.89)	0.80	0.50

Less distributions from:
Net investment income	(0.04)	—	—	—	—	—
Net realized gains	—	—	—	(0.86)	—	—

Total distributions	(0.04)	—	—	(0.86)	—	—

Net asset value, end of period	$9.12	$7.63	$6.95	$6.91	$10.66	$9.86

Total Return[c]	20.05%	9.78%	0.58%	(28.85%)	8.11%	5.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,195	$29,059	$22,425	$23,723	$30,375	$30,078

Ratios to average net assets:
Net investment income (loss)	(0.14%)	0.52%	0.09%	(0.20%)	(0.10%)	(0.68%)
Total expenses[d]	1.78%	1.73%	2.04%	1.72%	1.57%	1.76%
Net expenses[e]	1.35%	1.35%	1.35%	1.35%	1.40%	1.76%

Portfolio turnover rate	76%	190%	134%	198%	21%	39%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$6.96	$6.39	$6.40	$10.01	$9.33	$8.92

Income (loss) from investment operations:
Net investment loss[b]	(0.03)	(0.02)	(0.03)	(0.08)	(0.09)	(0.13)
Net gain (loss) on investments (realized and unrealized)	1.39	0.59	0.02	(2.67)	0.77	0.54

Total from investment operations	1.36	0.57	(0.01)	(2.75)	0.68	0.41

Less distributions from:
Net realized gains	—	—	—	(0.86)	—	—

Total distributions	—	—	—	(0.86)	—	—

Net asset value, end of period	$8.32	$6.96	$6.39	$6.40	$10.01	$9.33

Total Return[c]	19.54%	8.92%	(0.16%)	(29.36%)	7.29%	4.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,988	$4,590	$5,740	$7,394	$10,868	$16,073

Ratios to average net assets:
Net investment loss	(0.89%)	(0.31%)	(0.66%)	(0.95%)	(0.88%)	(1.46%)
Total expenses[d]	2.54%	2.48%	2.79%	2.47%	2.32%	2.53%
Net expenses[e]	2.10%	2.10%	2.10%	2.10%	2.15%	2.53%

Portfolio turnover rate	76%	190%	134%	198%	21%	39%

60 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS (concluded)	Large Cap Concentrated Growth Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$6.99	$6.41	$6.42	$10.04	$9.36	$8.94

Income (loss) from investment operations:
Net investment loss[b]	(0.03)	(0.02)	(0.03)	(0.08)	(0.08)	(0.13)
Net gain (loss) on investments (realized and unrealized)	1.39	0.60	0.02	(2.68)	0.76	0.55

Total from investment operations	1.36	0.58	(0.01)	(2.76)	0.68	0.42

Less distributions from:
Net realized gains	—	—	—	(0.86)	—	—

Total distributions	—	—	—	(0.86)	—	—

Net asset value, end of period	$8.35	$6.99	$6.41	$6.42	$10.04	$9.36

Total Return[c]	19.46%	9.05%	(0.16%)	(29.37%)	7.26%	4.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,461	$3,296	$3,742	$5,501	$11,245	$12,777

Ratios to average net assets:
Net investment loss	(0.88%)	(0.27%)	(0.66%)	(0.92%)	(0.86%)	(1.44%)
Total expenses[d]	2.55%	2.48%	2.78%	2.46%	2.32%	2.52%
Net expenses[e]	2.10%	2.10%	2.10%	2.10%	2.15%	2.52%

Portfolio turnover rate	76%	190%	134%	198%	21%	39%

[a]	Unaudited figures for the period ended March 31, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers and reimbursements and before custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 61

Rydex|SGI Equity Fund
PERFORMANCE SUMMARY	Small Cap Growth Fund
March 31, 2011	(Unaudited)
PERFORMANCE
$10,000 Over Ten Years
This chart assumes a $10,000 investment in A-Class shares of Small Cap Growth Fund on March 31, 2011, reflects deduction of the maximum front-end sales charge of 5.75% and assumes all dividends are reinvested.† The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.
AVERAGE ANNUAL RETURNS
PERIODS ENDED 3/31/2011

	1 YEAR	5 YEAR	10 YEAR

A-Class Shares	27.82%	-1.17%	3.54%
A-Class Shares with sales charge	20.47%	-2.33%	2.92%
B-Class Shares	26.85%	-1.87%	2.91%
B-Class Shares with CDSC	21.85%	-2.23%	2.91%
C-Class Shares	26.91%	-1.90%	2.77%
C-Class Shares with CDSC	25.91%	-1.90%	2.77%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted.† The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector

Common Stocks
Information Technology	22.4%
Consumer Discretionary	16.9%
Health Care	16.8%
Industrials	16.3%
Energy	5.7%
Materials	5.1%
Financials	4.2%
Consumer Staples	1.9%
Utilities	1.7%
Telecommunication Services	1.1%
Exchange Traded Funds	5.0%
Cash & Other Assets, Less Liabilities	2.9%

Total Net Assets	100.0%

†	Effective 2/22/11, the A-Class maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used to calculate performance for periods beginning prior to 2/22/11, and a 4.75% maximum sales charge is used to calculate performance for periods beginning on or after 2/22/11.
62 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI Equity Fund
March 31, 2011	Small Cap Growth Fund

	Shares	Value

COMMON STOCKS† - 92.1%

Information Technology - 22.4%
Solera Holdings, Inc.	5,830	$297,913
Alliance Data Systems Corp.*	3,120	267,977
Opnet Technologies, Inc.	6,350	247,587
Ciena Corp.*	9,000	233,640
SYNNEX Corp.*	7,130	233,365
Cadence Design Systems, Inc.*	21,720	211,770
Nuance Communications, Inc.*	10,705	209,390
SolarWinds, Inc.*	8,820	206,917
KLA-Tencor Corp.	4,200	198,954
LogMeIn, Inc.*	4,700	198,152
Rofin-Sinar Technologies, Inc.*	4,710	186,045
FLIR Systems, Inc.	5,250	181,702
VanceInfo Technologies, Inc. ADR*	5,600	175,896
Informatica Corp.*	3,190	166,614
Acme Packet, Inc.*	2,300	163,208
Newport Corp.*	8,300	147,989
Riverbed Technology, Inc.*	3,710	139,681
Harmonic, Inc.*	14,750	138,355
Sourcefire, Inc.*	4,600	126,546
Nanometrics, Inc.*	6,590	119,213
Meru Networks, Inc.*	5,280	107,237
SMART Modular Technologies WWH, Inc.*	11,700	90,909
Lattice Semiconductor Corp.*	14,600	86,140
GSI Commerce, Inc.*	2,710	79,322

Total Information Technology		4,214,522

Consumer Discretionary - 16.9%
Jarden Corp.	9,865	350,898
Tempur-Pedic International, Inc.*	5,250	265,965
Life Time Fitness, Inc.*	7,020	261,916
Penn National Gaming, Inc.*	6,525	241,816
Lamar Advertising Co. — Class A*	6,140	226,812
Gaylord Entertainment Co.*	5,990	207,733
ANN, Inc.*	6,560	190,962
Select Comfort Corp.*	12,560	151,474
Lennar Corp. — Class A	8,350	151,302
Hanesbrands, Inc.*	5,490	148,450
Gentex Corp.	4,760	143,990
Monro Muffler Brake, Inc.	4,075	134,393
Phillips-Van Heusen Corp.	1,850	120,305
Jos A. Bank Clothiers, Inc.*	2,360	120,077
California Pizza Kitchen, Inc.*	6,970	117,654
Cost Plus, Inc.*	11,240	110,377
Harman International Industries, Inc.	1,920	89,894
Vail Resorts, Inc.*	1,625	79,235
MDC Partners, Inc. — Class A	3,600	60,372

Total Consumer Discretionary		3,173,625

Health Care - 16.8%
Hologic, Inc.*	12,140	269,508
Endo Pharmaceuticals Holdings, Inc.*	6,690	255,290
Hill-Rom Holdings, Inc.	5,820	221,044
Mednax, Inc.*	3,270	217,815
Natus Medical, Inc.*	12,540	210,672
Integra LifeSciences Holdings Corp.*	4,230	200,587
Health Management Associates, Inc. — Class A*	16,620	181,158
Parexel International Corp.*	7,270	181,023
Teleflex, Inc.	2,680	155,386
Wright Medical Group, Inc.*	9,120	155,131
American Medical Systems Holdings, Inc.*	6,810	147,368
Perrigo Co.	1,850	147,112
Haemonetics Corp.*	2,155	141,239
Endologix, Inc.*	19,600	132,888
BioMarin Pharmaceutical, Inc.*	5,000	125,650
Halozyme Therapeutics, Inc.*	12,940	86,827
Obagi Medical Products, Inc.*	6,420	81,149
Human Genome Sciences, Inc.*	2,630	72,194
Angiodynamics, Inc.*	4,260	64,411
CardioNet, Inc.*	12,550	60,114
Momenta Pharmaceuticals, Inc.*	3,300	52,305

Total Health Care		3,158,871

Industrials - 16.3%
Navistar International Corp.*	5,400	374,382
Interface, Inc. — Class A	19,080	352,789
WABCO Holdings, Inc.*	5,580	343,951
IDEX Corp.	6,650	290,273
Regal-Beloit Corp.	3,740	276,124
BE Aerospace, Inc.*	7,340	260,790
Wabtec Corp.	3,150	213,665
Roper Industries, Inc.	2,260	195,400
Pall Corp.	3,240	186,656
Kansas City Southern*	2,945	160,355
Aecom Technology Corp.*	5,560	154,179
Towers Watson & Co. — Class A	2,550	141,423
Pentair, Inc.	3,290	124,329

Total Industrials		3,074,316

Energy - 5.7%
Oil States International, Inc.*	4,560	347,199
Alpha Natural Resources, Inc.*	4,890	290,319
Superior Energy Services, Inc.*	6,830	280,030
Bill Barrett Corp.*	3,820	152,456

Total Energy		1,070,004

Materials - 5.1%
Solutia, Inc.*	10,300	261,620
CF Industries Holdings, Inc.	1,300	177,827
Kaiser Aluminum Corp.	3,590	176,807
Cliffs Natural Resources, Inc.	1,760	172,973
Silgan Holdings, Inc.	4,470	170,486

Total Materials		959,713

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI Equity Fund
March 31, 2011	Small Cap Growth Fund

	Shares	Value

Financials - 4.2%
Discover Financial Services	9,000	$217,080
Commerce Bancshares, Inc.	5,061	204,667
Stifel Financial Corp.*	2,670	191,679
HCC Insurance Holdings, Inc.	5,780	180,972

Total Financials		794,398

Consumer Staples - 1.9%
Diamond Foods, Inc.	3,300	184,140
TreeHouse Foods, Inc.*	3,140	178,572

Total Consumer Staples		362,712

Utilities - 1.7%
ITC Holdings Corp.	2,270	158,673
NorthWestern Corp.	5,050	153,015

Total Utilities		311,688

Telecommunication Services - 1.1%
SBA Communications Corp. — Class A*	5,000	198,400

Total Common Stocks (Cost$12,446,840)		17,318,249

EXCHANGE TRADED FUND† - 5.0%
iShares Russell 2000 Growth Index Fund	9,850	939,099

Total Exchange Traded Fund (Cost$916,447)		939,099

Total Investments - 97.1% (Cost $13,363,287)		$18,257,348

Cash & Other Assets, Less Liabilities - 2.9%		544,914

Total Net Assets - 100.0%		$18,802,262

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 10.
ADR — American Depositary Receipt.

64 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
Small Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2011

Assets:
Investments, at value*	$18,257,348

Total investments	18,257,348
Cash	1,477,766
Receivables:
Securities sold	256,892
Fund shares sold	27,153
Dividends	3,099
Prepaid expenses	23,464

Total assets	20,045,722

Liabilities:
Payable for:
Securities purchased	1,197,037
Fund shares redeemed	1,775
Management fees	12,385
Custodian fees	2,060
Transfer agent/maintenance fees	10,910
Distribution and service fees	5,692
Portfolio accounting fees	1,956
Professional fees	6,208
Directors’ fees	742
Legal fees	288
Pricing fees	952
Insurance	110
Direct shareholders expense	2,395
Corporate expenses	950

Total liabilities	1,243,460

Net assets	$18,802,262

Net assets consist of:
Paid in capital	$19,001,886
Accumulated net investment loss	(159,891)
Accumulated net realized loss on investments	(4,933,794)
Net unrealized appreciation in on investments	4,894,061

Net assets	$18,802,262

A-Class:
Net assets	$15,467,625
Capital shares outstanding	1,011,028
Net asset value per share	$15.30

Maximum offering price per share**	$16.06

B-Class:
Net assets	$1,501,408
Capital shares outstanding	111,170
Net asset value per share	$13.51

C-Class:
Net assets	$1,833,229
Capital shares outstanding	133,180
Net asset value per share	$13.77

* Investments, at cost	$13,363,287

** Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $103)	$36,332
Interest	24

Total investment income	36,356

Expenses:
Management fees	69,986
Transfer agent/maintenance fees	50,340
Distribution and service fees:
A-Class	16,679
B-Class	7,338
C-Class	8,282
Portfolio accounting fees	13,336
Directors’ fees*	830
Registration fees	17,314
Miscellaneous	12,142

Total expenses	196,247

Net investment loss	(159,891)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,797,594

Net realized gain	1,797,594

Net change in unrealized appreciation (depreciation) on:
Investments	1,998,115

Net change in unrealized appreciation	1,998,115

Net realized and unrealized gain	3,795,709

Net increase in net assets resulting from operations	$3,635,818

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 65

Rydex|SGI Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS	Small Cap Growth Fund

	Period Ended
	March 31,	Year Ended
	2011	September 30,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(159,891)	$(246,891)
Net realized gain on investments	1,797,594	2,427,963
Net change in unrealized appreciation (depreciation) on investments	1,998,115	(19,339)

Net increase in net assets resulting from operations	3,635,818	2,161,733

Capital share transactions:
Proceeds from sale of shares
A-Class	4,337,186	7,166,260
B-Class	61,428	126,073
C-Class	118,169	164,394
Cost of shares redeemed
A-Class	(3,673,756)	(7,013,788)
B-Class	(298,891)	(691,365)
C-Class	(142,695)	(397,619)

Net increase (decrease) from capital share transactions	401,441	(646,045)

Net increase in net assets	4,037,259	1,515,688

Net assets:
Beginning of period	14,765,003	13,249,315

End of period	$18,802,262	$14,765,003

Accumulated net investment loss at end of period	$(159,891)	$—

Capital share activity:
Shares sold
A-Class	301,919	641,027
B-Class	4,990	12,444
C-Class	9,201	16,059
Shares redeemed
A-Class	(258,105)	(617,198)
B-Class	(24,545)	(69,069)
C-Class	(11,509)	(38,473)

Net increase (decrease) in shares	21,951	(55,210)

66 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS	Small Cap Growth Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$12.25	$10.56	$11.43	$18.53	$15.63	$15.76

Income (loss) from investment operations:
Net investment loss[b]	(0.12)	(0.18)	(0.18)	(0.24)	(0.23)	(0.23)
Net gain (loss) on investments (realized and unrealized)	3.17	1.87	(0.63)	(5.55)	3.13	0.10

Total from investment operations	3.05	1.69	(0.81)	(5.79)	2.90	(0.13)

Less distributions from:
Net realized gains	—	—	(0.06)	(1.31)	—	—

Total distributions	—	—	(0.06)	(1.31)	—	—

Net asset value, end of period	$15.30	$12.25	$10.56	$11.43	$18.53	$15.63

Total Return[c]	24.90%	16.00%	(6.89%)	(33.25%)	18.55%	(0.82%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,468	$11,847	$9,966	$12,414	$45,430	$45,451

Ratios to average net assets:
Net investment loss	(1.80%)	(1.55%)	(2.04%)	(1.59%)	(1.32%)	(1.46%)
Total expenses[d]	2.24%	2.26%	2.67%	1.98%	1.80%	2.01%
Net expenses[e]	2.24%	2.26%	2.60%	1.98%	1.80%	2.01%

Portfolio turnover rate	50%	112%	200%	169%	145%	136%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$10.85	$9.43	$10.28	$16.92	$14.38	$14.60

Income (loss) from investment operations:
Net investment loss[b]	(0.16)	(0.23)	(0.21)	(0.32)	(0.33)	(0.36)
Net gain (loss) on investments (realized and unrealized)	2.82	1.65	(0.58)	(5.01)	2.87	0.14

Total from investment operations	2.66	1.42	(0.79)	(5.33)	2.54	(0.22)

Less distributions from:
Net realized gains	—	—	(0.06)	(1.31)	—	—

Total distributions	—	—	(0.06)	(1.31)	—	—

Net asset value, end of period	$13.51	$10.85	$9.43	$10.28	$16.92	$14.38

Total Return[c]	24.52%	15.06%	(7.47%)	(33.72%)	17.66%	(1.51%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,501	$1,419	$1,766	$2,675	$5,792	$5,919

Ratios to average net assets:
Net investment loss	(2.56%)	(2.30%)	(2.77%)	(2.42%)	(2.07%)	(2.31%)
Total expenses[d]	3.00%	3.02%	3.41%	2.82%	2.56%	2.79%
Net expenses[e]	3.00%	3.02%	3.33%	2.82%	2.56%	2.79%

Portfolio turnover rate	50%	112%	200%	169%	145%	136%

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 67

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS (concluded)	Small Cap Growth Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$11.06	$9.61	$10.48	$17.23	$14.64	$14.88

Income (loss) from investment operations:
Net investment loss[b]	(0.16)	(0.24)	(0.22)	(0.33)	(0.33)	(0.35)
Net gain (loss) on investments (realized and unrealized)	2.87	1.69	(0.59)	(5.11)	2.92	0.11

Total from investment operations	2.71	1.45	(0.81)	(5.44)	2.59	(0.24)

Less distributions from:
Net realized gains	—	—	(0.06)	(1.31)	—	—

Total distributions	—	—	(0.06)	(1.31)	—	—

Net asset value, end of period	$13.77	$11.06	$9.61	$10.48	$17.23	$14.64

Total Return[c]	24.50%	15.09%	(7.51%)	(33.76%)	17.69%	(1.61%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,833	$1,499	$1,518	$2,318	$3,964	$4,304

Ratios to average net assets:
Net investment loss	(2.56%)	(2.31%)	(2.77%)	(2.43%)	(2.07%)	(2.29%)
Total expenses[d]	3.00%	3.02%	3.40%	2.83%	2.56%	2.79%
Net expenses[e]	3.00%	3.02%	3.33%	2.83%	2.56%	2.79%

Portfolio turnover rate	50%	112%	200%	169%	145%	136%

[a]	Unaudited figures for the period ended March 31, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers and reimbursements and before custodian earnings credits, as applicable.

68 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
PERFORMANCE SUMMARY	Small Cap Value Fund
March 31, 2011	(Unaudited)
PERFORMANCE
$10,000 Since Inception
This chart assumes a $10,000 investment in A-Class shares of Small Cap Value Fund on July 11, 2008 (date of inception), reflects deduction of the maximum front-end sales charge of 5.75% and assumes all dividends are reinvested.† The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2000® Value Index is an unmanaged index that measures the performance of securities of small to mid cap U.S. companies with lower price-to-book ratios and lower forecasted growth values.
AVERAGE ANNUAL RETURNS
PERIODS ENDED 3/31/2011

		SINCE
		INCEPTION
	1 YEAR	(07/11/08)

A-Class Shares	26.02%	28.39%
A-Class Shares with sales charge	18.79%	25.63%
C-Class Shares	24.98%	27.49%
C-Class Shares with CDSC	23.98%	27.49%
Institutional Class Shares	26.26%	28.67%
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 1% for Class C shares, as applicable, except where noted.† The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced.

Portfolio Composition by Sector

Common Stocks
Industrials	19.2%
Energy	15.7%
Information Technology	13.5%
Consumer Discretionary	13.4%
Financials	13.2%
Materials	9.1%
Health Care	3.5%
Consumer Staples	3.1%
Utilities	0.4%
Exchange Traded Funds	3.2%
Warrants	0.1%
Cash & Other Assets, Less Liabilities	5.6%

Total Net Assets	100.0%

†	Effective 2/22/11, the A-Class maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used to calculate performance for periods beginning prior to 2/22/11, and a 4.75% maximum sales charge is used to calculate performance for periods beginning on or after 2/22/11.
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI Equity Fund
March 31, 2011	Small Cap Value Fund

	Shares	Value

COMMON STOCKS† - 91.1%

Industrials - 19.2%
GeoEye, Inc.*	6,690	$278,170
Insituform Technologies, Inc. — Class A*	7,490	200,357
Force Protection, Inc.*	37,390	183,211
General Cable Corp.*,[1]	3,900	168,870
EnergySolutions, Inc.	27,458	163,650
Orbital Sciences Corp.*	7,746	146,554
FTI Consulting, Inc.*	3,780	144,887
Saia, Inc.*	8,090	132,595
LaBarge, Inc.*	7,470	132,219
ICF International, Inc.*	6,240	128,170
Celadon Group, Inc.*	7,392	120,046
Ameron International Corp.	1,720	120,039
Ceradyne, Inc.*	2,400	108,192
Navigant Consulting, Inc.*	10,820	108,092
Insperity, Inc.	2,665	80,963
Flow International Corp.*	14,718	64,612
Great Lakes Dredge & Dock Corp.	6,030	46,009
United Stationers, Inc.	491	34,885
Apogee Enterprises, Inc.	1,561	20,590

Total Industrials		2,382,111

Energy - 15.7%
Global Industries Ltd.*	35,972	352,166
Tesco Corp.*	14,410	316,300
Gulfport Energy Corp.*	6,885	248,893
Southern Union Co.[1]	8,410	240,694
Parker Drilling Co.*	33,520	231,623
Kodiak Oil & Gas Corp.*,[1]	26,530	177,751
Goodrich Petroleum Corp.*	5,514	122,521
Petroleum Development Corp.*	2,520	120,985
USEC, Inc.*	22,520	99,088
Resolute Energy Corp.*	1,884	34,176

Total Energy		1,944,197

Information Technology - 13.5%
Standard Microsystems Corp.*	9,713	239,522
IXYS Corp.*	16,810	225,758
Maxwell Technologies, Inc.*	12,470	215,357
Insight Enterprises, Inc.*	10,090	171,833
Global Cash Access Holdings, Inc.*	45,160	147,673
Power-One, Inc.*,1	15,363	134,426
Harmonic, Inc.*	14,170	132,915
Satyam Computer Services Ltd. ADR*	34,208	103,308
Euronet Worldwide, Inc.*	4,960	95,877
Perficient, Inc.*	6,110	73,381
Methode Electronics, Inc.	5,924	71,562
Symmetricom, Inc.*	10,160	62,281

Total Information Technology		1,673,893

Consumer Discretionary - 13.4%
Cabela’s, Inc.*	10,699	267,582
Chico’s FAS, Inc.	16,280	242,572
International Speedway Corp. — Class A	6,360	189,528
DeVry, Inc.	3,150	173,471
Smith & Wesson Holding Corp.*	44,430	157,727
Maidenform Brands, Inc.*	5,050	144,278
Penn National Gaming, Inc.*	3,520	130,451
Brown Shoe Company, Inc.	9,584	117,116
MDC Partners, Inc. — Class A	6,339	106,305
Scholastic Corp.	2,870	77,605
Hanesbrands, Inc.*	960	25,958
Fred’s, Inc. — Class A	1,900	25,308

Total Consumer Discretionary		1,657,901

Financials - 13.2%
Hanover Insurance Group, Inc.	6,190	280,098
Horace Mann Educators Corp.	12,840	215,712
Transatlantic Holdings, Inc.	3,675	178,862
Reinsurance Group of America, Inc. — Class A	2,340	146,905
1st Source Corp.	6,420	128,657
Fifth Street Finance Corp.	8,140	108,669
Old National Bancorp	7,499	80,389
Solar Senior Capital, Ltd.*	4,216	78,544
Lexington Realty Trust	8,370	78,260
Heritage Financial Corp.*	5,390	76,376
Employers Holdings, Inc.	3,200	66,112
Bancfirst Corp.	1,394	59,496
First Marblehead Corp.*	24,251	53,352
First Horizon National Corp.	4,266	47,821
Redwood Trust, Inc.	2,430	37,787

Total Financials		1,637,040

Materials - 9.1%
Louisiana-Pacific Corp.*	26,340	276,570
LSB Industries, Inc.*	5,450	216,038
Myers Industries, Inc.	18,410	182,811
Zoltek Companies, Inc.*	11,440	153,639
A. Schulman, Inc.	5,130	126,814
Landec Corp.*	16,883	109,740
HB Fuller Co.	3,027	65,020

Total Materials		1,130,632

Health Care - 3.5%
ICU Medical, Inc.*	4,210	184,314
RehabCare Group, Inc.*	4,160	153,379
Mednax, Inc.*	1,540	102,580

Total Health Care		440,273

Consumer Staples - 3.1%
Spartan Stores, Inc.	7,370	109,002
Smart Balance, Inc.*	21,240	97,492
Orchids Paper Products Co.	7,864	95,154
Winn-Dixie Stores, Inc.*	11,870	84,752

Total Consumer Staples		386,400

70 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI Equity Fund
March 31, 2011	Small Cap Value Fund

	Shares	Value

Utilities - 0.4%
MDU Resources Group, Inc.	2,156	$49,523

Total Common Stocks (Cost $9,226,215)		11,301,970

CONVERTIBLE PREFERRED STOCK†† - 0.0%
Thermoenergy Corp.*,2,3	6,250	4,015

Total Convertible Preferred Stock (Cost $5,968)		4,015

WARRANT†† - 0.1%
Industrials - 0.1%
Thermoenergy Corp. $0.30, 07/31/15[2]	100,000	5,160

Total Warrant (Cost $9,032)		5,160

EXCHANGE TRADED FUNDS† - 3.2%
iShares Russell 2000 Value Index Fund	2,900	218,602
iShares S&P SmallCap 600 Value Index Fund	2,300	175,306

Total Exchange Traded Funds (Cost $381,066)		393,908

Total Long Investments - 94.4% (Cost $9,622,281)		$11,705,053

	Contracts
OPTIONS WRITTEN† - (0.1)%
Call Options on:
Power-One, Inc. Expiring April 2011 with strike price of $13.00	26	(130)
General Cable Corp. Expiring May 2011 with strike price of $50.00	10	(250)
Kodiak Oil & Gas Corp. Expiring June 2011 with strike price of $7.50	76	(4,180)

Total Options Written (Premiums received $9,100)		(4,560)

Cash & Other Assets, Less Liabilities - 5.7%		703,004

Total Net Assets - 100.0%		$12,403,497

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 10.

††	Value determined based on Level 2 inputs — See Note 10.

[1]	All or a portion of this security is pledged as collateral for open written option contracts at March 31, 2011.

[2]	All or a portion of this security was fair valued by the Valuation Committee at March 31, 2011. The total market value of fair valued securities amounts to $9,175 (cost $15,000), or 0.1% of total net assets.

[3]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

ADR — American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 71

Rydex|SGI Equity Fund
Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2011

Assets:
Investments, at value*	$11,705,053

Total investments	11,705,053
Cash	670,859
Receivables:
Securities sold	85,604
Fund shares sold	23,225
Dividends	7,149
Prepaid expenses	26,983

Total assets	12,518,873

Liabilities:
Written options, at value**	4,560
Payable for:
Securities purchased	67,225
Fund shares redeemed	11,067
Management fees	9,905
Custodian fees	1,684
Transfer agent/maintenance fees	2,653
Distribution and service fees	3,811
Portfolio accounting fees	1,856
Professional fees	4,948
Directors’ fees	506
Legal fees	891
Pricing fees	695
Direct shareholders expense	3,521
Corporate expenses	2,054

Total liabilities	115,376

Net assets	$12,403,497

Net assets consist of:
Paid in capital	10,473,890
Accumulated net investment loss	(34,480)
Accumulated net realized loss on investments	(123,225)
Net unrealized appreciation in on investments	2,087,312

Net assets	12,403,497

A-Class:
Net assets	$8,809,826
Capital shares outstanding	564,101
Net asset value per share	$15.62

Maximum offering price per share***	$16.40

C-Class:
Net assets	$2,671,082
Capital shares outstanding	174,793

Net asset value per share	$15.28

Institutional Class:
Net assets	$922,589
Capital shares outstanding	58,636
Net asset value per share	$15.73

* Investments, at cost	$9,622,281
** Premiums received for written options	$9,100
*** Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $256)	$36,690
Interest	19

Total investment income	36,709

Expenses:
Management fees	50,106
Transfer agent/maintenance fees	14,062
Distribution and service fees:
A-Class	9,176
C-Class	9,402
Portfolio accounting fees	13,760
Directors’ fees*	541
Registration fees	16,280
Miscellaneous	14,647

Total expenses	127,974
Expenses waived by Advisor	(56,785)

Net expenses	71,189

Net investment loss	(34,480)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	448,510
Options written	2,807

Net realized gain	451,317

Net change in unrealized appreciation (depreciation) on:
Investments	1,739,424
Options written	3,914

Net change in unrealized appreciation	1,743,338

Net realized and unrealized gain	2,194,655

Net Increase in net assets resulting from operations	$2,160,175

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

72 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS	Small Cap Value Fund

	Period Ended
	March 31,	Year Ended
	2011	September 30,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(34,480)	$(32,326)
Net realized gain on investments	451,317	720,272
Net change in unrealized appreciation (depreciation) on investments	1,743,338	(376,988)

Net increase in net assets resulting from operations	2,160,175	310,958

Distributions to shareholders from:
Net realized gains
A-Class	(891,554)	(152,192)
C-Class	(220,130)	(21,874)
Institutional Class	(91,413)	(21,435)

Total distributions to shareholders	(1,203,097)	(195,501)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,945,871	12,456,244
C-Class	1,028,933	692,236
Institutional Class	166,264	157,271
Distributions reinvested
A-Class	869,510	150,268
C-Class	203,353	21,874
Institutional Class	73,422	13,598
Cost of shares redeemed
A-Class	(911,300)	(9,619,034)
C-Class	(94,016)	(143,145)
Institutional Class	(132,167)	(131,908)

Net increase from capital share transactions	3,149,870	3,597,404

Net increase in net assets	4,106,948	3,712,861

Net assets:
Beginning of period	8,296,549	4,583,688

End of period	$12,403,497	$8,296,549

Accumulated net investment loss at end of period	$(34,480)	$—

Capital share activity:
Shares sold
A-Class	132,252	911,652
C-Class	70,656	51,089
Institutional Class	11,371	11,908
Shares issued from reinvestment of distributions
A-Class	61,536	11,497
C-Class	14,672	1,693
Institutional Class	5,160	1,036
Shares redeemed
A-Class	(62,219)	(735,798)
C-Class	(6,276)	(11,124)
Institutional Class	(8,776)	(9,494)

Net increase in shares	218,376	232,459

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 73

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS	Small Cap Value Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,	September 30,
A-Class	2011 [a]	2010	2009	2008 [a,b]

Per Share Data
Net asset value, beginning of period	$14.35	$13.24	$11.48	$10.00

Income (loss) from investment operations:
Net investment loss[c]	(0.04)	(0.05)	(0.05)	— [d]
Net gain on investments (realized and unrealized)	3.30	1.54	2.44	1.48

Total from investment operations	3.26	1.49	2.39	1.48

Less distributions from:
Net realized gains	(1.99)	(0.38)	(0.63)	—

Total distributions	(1.99)	(0.38)	(0.63)	—

Net asset value, end of period	$15.62	$14.35	$13.24	$11.48

Total Return[e]	24.17%	11.53%	24.15%	14.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,810	$6,209	$3,245	$400

Ratios to average net assets:
Net investment loss	(0.57%)	(0.34%)	(0.46%)	(0.19%)
Total expenses[f]	2.43%	2.45%	4.92%	6.10%
Net expenses[g]	1.30%	1.30%	1.55%	1.55%

Portfolio turnover rate	20%	140%	58%	86%

	Period Ended	Year Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,	September 30,
C-Class	2011 [a]	2010	2009	2008 [a,b]

Per Share Data
Net asset value, beginning of period	$14.13	$13.11	$11.46	$10.00

Income (loss) from investment operations:
Net investment loss[c]	(0.09)	(0.15)	(0.11)	(0.02)
Net gain on investments (realized and unrealized)	3.23	1.55	2.39	1.48

Total from investment operations	3.14	1.40	2.28	1.46

Less distributions from:
Net realized gains	(1.99)	(0.38)	(0.63)	—

Total distributions	(1.99)	(0.38)	(0.63)	—

Net asset value, end of period	$15.28	$14.13	$13.11	$11.46

Total Return[e]	23.66%	10.94%	23.16%	14.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,671	$1,353	$709	$391

Ratios to average net assets:
Net investment loss	(1.31%)	(1.09%)	(1.15%)	(0.94%)
Total expenses[f]	3.18%	3.22%	6.40%	6.88%
Net expenses[g]	2.05%	2.05%	2.30%	2.30%

Portfolio turnover rate	20%	140%	58%	86%

74 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Equity Fund
FINANCIAL HIGHLIGHTS (concluded)	Small Cap Value Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,	September 30,
Institutional Class	2011 [a]	2010	2009	2008 [a,b]

Per Share Data
Net asset value, beginning of period	$14.43	$13.28	$11.49	$10.00

Income (loss) from investment operations:
Net investment loss[c]	(0.02)	(0.01)	(0.01)	— [d]
Net gain on investments (realized and unrealized)	3.31	1.54	2.43	1.49

Total from investment operations	3.29	1.53	2.42	1.49

Less distributions from:
Net realized gains	(1.99)	(0.38)	(0.63)	—

Total distributions	(1.99)	(0.38)	(0.63)	—

Net asset value, end of period	$15.73	$14.43	$13.28	$11.49

Total Return[e]	24.25%	11.80%	24.40%	14.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$923	$734	$630	$383

Ratios to average net assets:
Net investment income (loss)	(0.33%)	(0.08%)	(0.14%)	0.06%
Total expenses[f]	2.19%	2.21%	5.44%	5.90%
Net expenses[g]	1.05%	1.05%	1.30%	1.30%

Portfolio turnover rate	20%	140%	58%	86%

[a]	Unaudited figures for the period ended March 31, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: July 11, 2008 — Small Cap Value Fund

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Net investment income is less than $0.01 per share.

[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[f]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager, as applicable.

[g]	Net expense information reflects the expense ratios after voluntary expense waivers and reimbursements and before earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 75

Rydex|SGI Large Cap Value Fund
PERFORMANCE SUMMARY	Large Cap Value Fund
March 31, 2011	(Unaudited)
PERFORMANCE
$10,000 Over Ten Years
This chart assumes a $10,000 investment in A-Class shares of Large Cap Value Fund on March 31, 2011, reflects deduction of the maximum front-end sales charge of 5.75% and assumes all dividends are reinvested.† The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000® Value Index is an unmanaged index representing the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.
AVERAGE ANNUAL RETURNS
PERIODS ENDED 3/31/2011

	1 YEAR	5 YEAR	10 YEAR

A-Class Shares	13.71%	2.67%	3.67%
A-Class Shares with sales charge	7.15%	1.46%	3.06%
B-Class Shares	13.81%	2.50%	3.14%
B-Class Shares with CDSC	8.81%	2.13%	3.14%
C-Class Shares	12.79%	1.76%	2.80%
C-Class Shares with CDSC	11.79%	1.76%	2.80%
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted.† The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced.

Portfolio Composition by Sector

Common Stocks
Energy	17.7%
Financials	17.1%
Industrials	12.4%
Information Technology	11.7%
Consumer Staples	9.9%
Health Care	9.6%
Consumer Discretionary	7.2%
Materials	3.9%
Utilities	3.0%
Telecommunication Services	1.2%
Exchange Traded Funds	1.5%
Cash & Other Assets, Less Liabilities	4.8%

Total Net Assets	100.0%

†	Effective 2/22/11, the A-Class maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used to calculate performance for periods beginning prior to 2/22/11, and a 4.75% maximum sales charge is used to calculate performance for periods beginning on or after 2/22/11.
76 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI Large Cap Value Fund
March 31, 2011	Large Cap Value Fund

	Shares	Value

COMMON STOCKS† - 93.7%

Energy - 17.7%
McDermott International, Inc.*	77,600	$1,970,264
Chevron Corp.	17,760	1,907,957
Williams Companies, Inc.	56,000	1,746,080
Exxon Mobil Corp.	12,800	1,076,864
Halliburton Co.	18,200	907,088
ConocoPhillips	11,000	878,460
Apache Corp.	6,500	850,980
Chesapeake Energy Corp.	20,200	677,104

Total Energy		10,014,797

Financials - 17.1%
AON Corp.	37,400	1,980,704
Wells Fargo & Co.	56,952	1,805,378
U.S. Bancorp	61,332	1,621,005
Berkshire Hathaway, Inc. — Class A*	10	1,253,000
Bank of New York Mellon Corp.	39,500	1,179,865
JPMorgan Chase & Co.	22,963	1,058,594
BB&T Corp.	23,432	643,209
First Marblehead Corp.*	74,421	163,726

Total Financials		9,705,481

Industrials - 12.4%
Equifax, Inc.	61,600	2,393,160
United Technologies Corp.	16,700	1,413,655
Babcock & Wilcox Co.*	41,800	1,395,284
USG Corp.*	42,300	704,718
Parker Hannifin Corp.	6,200	587,016
FedEx Corp.	5,800	542,590

Total Industrials		7,036,423

Information Technology - 11.7%
Western Union Co.	88,600	1,840,222
TE Connectivity, Ltd.	41,450	1,443,289
Computer Sciences Corp.	28,500	1,388,805
Hewlett-Packard Co.	28,341	1,161,131
Visa, Inc. — Class A	7,400	544,788
Synopsys, Inc.*	9,800	270,970

Total Information Technology		6,649,205

Consumer Staples - 9.9%
CVS Caremark Corp.	38,600	1,324,752
Wal-Mart Stores, Inc.	24,400	1,270,020
Costco Wholesale Corp.	13,200	967,824
Bunge Ltd.	10,800	781,164
Kraft Foods, Inc. — Class A	24,700	774,592
Altria Group, Inc.	20,100	523,203

Total Consumer Staples		5,641,555

Health Care - 9.6%
Aetna, Inc.	42,400	1,587,032
Hospira, Inc.*	24,200	1,335,840
Covidien plc	20,650	1,072,561
Forest Laboratories, Inc.*	21,400	691,220
Medco Health Solutions, Inc.*	8,100	454,896
Merck & Company, Inc.	9,919	327,426

Total Health Care		5,468,975

Consumer Discretionary - 7.2%
Lowe’s Companies, Inc.	75,300	1,990,179
Time Warner, Inc.	39,800	1,420,860
Best Buy Company, Inc.	16,100	462,392
JC Penney Company, Inc.	5,900	211,869

Total Consumer Discretionary		4,085,300

Materials - 3.9%
Dow Chemical Co.	35,900	1,355,225
Bemis Company, Inc.	25,500	836,655

Total Materials		2,191,880

Utilities - 3.0%
Edison International	37,800	1,383,102
NRG Energy, Inc.*	14,300	308,022

Total Utilities		1,691,124

Telecommunication Services - 1.2%
Windstream Corp.	54,376	699,819

Total Common Stocks
(Cost $44,047,940)		53,184,559

EXCHANGE TRADED FUNDS† - 1.5%
iShares Russell 1000 Value Index Fund	6,200	425,754
iShares S&P 500 Value Index Fund	6,700	424,177

Total Exchange Traded Funds
(Cost $825,017)		849,931

Total Investments - 95.2%
(Cost $44,872,957)		$54,034,490

Cash & Other Assets, Less Liabilities - 4.8%		2,723,527

Total Net Assets - 100.0%		$56,758,017

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 10.

plc — Public Limited Company.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 77

Rydex|SGI Large Cap Value Fund
Large Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2011

Assets:
Investments, at value*	$54,034,490

Total investments	54,034,490
Cash	2,682,382
Receivables:
Fund shares sold	24,731
Dividends	76,396
Prepaid expenses	63,330

Total assets	56,881,329

Liabilities:
Payable for:
Fund shares redeemed	9,756
Management fees	30,952
Transfer agent/maintenance fees	12,082
Distribution and service fees	12,992
Portfolio accounting fees	4,524
Professional fees	5,747
Directors’ fees	3,430
Legal fees	204
Pricing fees	48
Direct shareholders expense	8,296
Corporate expenses	35,281

Total liabilities	123,312

Net assets	$56,758,017

Net assets consist of:
Paid in capital	$62,906,876
Undistributed net investment income	89,932
Accumulated net realized loss on investments	(15,400,324)
Net unrealized appreciation in on investments	9,161,533

Net assets	$56,758,017

A-Class:
Net assets	$50,495,549
Capital shares outstanding[1]	1,624,767
Net asset value per share[1]	$31.08

Maximum offering price per share**[1]	$32.63

B-Class:
Net assets	$3,400,626
Capital shares outstanding[1]	118,341
Net asset value per share[1]	$28.74

C-Class:
Net assets	$2,861,842
Capital shares outstanding[1]	97,697
Net asset value per share[1]	$29.29

* Investments, at cost	$44,872,957

[1] The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1-for-4 reverse share split effective April 8, 2011. See Note 12 in Notes to Financial Statements.

** Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2011

Investment Income:
Dividends	$427,945
Interest	311

Total investment income	428,256

Expenses:
Management fees	179,996
Transfer agent/maintenance fees	102,418
Distribution and service fees:
A-Class	61,163
C-Class	13,584
Portfolio accounting fees	26,307
Directors’ fees*	2,770
Corporate fees	32,737
Miscellaneous	58,570

Total expenses	477,545
Expenses waived by Advisor	(153,571)

Net expenses	323,974

Net investment income	104,282

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,934,239

Net realized gain	1,934,239

Net change in unrealized appreciation (depreciation) on:
Investments	7,903,985
Options written	(7,916)

Net change in unrealized appreciation	7,896,069

Net realized and unrealized gain	9,830,308

Net increase in net assets resulting from operations	$9,934,590

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

78 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Large Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS	Large Cap Value Fund

	Period Ended
	March 31,	Year Ended
	2011	September 30,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$104,282	$222,061
Net realized gain (loss) on investments	1,934,239	(587,262)
Net change in unrealized appreciation (depreciation) on investments	7,896,069	3,655,422

Net increase in net assets resulting from operations	9,934,590	3,290,221

Distributions to shareholders from:
Net investment income
A-Class	(200,254)	(355,258)
B-Class	(26,785)	(50,199)

Total distributions to shareholders	(227,039)	(405,457)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,985,598	23,964,177
B-Class	140,807	1,414,615
C-Class	422,829	289,639
Distributions reinvested
A-Class	192,036	337,049
B-Class	26,436	49,907
Cost of shares redeemed
A-Class	(11,974,232)	(17,125,261)
B-Class	(1,559,582)	(2,349,156)
C-Class	(526,635)	(1,060,910)

Net increase (decrease) from capital share transactions	(7,292,743)	5,520,060

Net increase in net assets	2,414,808	8,404,824

Net assets:
Beginning of period	54,343,209	45,938,385

End of period	$56,758,017	$54,343,209

Undistributed net investment income at end of period	$89,932	$212,689

Capital share activity:[1]
Shares sold
A-Class	204,855	948,424
B-Class	5,121	59,996
C-Class	15,466	11,785
Shares issued from reinvestment of distributions
A-Class	6,733	13,228
B-Class	1,003	2,118
Shares redeemed
A-Class	(415,982)	(658,590)
B-Class	(58,851)	(98,810)
C-Class	(19,156)	(43,681)

Net increase (decrease) in shares	(260,811)	234,470

[1]	The share activity has been restated to reflect a 1-for-4 reverse share split effective April 8, 2011. See Note 12 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 79

Rydex|SGI Large Cap Value Fund
FINANCIAL HIGHLIGHTS	Large Cap Value Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2011 [a,h]	2010 [h]	2009 [h]	2008 [h]	2007 [h]	2006 [h]

Per Share Data
Net asset value, beginning of period	$26.08	$24.92	$26.88	$36.72	$30.60	$27.12

Income (loss) from investment operations:
Net investment income[b]	0.04	0.12	0.20	0.20	0.16	0.04
Net gain (loss) on investments (realized and unrealized)	5.08	1.24	(1.80)	(8.56)	5.96	3.60

Total from investment operations	5.12	1.36	(1.60)	(8.36)	6.12	3.64

Less distributions from:
Net investment income	(0.12)	(0.20)	(0.20)	(0.16)	—	(0.16)
Net realized gains	—	—	(0.16)	(1.32)	—	—

Total distributions	(0.12)	(0.20)	(0.36)	(1.48)	—	(0.16)

Net asset value, end of period	$31.08	$26.08	$24.92	$26.88	$36.72	$30.60

Total Return[c]	19.64%	5.46%	(5.59%)	(23.45%)	20.04%	13.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,496	$47,718	$38,008	$66,902	$79,998	$64,786

Ratios to average net assets:
Net investment income	0.40%	0.46%	0.88%	0.68%	0.51%	0.17%
Total expenses[d]	1.70%	1.59%	1.70%	1.36%	1.35%	1.49%
Net expenses[e]	1.15%	1.18%	1.25%	1.25%	1.27%	1.49%

Portfolio turnover rate	8%	29%	25%	48%	25%	54%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2011 [a,g,h]	2010 [g,h]	2009 [g,h]	2008 [g,h]	2007 [g,h]	2006 [g,h]

Per Share Data
Net asset value, beginning of period	$24.16	$23.12	$25.16	$34.32	$28.72	$25.52

Income (loss) from investment operations:
Net investment income (loss)[b]	0.08	0.16	0.24	0.28	(0.04)	(0.16)
Net gain (loss) on investments (realized and unrealized)	4.66	1.16	(1.84)	(8.08)	5.64	3.36

Total from investment operations	4.74	1.32	(1.60)	(7.80)	5.60	3.20

Less distributions from:
Net investment income	(0.16)	(0.28)	(0.28)	(0.04)	—	—
Net realized gains	—	—	(0.16)	(1.32)	—	—

Total distributions	(0.16)	(0.28)	(0.44)	(1.36)	—	—

Net asset value, end of period	$28.74	$24.16	$23.12	$25.16	$34.32	$28.72

Total Return[c]	19.65%	5.78%	(5.91%)	(23.39%)	19.50%	12.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,401	$4,132	$4,802	$8,097	$13,784	$12,761

Ratios to average net assets:
Net investment income (loss)	0.62%	0.68%	1.16%	0.93%	(0.08%)	(0.58%)
Total expenses[d]	1.46%	1.33%	1.47%	1.11%	1.92%	2.26%
Net expenses[e]	0.90%	0.94%	1.00%	1.00%	1.85%	2.26%

Portfolio turnover rate	8%	29%	25%	48%	25%	54%

80 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Large Cap Value Fund
FINANCIAL HIGHLIGHTS (concluded)	Large Cap Value Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2011 [a,h]	2010 [h]	2009 [h]	2008 [h]	2007 [h]	2006 [h]

Per Share Data
Net asset value, beginning of period	$24.60	$23.48	$25.40	$34.88	$29.24	$25.96

Income (loss) from investment operations:
Net investment income (loss)[b]	(0.04)	(0.08)	0.04	— [f]	(0.08)	(0.16)
Net gain (loss) on investments (realized and unrealized)	4.73	1.20	(1.80)	(8.16)	5.72	3.44

Total from investment operations	4.69	1.12	(1.76)	(8.16)	5.64	3.28

Less distributions from:
Net realized gains	—	—	(0.16)	(1.32)	—	—

Total distributions	—	—	(0.16)	(1.32)	—	—

Net asset value, end of period	$29.29	$24.60	$23.48	$25.40	$34.88	$29.24

Total Return[c]	19.02%	4.77%	(6.80%)	(24.09%)	19.29%	12.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,862	$2,493	$3,128	$4,410	$5,717	$3,536

Ratios to average net assets:
Net investment income (loss)	(0.35%)	(0.31%)	0.14%	(0.07%)	(0.23%)	(0.60%)
Total expenses[d]	2.46%	2.33%	2.46%	2.11%	2.10%	2.25%
Net expenses[e]	1.90%	1.94%	2.00%	2.00%	2.02%	2.25%

Portfolio turnover rate	8%	29%	25%	48%	25%	54%

[a]	Unaudited figures for the period ended March 31, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, and reimbursements and before custodian earnings credits, as applicable.

[f]	Net investment income is less than $0.01 per share.

[g]	Effective August 1, 2007, B-Class shares ceased charging 12b-1 fees in accordance with FINRA sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales exceed the sales cap limit.

[h]	Per share amounts for periods ended September 30, 2006-March 31, 2011 have been restated to reflect 1:4 reverse share split effective April 8, 2011.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 81

Rydex|SGI Large Cap Value Fund
PERFORMANCE SUMMARY	Large Cap Value Institutional Fund
March 31, 2011	(Unaudited)
PERFORMANCE
$10,000 Since Inception
This chart assumes a $10,000 investment in shares of Large Cap Value Institutional Fund on July 11, 2008 (date of inception), and assumes all dividends are reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000® Value Index is an unmanaged index representing the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.
AVERAGE ANNUAL RETURNS
PERIODS ENDED 3/31/2011

		SINCE
		INCEPTION
	1 YEAR	(07/11/08)

Large Cap Value Institutional Fund	15.63%	5.29%
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced.

Portfolio Composition by Sector

Common Stocks
Energy	17.4%
Financials	15.4%
Industrials	11.4%
Information Technology	11.3%
Consumer Staples	10.0%
Health Care	8.9%
Consumer Discretionary	7.1%
Materials	3.9%
Utilities	2.8%
Telecommunication Services	1.2%
Exchange Traded Funds	4.0%
Cash & Other Assets, Less Liabilities	6.6%

Total Net Assets	100.0%

82 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS(Unaudited)	Rydex|SGI Large Cap Value Fund
March 31, 2011	Large Cap Value Institutional Fund

	Shares	Value

COMMON STOCKS† - 89.4%

Energy - 17.4%
Chevron Corp.	1,190	$127,842
McDermott International, Inc.*	4,070	103,337
Williams Companies, Inc.	3,090	96,346
Exxon Mobil Corp.	720	60,574
Halliburton Co.	1,060	52,830
ConocoPhillips	660	52,708
Apache Corp.	400	52,368
Chesapeake Energy Corp.	1,100	36,872

Total Energy		582,877

Financials - 15.4%
AON Corp.	2,070	109,627
Wells Fargo & Co.	3,043	96,463
U.S. Bancorp	3,041	80,374
Bank of New York Mellon Corp.	2,300	68,701
JPMorgan Chase & Co.	1,376	63,434
Berkshire Hathaway, Inc. — Class B*	700	58,541
BB&T Corp.	1,251	34,340
First Marblehead Corp.*	3,412	7,506

Total Financials		518,986

Industrials - 11.4%
Equifax, Inc.	3,620	140,637
United Technologies Corp.	930	78,725
Babcock & Wilcox Co.*	2,035	67,928
USG Corp.*	2,190	36,485
Parker Hannifin Corp.	340	32,191
FedEx Corp.	300	28,065

Total Industrials		384,031

Information Technology - 11.3%
Western Union Co.	5,040	104,681
TE Connectivity, Ltd.	2,410	83,916
Computer Sciences Corp.	1,600	77,968
Hewlett-Packard Co.	1,645	67,396
Visa, Inc. — Class A	400	29,448
Synopsys, Inc.*	600	16,590

Total Information Technology		379,999

Consumer Staples - 10.0%
CVS Caremark Corp.	2,160	74,131
Wal-Mart Stores, Inc.	1,360	70,788
Kraft Foods, Inc. — Class A	2,150	67,424
Costco Wholesale Corp.	740	54,257
Bunge Ltd.	545	39,420
Altria Group, Inc.	1,100	28,633

Total Consumer Staples		334,653

Health Care - 8.9%
Aetna, Inc.	2,420	90,580
Hospira, Inc.*	1,360	75,072
Covidien plc	1,350	70,119
Forest Laboratories, Inc.*	1,100	35,530
Medco Health Solutions, Inc.*	480	26,957

Total Health Care		298,258

Consumer Discretionary - 7.1%
Lowe’s Companies, Inc.	4,630	122,371
Time Warner, Inc.	2,240	79,968
Best Buy Company, Inc.	800	22,976
JC Penney Company, Inc.	330	11,850

Total Consumer Discretionary		237,165

Materials - 3.9%
Dow Chemical Co.	1,950	73,612
Bemis Company, Inc.	1,750	57,418

Total Materials		131,030

Utilities - 2.8%
Edison International	2,130	77,937
NRG Energy, Inc.*	800	17,232

Total Utilities		95,169

Telecommunication Services - 1.2%
Windstream Corp.	3,130	40,283

Total Common Stocks (Cost $2,383,769)		3,002,451

EXCHANGE TRADED FUNDS† - 4.0%
iShares Russell 1000 Value Index Fund	980	67,296
iShares S&P 500 Value Index Fund	1,060	67,109

Total Exchange Traded Funds (Cost $123,362)		134,405

Total Investments - 93.4% (Cost $2,507,131)		$3,136,856

Cash & Other Assets, Less Liabilities - 6.6%		222,153

Total Net Assets - 100.0%		$3,359,009

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 10.

plc — Public Limited Company

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 83

Rydex|SGI Large Cap Value Fund
Large Cap Value Institutional Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2011

Assets:
Investments, at value*	$3,136,856

Total investments	3,136,856
Cash	234,949
Receivables:
Dividends	4,245
Prepaid expenses	16,952

Total assets	3,393,002

Liabilities:
Payable for:
Securities purchased	8,223
Management fees	1,790
Custodian fees	483
Transfer agent/maintenance fees	1,329
Portfolio accounting fees	1,702
Professional fees	7,478
Directors’ fees	161
Legal fees	72
Pricing fees	434
Direct shareholders expense	9,068
Corporate expenses	3,253

Total liabilities	33,993

Net assets	$3,359,009

Net assets consist of:
Paid in capital	$3,013,468
Undistributed net investment income	3,591
Accumulated net realized loss on investments	(287,775)
Net unrealized appreciation in on investments	629,725

Net assets	$3,359,009

Net assets	$3,359,009
Capital shares outstanding	298,679
Net asset value per share	$11.25

* Investments, at cost	$2,507,131
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2011

Investment Income:
Dividends	$24,095
Interest	6

Total investment income	24,101

Expenses:
Management fees	9,796
Transfer agent/maintenance fees	9,530
Portfolio accounting fees	13,987
Directors’ fees*	164
Registration fees	8,106
Professional fees	5,014
Corporate fees	3,360
Miscellaneous	5,064

Total expenses	55,021
Expenses waived by Advisor	(40,554)

Net expenses	14,467

Net investment income	9,634

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	79,286

Net realized gain	79,286

Net change in unrealized appreciation (depreciation) on:
Investments	458,975
Options written	(528)

Net change in unrealized appreciation	458,447

Net realized and unrealized gain	537,733

Net increase in net assets resulting from operations	$547,367

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

84 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI Large Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS	Large Cap Value Institutional Fund

	Period Ended
	March 31,	Year Ended
	2011	September 30,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$9,634	$17,628
Net realized gain (loss) on investments	79,286	(43,818)
Net change in unrealized appreciation (depreciation) on investments	458,447	210,659

Net increase in net assets resulting from operations	547,367	184,469

Distributions to shareholders from:
Net investment income	(21,441)	(23,939)

Total distributions to shareholders	(21,441)	(23,939)

Capital share transactions:
Proceeds from sale of shares	310,171	740,266
Distributions reinvested	21,441	23,939
Cost of shares redeemed	(329,479)	(811,428)

Net increase (decrease) from capital share transactions	2,133	(47,223)

Net increase in net assets	528,059	113,307

Net assets:
Beginning of period	2,830,950	2,717,643

End of period	$3,359,009	$2,830,950

Undistributed net investment income at end of period	$3,591	$15,398

Capital share activity:
Shares sold	28,837	79,452
Shares issued from reinvestment of distributions	2,080	2,631
Shares redeemed	(32,311)	(87,551)

Net decrease in shares	(1,394)	(5,468)

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 85

Rydex|SGI Large Cap Value Fund
FINANCIAL HIGHLIGHTS	Large Cap Value Institutional Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,	September 30,
	2011 [a]	2010	2009	2008 [a,b]

Per Share Data
Net asset value, beginning of period	$9.43	$8.89	$9.61	$10.00

Income (loss) from investment operations:
Net investment income[c]	0.03	0.06	0.09	0.03
Net gain (loss) on investments (realized and unrealized)	1.87	0.56	(0.76)	(0.42)

Total from investment operations	1.90	0.62	(0.67)	(0.39)

Less distributions from:
Net investment income	(0.08)	(0.08)	(0.05)	—

Total distributions	(0.08)	(0.08)	(0.05)	—

Net asset value, end of period	$11.25	$9.43	$8.89	$9.61

Total Return[d]	20.17%	7.00%	(6.89%)	(3.90%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,359	$2,831	$2,718	$2,878

Ratios to average net assets:
Net investment income	0.64%	0.63%	1.22%	1.17%
Total expenses[e]	3.65%	3.18%	2.37%	2.33%
Net expenses[f]	0.96%	0.97%	0.98%	0.98%

Portfolio turnover rate	12%	26%	45%	35%

[a]	Unaudited figures for the period ended March 31, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: July 11, 2008 — Large Cap Value Institutional Fund.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, and reimbursements and before custodian earnings credits, as applicable.

86 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI
PERFORMANCE SUMMARY	Mid Cap Growth Fund
March 31, 2011	(Unaudited)
PERFORMANCE
$10,000 Over Ten Years
This chart assumes a $10,000 investment in A-Class shares of Mid Cap Growth Fund on March 31, 2011, reflects deduction of the maximum front-end sales charge of 5.75% and assumes all dividends are reinvested.† The chart does not reflect the deduction of taxes that a shareholder would pay on distributions of the redemption of fund shares. The Russell MidCap® Growth Index is an unmanaged capitalization-weighted index that is designed to measure the performance of the 800 smallest companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.
AVERAGE ANNUAL RETURNS
PERIODS ENDED 3/31/2011

	1 YEAR	5 YEAR	10 YEAR

A-Class Shares	19.62%	-1.75%	3.50%
A-Class Shares with sales charge	12.81%	-2.90%	2.88%
B-Class Shares	18.61%	-2.51%	2.87%
B-Class Shares with CDSC	13.61%	-2.76%	2.87%
C-Class Shares	18.86%	-2.50%	2.73%
C-Class Shares with CDSC	17.86%	-2.50%	2.73%
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted.† The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector

Common Stocks
Information Technology	21.4%
Consumer Discretionary	20.5%
Industrials	18.3%
Health Care	11.7%
Energy	6.5%
Materials	6.4%
Financials	6.1%
Telecommunication Services	1.9%
Exchange Traded Funds	3.7%
Cash & Other Assets, Less Liabilities	3.5%

Total Net Assets	100.0%

†	Effective 2/22/11, the A-Class maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used to calculate performance for periods beginning prior to 2/22/11, and a 4.75% maximum sales charge is used to calculate performance for periods beginning on or after 2/22/11.
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI
March 31, 2011	Mid Cap Growth Fund

	Shares	Value

COMMON STOCKS† - 92.8%

Information Technology - 21.4%
Autodesk, Inc.*	49,350	$2,176,829
Cognizant Technology Solutions Corp. — Class A*	26,035	2,119,249
KLA-Tencor Corp.	42,200	1,999,014
Check Point Software Technologies Ltd.*	37,365	1,907,483
Micron Technology, Inc.*	120,200	1,377,492
Alliance Data Systems Corp.*	15,900	1,365,651
NetApp, Inc.*	24,920	1,200,646
Cadence Design Systems, Inc.*	116,180	1,132,755
Amphenol Corp. — Class A	20,460	1,112,819
Nuance Communications, Inc.*	56,865	1,112,279
Advanced Micro Devices, Inc.*	123,500	1,062,100
Avago Technologies Ltd.	32,500	1,010,750
Salesforce.com, Inc.*	5,430	725,339
Teradata Corp.*	13,700	694,590
Western Digital Corp.*	18,450	688,001

Total Information Technology		19,684,997

Consumer Discretionary - 20.5%
Jarden Corp.	71,280	2,535,430
Priceline.com, Inc.*	4,005	2,028,292
Johnson Controls, Inc.	40,100	1,666,957
Phillips-Van Heusen Corp.	24,050	1,563,971
Stanley Black & Decker, Inc.	18,200	1,394,120
Life Time Fitness, Inc.*	36,500	1,361,815
Wyndham Worldwide Corp.	42,120	1,339,837
Wynn Resorts Ltd.	10,350	1,317,038
Penn National Gaming, Inc.*	34,170	1,266,340
Kohl’s Corp.	22,150	1,174,836
CarMax, Inc.*	35,500	1,139,550
Darden Restaurants, Inc.	22,520	1,106,408
Bed Bath & Beyond, Inc.*	20,510	990,018

Total Consumer Discretionary		18,884,612

Industrials - 18.3%
Navistar International Corp.*	42,250	2,929,192
Parker Hannifin Corp.	21,450	2,030,886
Cummins, Inc.	16,800	1,841,616
Cooper Industries plc — Class A	28,100	1,823,690
Goodrich Corp.	17,400	1,488,222
Joy Global, Inc.	15,060	1,488,079
Dover Corp.	22,500	1,479,150
AMETEK, Inc.	33,675	1,477,322
Union Pacific Corp.	12,820	1,260,591
Roper Industries, Inc.	11,800	1,020,228

Total Industrials		16,838,976

Health Care - 11.7%
Warner Chilcott plc — Class A	90,200	2,099,856
Covidien plc	37,700	1,958,138
Thermo Fisher Scientific, Inc.*	32,115	1,783,988
Agilent Technologies, Inc.*	36,470	1,633,127
Teva Pharmaceutical Industries Ltd. ADR	30,965	1,553,514
Hospira, Inc.*	16,800	927,360
Community Health Systems, Inc.*	21,050	841,789

Total Health Care		10,797,772

Energy - 6.5%
Oil States International, Inc.*	26,000	1,979,640
Pioneer Natural Resources Co.	17,750	1,809,080
Ensco plc ADR	21,200	1,226,208
Alpha Natural Resources, Inc.*	17,000	1,009,290

Total Energy		6,024,218

Materials - 6.4%
Albemarle Corp.	32,550	1,945,514
Ball Corp.	52,784	1,892,306
Agrium, Inc.	11,540	1,064,680
Airgas, Inc.	15,100	1,002,942

Total Materials		5,905,442

Financials - 6.1%
T. Rowe Price Group, Inc.	27,450	1,823,229
Discover Financial Services	54,900	1,324,188
HCC Insurance Holdings, Inc.	30,510	955,268
Blackstone Group, LP	42,400	758,112
KKR & Company, LP	45,800	751,578

Total Financials		5,612,375

Telecommunication Services - 1.9%
SBA Communications Corp. — Class A*	42,960	1,704,653

Total Common Stocks
(Cost $72,461,079)		85,453,045

WARRANT†† - 0.0%
Energy - 0.0%
Nova Biosource Fuels, Inc.[1] $2.40, 07/05/11	208,050	541

Total Warrant
(Cost $214,905)		541

EXCHANGE TRADED FUND† - 3.7%
iShares Russell Midcap Growth Index Fund	55,535	3,382,637

Total Exchange Traded Fund
(Cost $3,040,083)		3,382,637

Total Investments - 96.5%
(Cost $75,716,067)		$88,836,223

Cash & Other Assets, Less Liabilities - 3.5%		3,190,973

Total Net Assets - 100.0%		$92,027,196

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 10.

††	Value determined based on Level 2 inputs — See Note 10.

ADR — American Depositary Receipt

plc — Public Limited Company

[1]	All or a portion of this security was fair valued by the Valuation Committee at March 31, 2011. The total market value of fair valued securities amounts to $541 (cost $214,905), or 0.0% of total net assets.

88 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

Rydex|SGI
Mid Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2011

Assets:
Investments, at value*	$88,836,223

Total investments	88,836,223
Cash	3,268,702
Receivables:
Securities sold	695,166
Fund shares sold	98,377
Dividends	44,122
Prepaid expenses	28,666

Total assets	92,971,256

Liabilities:
Payable for:
Securities purchased	588,873
Fund shares redeemed	58,518
Management fees	57,303
Custodian fees	229
Transfer agent/maintenance fees	47,603
Distribution and service fees	26,075
Portfolio accounting fees	7,258
Professional fees	9,333
Directors’ fees	79,685
Legal fees	2,708
Pricing fees	1,112
Direct shareholders expense	31,018
Corporate expenses	34,345

Total liabilities	944,060

Net assets	$92,027,196

Net assets consist of:
Paid in capital	$100,052,015
Accumulated net investment loss	(524,274)
Accumulated net realized loss on investments	(20,620,701)
Net unrealized appreciation in on investments	13,120,156

Net assets	$92,027,196

A-Class:
Net assets	$80,835,669
Capital shares outstanding[1]	2,317,190
Net asset value per share[1]	$34.89

Maximum offering price per share**[1]	$36.63

B-Class:
Net assets	$4,573,789
Capital shares outstanding[1]	175,837
Net asset value per share[1]	$26.01

C-Class:
Net assets	$6,617,738
Capital shares outstanding[1]	220,664
Net asset value per share[1]	$29.99

* Investments, at cost	$75,716,067

[1]	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1-for-4 reverse share split effective April 8, 2011. See Note 12 in Notes to Financial Statements.

**	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $98)	$335,560
Interest	434

Total investment income	335,994

Expenses:
Management fees	334,230
Transfer agent/maintenance fees	187,134
Distribution and service fees:
A-Class	97,972
B-Class	23,626
C-Class	30,126
Portfolio accounting fees	42,335
Directors’ fees*	39,140
Miscellaneous	105,705

Total expenses	860,268

Net investment loss	(524,274)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,908,398

Net realized gain	11,908,398

Net change in unrealized appreciation (depreciation) on:
Investments	3,471,804

Net change in unrealized appreciation	3,471,804

Net realized and unrealized gain	15,380,202

Net increase in net assets resulting from operations	$14,855,928

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 89

Rydex|SGI
STATEMENTS OF CHANGES IN NET ASSETS	Mid Cap Growth Fund

	Period Ended
	March 31,	Year Ended
	2011	September 30,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(524,274)	$(770,984)
Net realized gain on investments	11,908,398	12,599,744
Net change in unrealized appreciation (depreciation) on investments	3,471,804	(2,290,110)

Net increase in net assets resulting from operations	14,855,928	9,538,650

Capital share transactions:
Proceeds from sale of shares
A-Class	6,364,608	8,594,212
B-Class	466,672	168,153
C-Class	1,139,906	764,151
Cost of shares redeemed
A-Class	(10,501,710)	(17,101,108)
B-Class	(1,201,528)	(3,669,427)
C-Class	(830,488)	(1,620,755)

Net decrease from capital share transactions	(4,562,540)	(12,864,774)

Net increase (decrease) in net assets	10,293,388	(3,326,124)

Net assets:
Beginning of period	81,733,808	85,059,932

End of period	$92,027,196	$81,733,808

Accumulated net investment loss at end of period	$(524,274)	$—

Capital share activity:[1]
Shares sold
A-Class	193,101	317,220
B-Class	18,739	8,261
C-Class	39,421	31,757
Shares redeemed
A-Class	(316,414)	(628,456)
B-Class	(48,750)	(180,188)
C-Class	(28,895)	(68,800)

Net decrease in shares	(142,798)	(520,206)

[1]	The share activity has been restated to reflect a 1-for-4 reverse share split effective April 8, 2011. See Note 12 in Notes to Financial Statements.

90 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Rydex|SGI Mid Cap Growth Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2011 [a,d]	2010 [d]	2009 [d]	2008 [d]	2007 [d]	2006 [d]

Per Share Data
Net asset value, beginning of period	$29.44	$26.16	$25.84	$44.44	$48.12	$50.60

Income (loss) from investment operations:
Net investment loss[b]	(0.16)	(0.24)	(0.20)	(0.20)	(0.32)	(0.48)
Net gain (loss) on investments (realized and unrealized)	5.61	3.52	0.72	(9.84)	1.40	1.88

Total from investment operations	5.45	3.28	0.52	(10.04)	1.08	1.40

Less distributions from:
Net realized gains	—	—	(0.20)	(8.56)	(4.76)	(3.88)

Total distributions	—	—	(0.20)	(8.56)	(4.76)	(3.88)

Net asset value, end of period	$34.89	$29.44	$26.16	$25.84	$44.44	$48.12

Total Return[c]	18.48%	12.54%	2.32%	(26.24)%	2.10%	2.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$80,836	$71,858	$71,985	$71,655	$160,544	$192,159

Ratios to average net assets:
Net investment loss	(1.09)%	(0.85)%	(0.99)%	(0.63)%	(0.67)%	(0.93)%
Total expenses	1.84%	1.67%	1.78%	1.50%	1.41%	1.40%

Portfolio turnover rate	76%	133%	138%	191%	34%	41%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2011 [a,d]	2010 [d]	2009 [d]	2008 [d]	2007 [d]	2006 [d]

Per Share Data
Net asset value, beginning of period	$22.04	$19.72	$19.68	$36.36	$40.48	$43.44

Income (loss) from investment operations:
Net investment loss[b]	(0.24)	(0.32)	(0.28)	(0.36)	(0.56)	(0.72)
Net gain (loss) on investments (realized and unrealized)	4.21	2.64	0.52	(7.76)	1.20	1.64

Total from investment operations	3.97	2.32	0.24	(8.12)	0.64	0.92

Less distributions from:
Net realized gains	—	—	(0.20)	(8.56)	(4.76)	(3.88)

Total distributions	—	—	(0.20)	(8.56)	(4.76)	(3.88)

Net asset value, end of period	$26.01	$22.04	$19.72	$19.68	$36.36	$40.48

Total Return[c]	17.97%	11.76%	1.61%	(26.92)%	1.34%	2.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,574	$4,537	$7,454	$7,711	$14,877	$22,010

Ratios to average net assets:
Net investment loss	(1.84)%	(1.60)%	(1.73)%	(1.40)%	(1.43)%	(1.68)%
Total expenses	2.59%	2.42%	2.53%	2.26%	2.16%	2.15%

Portfolio turnover rate	76%	133%	138%	191%	34%	41%

The accompanying notes are an integral part of the financial statements.	THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 91

Rydex|SGI
FINANCIAL HIGHLIGHTS (concluded)	Mid Cap Growth Fund
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2011 [a,d]	2010 [d]	2009 [d]	2008 [d]	2007 [d]	2006 [d]

Per Share Data
Net asset value, beginning of period	$25.40	$22.76	$22.68	$40.44	$44.52	$47.36

Income (loss) from investment operations:
Net investment loss[b]	(0.28)	(0.40)	(0.32)	(0.40)	(0.60)	(0.76)
Net gain (loss) on investments (realized and unrealized)	4.87	3.04	0.60	(8.80)	1.28	1.80

Total from investment operations	4.59	2.64	0.28	(9.20)	0.68	1.04

Less distributions from:
Net realized gains	—	—	(0.20)	(8.56)	(4.76)	(3.88)

Total distributions	—	—	(0.20)	(8.56)	(4.76)	(3.88)

Net asset value, end of period	$29.99	$25.40	$22.76	$22.68	$40.44	$44.52

Total Return[c]	18.11%	11.60%	1.58%	(26.87)%	1.31%	2.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,618	$5,339	$5,622	$6,452	$10,717	$15,505

Ratios to average net assets:
Net investment loss	(1.84)%	(1.60)%	(1.74)%	(1.40)%	(1.43)%	(1.68)%
Total expenses	2.60%	2.43%	2.54%	2.26%	2.16%	2.15%

Portfolio turnover rate	76%	133%	138%	191%	34%	41%

[a]	Unaudited figures for the period ended March 31, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Per share amounts for periods ended September 30, 2006-March 31, 2011 have been restated to reflect 1:4 reverse share split effective April 8, 2011.

92 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT	The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Significant Accounting Policies
Rydex|SGI Equity, Large Cap Value, and Mid Cap Growth Funds (legally known as Security Equity Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund, respectively), (collectively referred to herein as the Funds) are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as open-end management investment companies. The shares of Rydex|SGI Equity Fund and Large Cap Value Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Rydex|SGI Equity Fund and Large Cap Value Fund account for the assets of each series separately. A-Class shares are generally sold with a front-end sales charge at the time of purchase. A-Class shares are not subject to a sales charge when they are redeemed, except for purchases of $1 million or more sold without a front-end sales charge which are subject to a contingent deferred sales charge if redeemed within one year of purchase. B-Class shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge for five years and automatically convert to A-Class shares after eight years. C-Class shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of C-Class shares within one year of acquisition incur a contingent deferred sales charge. Institutional Class shares are offered primarily for direct investment by institutions, such as pension and profit sharing plans, endowments, foundations and corporations. Institutional class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A. Security Valuation — Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Funds’ officers, through the Valuation Committee, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued taking into consideration securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Funds’ investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur after the close of a foreign exchange that will affect the value of a Funds portfolio securities before the time as of which the NAV is calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Funds net asset value per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Funds generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration. Those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
B. Repurchase Agreements — In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral and that the fair value of the collateral exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.
C. Foreign Currency Transactions — The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates.
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 93

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
D. Futures — The Alpha Opportunity Fund utilized futures contracts to obtain broad index exposure. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Funds. The Funds realize a gain or loss when the contract is closed or expires.
E. Options Written — Certain Funds wrote call options on a covered basis and put options on securities that are traded on recognized securities exchanges and over-the-counter markets (see footnote 4). Call and put options on securities give the writer the obligation to sell or purchase a security at a specified price, until a certain date. Options were used minimally to hedge the Funds’ portfolio, and create liquidity. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.
The premium received for a written option is recorded as an asset with an equal liability which is marked-to-market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.
F. Securities Sold Short — The Alpha Opportunity Fund may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Funds’ net assets be in deposits on short sales against the box. If a Fund makes a short sale, the Fund does not immediately deliver from its own account the securities sold and does not receive the proceeds from the sale. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is initially recorded as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold short, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position and are recorded as dividend or interest expense in the Statement of Operations. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1A above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.
G. Security Transactions and Investment Income — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities.
H. Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.
94 |THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
I. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.
J. Taxes — The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.
The evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns is required to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. For all open tax years (September 30, 2007—September 30, 2010) and all major taxing jurisdictions through the end of the reporting period, the Fund’s management has completed a review and evaluation and has determined that no tax liability is required and no additional disclosures are needed as of March 31, 2011.
K. Earnings Credits — Under the fee agreement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.
L. Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M. Indemnifications — Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
2. Management Fees and Other Transactions with Affiliates
Security Investors, LLC (SI) pays the Sub-Advisor out of the advisory fees it receives. Management fees are paid monthly to SI, based on the following annual rates for the period ended March 31, 2011:

Management
Fees (as a %
of net assets)

All Cap Value Fund	0.70%
Alpha Opportunity Fund	1.25%
Large Cap Core Fund	0.75%
Global Fund	1.00%
Global Institutional Fund	1.00%
Mid Cap Value Fund	0.78%[1]
Mid Cap Value Institutional Fund	0.75%
Large Cap Concentrated Growth Fund	0.75%
Small Cap Growth Fund	0.85%
Small Cap Value Fund	1.00%
Large Cap Value Fund	0.65%
Large Cap Value Institutional Fund	0.65%
Mid Cap Growth Fund	0.75%

[1]	Management fees are payable at an annual rate of 1.00% of the average daily net assets of $200 million or less, and 0.75% of the average daily net assets of the Mid Cap Value Fund in excess of $200 million.
SI also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each Fund. For these services, SI receives the following:

Administrative Fees
(as a % of net assets)

All Cap Value Fund	0.095%
Alpha Opportunity Fund	0.15%
Large Cap Core Fund	0.095%
Global Fund	greater of 0.15% or $60,000
Global Institutional Fund	0.15%
Mid Cap Value Fund	0.095%
Mid Cap Value Institutional Fund	0.095%
Large Cap Concentrated Growth Fund	0.095%
Small Cap Growth Fund	0.095%
Small Cap Value Fund	0.095%
Large Cap Value Fund	0.095%
Large Cap Value Institutional Fund	0.095%
Mid Cap Growth Fund	0.095%
Minimum charge per Fund	$25,000 [1]
Certain out-of-pocket charges	Varies

[1]	SI has agreed not to charge the $25,000 minimum fee on the All Cap Value Fund.
SI is paid the following for providing transfer agent services to the Funds:

Annual per account charge	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Annual minimum charge (per Fund)	$25,000	[1]
Certain out-of-pocket charges	Varies

[1]	SI has agreed not to charge the $25,000 minimum fee on the All Cap Value Fund.
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 95

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses (as determined under generally accepted accounting principles). The limits are listed below:

		Effective	Contract
	Limit	Date	End Date

All Cap Value Fund — A-Class	1.27%	2/1/2010	1/31/2012
All Cap Value Fund — C-Class	2.02%	2/1/2010	1/31/2012
All Cap Value Fund — Institutional Class	1.02%	2/1/2010	1/31/2012
Alpha Opportunity Fund — A-Class	2.11%	2/1/2010	1/31/2012
Alpha Opportunity Fund — B-Class	2.86%	2/1/2010	1/31/2012
Alpha Opportunity Fund — C-Class	2.86%	2/1/2010	1/31/2012
Alpha Opportunity Fund — Institutional Class	1.86%	2/1/2010	1/31/2012
Global Institutional Fund	1.00%	8/24/2009	1/31/2012
Mid Cap Value Institutional Fund	0.90%	4/13/2009	3/31/2012
Large Cap Concentrated Growth Fund — A-Class	1.35%	1/11/2007	1/31/2012
Large Cap Concentrated Growth Fund — B-Class	2.10%	1/11/2007	1/31/2012
Large Cap Concentrated Growth Fund — C-Class	2.10%	1/11/2007	1/31/2012
Small Cap Value Fund — A-Class	1.30%	8/24/2009	1/31/2012
Small Cap Value Fund — C-Class	2.05%	8/24/2009	1/31/2012
Small Cap Value Fund — Institutional Class	1.05%	8/24/2009	1/31/2012
Large Cap Value Fund — A-Class	1.15%	2/1/2010	1/31/2012
Large Cap Value Fund — B-Class	1.90%	2/1/2010	1/31/2012
Large Cap Value Fund — C-Class	1.90%	2/1/2010	1/31/2012
Large Cap Value Institutional Fund	0.96%	2/1/2010	1/31/2012
SI is entitled to reimbursement by the All Cap Value Fund, Alpha Opportunity Fund, Global Institutional Fund, Mid Cap Value Institutional Fund, Large Cap Concentrated Growth Fund, Small Cap Value Fund, Large Cap Value Fund and the Large Cap Value Institutional Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. As of March 31, 2011, the amount of fees waived or expenses reimbursed in the All Cap Value Fund, Alpha Opportunity Fund, Global Institutional Fund, Mid Cap Value Institutional Fund, Large Cap Concentrated Growth Fund, Small Cap Value Fund, Large Cap Value Fund and the Large Cap Value Institutional Fund were $63,659, $209,474, $158,221, $538,821, $535,548, $147,132, $306,984 and $92,122, respectively. For the six months ended March 31, 2011, no amounts were recouped by SI.
The Funds have adopted Distribution Plans related to the offering of A-Class, B-Class and C-Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of each Fund’s B-Class and C-Class shares, and 0.25% of the average daily net assets of each Fund’s A-Class shares. Effective August 25, 2005, the Global Fund ceased charging 12b-1 fees on B-Class shares in accordance with the FINRA sales cap regulations. Effective August 1, 2007, the Large Cap Value Fund ceased charging 12b-1 fees on B-Class shares in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.
96 |THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
During the six months ended March 31, 2011, RDL retained sales charges of $97,577, $14,365 and $8,550 relating to sales of A-Class shares of the Equity Fund, Large Cap Value Fund and the Mid Cap Growth Fund, respectively.
Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company, a subsidiary of Security Benefit Corporation, and its affiliates, which include Security Investors, Security Global Investors (SGI), SDI, and RDL.
At March 31, 2011, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Funds, as follows:

Percent of
outstanding
Fund	shares owned

All Cap Value Fund	30.93%
Alpha Opportunity Fund	16.06%
Large Cap Core Fund	14.83%
Global Fund	9.99%
Global Institutional Fund	100%
Large Cap Concentrated Growth Fund	8.95%
Small Cap Growth Fund	20.99%
Small Cap Value Fund	15.85%
Large Cap Value Fund	19.26%
Large Cap Value Institutional Fund	100%
Mid Cap Growth Fund	9.38%
3. Investment Transactions
Investment transactions for the six months ended March 31, 2011, (excluding overnight investments and short-term commercial paper) were as follows:

	Purchases	Proceeds from Sales

All Cap Value Fund	$722,335	$428,071
Alpha Opportunity Fund	26,768,503	28,250,616
Large Cap Core Fund	83,614,121	94,512,976
Global Fund	112,913,069	119,575,760
Global Institutional Fund	5,198,893	5,012,262
Mid Cap Value Fund	230,062,534	172,043,101
Mid Cap Value Institutional Fund	122,361,240	72,673,168
Large Cap Concentrated Growth Fund	30,606,201	30,733,483
Small Cap Growth Fund	8,041,757	8,029,039
Small Cap Value Fund	3,576,661	1,941,641
Large Cap Value Fund	4,239,803	11,687,001
Large Cap Value Institutional Fund	351,777	475,298
Mid Cap Growth Fund	65,478,034	70,816,542
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
4. Options Written
Information as to options written by the Funds during the six months ended March 31, 2011, and options outstanding at March 31, 2011 is provided below:
All Cap Value Fund Written Call Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	—	$—
Options written	62	5,787
Options terminated in closing purchase transactions	(41)	(3,813)
Options expired	—	—
Options exercised	(11)	(1,068)

Balance at March 31, 2011	10	$906

All Cap Value Fund Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	8	$1,057
Options written	13	3,048
Options terminated in closing purchase transactions	—	—
Options expired	(11)	(1,395)
Options exercised	—	—

Balance at March 31, 2011	10	$2,710

Large Cap Core Fund Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	120	$36,067
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	(120)	(36,067)

Balance at March 31, 2011	—	$—

Mid Cap Value Fund Written Call Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	4,000	$520,297
Options written	14,665	1,354,586
Options terminated in closing purchase transactions	—	—
Options expired	(1,085)	(155,706)
Options exercised	(9,413)	(1,071,322)

Balance at March 31, 2011	8,167	$647,855

Mid Cap Value Fund Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	8,745	$1,059,209
Options written	5,338	1,227,709
Options terminated in closing purchase transactions	—	—
Options expired	(10,048)	(1,206,445)
Options exercised	—	—

Balance at March 31, 2011	4,035	$1,080,473

98 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Mid Cap Value Institutional Fund Written Call Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	1,400	$182,102
Options written	5,949	548,526
Options terminated in closing purchase transactions	—	—
Options expired	(440)	(63,143)
Options exercised	(3,589)	(404,725)

Balance at March 31, 2011	3,320	$262,760

Mid Cap Value Institutional Fund Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	3,274	$397,441
Options written	2,127	486,902
Options terminated in closing purchase transactions	—	—
Options expired	(3,796)	(456,425)
Options exercised	—	—

Balance at March 31, 2011	1,605	$427,918

Small Cap Value Fund Written Call Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	—	$—
Options written	118	9,961
Options terminated in closing purchase transactions	—	—
Options expired	(6)	(861)
Options exercised	—	—

Balance at March 31, 2011	112	$9,100

Small Cap Value Fund Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	17	$1,946
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	(17)	(1,946)
Options exercised	—	—

Balance at March 31, 2011	—	$—

Large Cap Value Fund Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	75	$22,542
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	(75)	(22,542)

Balance at March 31, 2011	—	$—

Large Cap Value Institutional Fund Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	5	$1,503
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	(5)	(1,503)

Balance at March 31, 2011	—	$—

THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 99

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
5. Repurchase Agreements
Information related to repurchase agreements as of March 31, 2011, were as follows:

		Terms of		Repurchase	Collateral	Collateral	Collateral	Collateral
Fund	Counterparty	Agreement	Face Value	Price	Type	Rate	Maturity	Value

Alpha Opportunity Fund	State Street	0.01% due 04/01/11	$1,366,517	$1,366,517	U.S. Treasury Note	1.00%	04/30/2012	$854,433
					U.S. Treasury Note	3.13%	04/30/2017	541,952

								1,396,385

Mid Cap Value Fund	UMB Financial Corp	0.03% due 04/01/11	$55,424,000	$55,424,046	Federal Home Loan Bank	0.34%	12/15/2011	20,030,622
					Freddie Mac	1.38%	02/25/2014	20,037,551
					Fannie Mae	1.38%	12/30/2013	16,465,058

								56,533,231

Mid Cap Value Institutional Fund	UMB Financial Corp	0.03% due 04/01/11	$27,592,000	$27,592,023	Freddie Mac	2.50%	01/17/2014	12,932,818
					Federal Farm Credit Bank	0.92%	11/26/2013	14,659,219

								27,592,037

6. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.
Certain Funds seek to gain exposure to their respective benchmarks by investing in currency, and financial-linked derivative instruments, including futures and options. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Fund’s net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

	Approximate percentage
	of Fund’s net assets
Fund	on a daily basis

All Cap Value Fund	0	%*
Alpha Opportunity Fund	25%
Mid Cap Value Fund	0	%*
Mid Cap Value Institutional Fund	0	%*
Small Cap Value Fund	0	%*

*	Less than 1%.
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2011:
Location on the Statements of Assets and Liabilities

Derivative Investments Type	Asset Derivatives	Liability Derivatives

Futures — equity contracts	Receivable: Variation margin	Payable: Variation margin

Written Options — equity contracts		Written Options, at value
The following table sets forth the fair value of the Funds’ derivative contracts by primary risk exposure as of March 31, 2011:
Asset Derivative Investments Value

	Futures	Written Options
	Equity	Equity
Fund	Contracts*	Contracts	Total

Alpha Opportunity Fund	$14,599	$—	$14,599
100 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Liability Derivative Investments Value

	Futures	Written Options
	Equity	Equity
Fund	Contracts*	Contracts	Total

All Cap Value Fund	$—	$2,202	$2,202
Mid Cap Value Fund	—	1,000,605	1,000,605
Mid Cap Value Institutional Fund	—	396,400	396,400
Small Cap Value Fund	—	4,560	4,560

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of March 31, 2011:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Futures — equity contracts	Net realized gain (loss) on futures contracts and change in net unrealized appreciation (depreciation) on futures contracts
Written Options — equity contracts	Net realized gain (loss) on options written and change in net unrealized appreciation (depreciation) on options written
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2011:
Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations

	Futures	Written Options
	Equity	Equity
Fund	Contracts	Contracts	Total

All Cap Value Fund	$—	$1,642	$1,642
Alpha Opportunity Fund	572,949	—	572,949
Mid Cap Value Fund	—	1,362,151	1,362,151
Mid Cap Value Institutional Fund	—	519,568	519,568
Small Cap Value Fund	—	2,807	2,807
Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations

	Futures	Written Options
	Equity	Equity
Fund	Contracts	Contracts	Total

All Cap Value Fund	$—	$966	$966
Alpha Opportunity Fund	(34,434)	—	(34,434)
Large Cap Core Fund	—	(12,667)	(12,667)
Mid Cap Value Fund	—	89,797	89,797
Mid Cap Value Institutional Fund	—	57,716	57,716
Small Cap Value Fund	—	3,914	3,914
Large Cap Value Fund	—	(7,916)	(7,916)
Large Cap Value Institutional Fund	—	(528)	(528)
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 101

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
7. Federal Tax Matters
For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at March 31, 2011, were as follows:

				Net unrealized
	Investment	Gross unrealized	Gross unrealized	appreciation
Fund Name	Tax Cost	appreciation	(depreciation)	(depreciation)

All Cap Value Fund	$2,859,572	$657,572	$(28,870)	$628,702
Alpha Opportunity Fund	14,560,225	1,565,482	(815,101)	750,381
Large Cap Core Fund	172,433,499	36,079,806	(4,618,721)	31,461,085
Global Fund	84,664,314	11,108,605	(1,294,059)	9,814,546
Global Institutional Fund	4,091,912	503,325	(56,563)	446,762
Mid Cap Value Fund	1,257,402,797	391,867,059	(35,514,115)	356,352,944
Mid Cap Value Institutional Fund	528,776,083	151,829,282	(9,301,353)	142,527,929
Large Cap Concentrated Growth	36,969,935	6,335,909	(215,426)	6,120,483
Small Cap Growth Fund	13,378,412	5,050,148	(171,212)	4,878,936
Small Cap Value Fund	10,131,453	1,808,941	(235,341)	1,573,600
Large Cap Value Fund	44,891,762	10,853,917	(1,711,189)	9,142,728
Large Cap Value Institutional Series	2,512,433	647,370	(22,947)	624,423
Security Mid Cap Growth Fund	75,946,898	13,590,462	(701,137)	12,889,325
The tax character of distributions paid during the fiscal year ended September 30, 2010 is as follows:

	Ordinary	Capital	Return of
	Income	Gain	Capital	Total

All Cap Value Fund	$3,710	$—	$—	$3,710
Global Institutional Fund	97,135	—	—	97,135
Mid Cap Value Fund	1,178,918	—	—	1,178,918
Mid Cap Value Institutional Fund	10,187,733	1,221,429	—	11,409,162
Small Cap Value Fund	161,456	34,045	—	195,501
Large Cap Value Fund	405,457	—	—	405,457
Large Cap Value Institutional Fund	23,939	—	—	23,939
Note: For federal income tax purposes, short term capital gain distributions are treated as ordinary income distributions.
As of September 30, 2010, the components of distributable earnings on a tax basis were:

	Undistributed	Undistributed	Accumulated	Unrealized	Total
	Ordinary	Long-Term	Capital and	Appreciation	Accumulated
	Income	Capital Gain	Other Losses*	(Depreciation)**	Earnings/(Deficit)

All Cap Value Fund	$46,034	$114,631	$—	$163,238	$323,903
Alpha Opportunity Fund	—	—	(12,560,228)	(458,114)	(13,018,342)
Large Cap Core Fund	505,424	—	(34,280,051)	8,835,577	(24,939,050)
Global Fund	476,659	—	(42,959,604)	7,022,296	(35,460,649)
Global Institutional Fund	17,497	—	(1,821,961)	311,309	(1,493,155)
Mid Cap Value Fund	2,564,377	—	(78,016,101)	137,589,818	62,138,094
Mid Cap Value Institutional Fund	14,921,262	6,926,441	—	56,800,954	78,648,657
Large Cap Concentrated Growth Fund	129,025	—	(13,326,902)	2,731,244	(10,466,633)
Small Cap Growth Fund	—	—	(6,716,262)	2,880,820	(3,835,442)
Small Cap Value Fund	461,897	675,830	—	(165,198)	972,529
Large Cap Value Fund	212,689	—	(17,315,758)	1,246,659	(15,856,410)
Large Cap Value Institutional Fund	15,398	—	(361,759)	165,976	(180,385)
Mid Cap Growth Fund	—	—	(32,298,267)	9,417,520	(22,880,747)

*	Certain Funds had net capital loss carryovers and deferred post October losses as identified elsewhere in the Notes to the Financial Statements.

**	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of wash sale losses, the differences between book and tax basis passive foreign investment companies and bond discount accretion.
102 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
For the year ended September 30, 2010, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains are shown in the table below. The post-October losses that are deferred to the first day of the next fiscal year are as follows:

					Deferred
	Capital Loss	Capital Loss	Remaining		Post-
	Carryovers	Carryovers	Capital Loss		October
	Utilized	Expired	Carryovers	Expires In	Losses

All Cap Value Fund	$4,080	$—	$—	2017	$—

Alpha Opportunity Fund	$—	$—	$8,215,458	2017	$2,843
	—	—	4,341,927	2018

	$—	$—	$12,557,385

Large Cap Core Fund	$—	$—	$10,341,572	2017	$2,315,300
	—	—	21,623,180	2018

	$—	$—	$31,964,752

Global Fund	$—	$674,209	$—	2010	$301,732
	—	—	37,300,368	2017
	—	—	5,357,504	2018

	$—	$674,209	$42,657,872

Global Institutional Fund	$—	$—	$1,263,838	2017	$12,655
	—	—	545,469	2018

	$—	$—	$1,809,307

Mid Cap Value Fund	$—	$—	$3,357,672	2017	$3,790,876
	—	—	70,867,553	2018

	$—	$—	$74,225,225

Large Cap Concentrated Growth Fund*	$—	$2,582,076	$—	2010	$—
	—	—	3,390,876	2011
	—	—	38,639	2012
	—	—	7,441,695	2017
	—	—	2,455,692	2018

	$—	$2,582,076	$13,326,902

Small Cap Growth Fund	$—	$—	$4,589,755	2017	$—
	—	—	2,126,507	2018

	$—	$—	$6,716,262

Large Cap Value Fund	$—	$—	$7,053,807	2017	$28,441
	—	—	10,233,510	2018

	$—	$—	$17,287,317

Large Cap Value Institutional Fund	$—	$—	$70,714	2017	$28,663
	—	—	262,382	2018

	$—	$—	$333,096

Mid Cap Growth Fund	$—	$567,035	$—	2010	$—
	—	—	16,944	2011
	—	—	26,755,106	2017
	—	—	5,526,217	2018

	$—	$567,035	$32,298,267

*	Subject to limitations pursuant to Section 382 of the Internal Revenue Code.
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, foreign currency gains and losses, and the “mark-to-market” of certain passive foreign investment companies (PFICs) for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 103

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
8. Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Partners, LLC, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the six months ended March 31, 2011 in which the portfolio company is an “affiliated person” are as follows:

		Value			Value	Shares	Investment
Fund	Security	09/30/2010	Additions	Reductions	03/31/2011	03/31/2011	Income

Alpha Opportunity Fund	Exchange Traded Fund:
	Guggenheim Timber ETF	$48,887	$110,262	$(157,636)	$—	—	$—

Mid Cap Value Fund	Common Stock:
	IXYS Corp.	22,347,000	765,600	—	32,232,000	2,400,000	—
	Maxwell Technologies, Inc.	21,691,467	330,400	—	25,986,169	1,504,700	—
	Thermoenergy Corp.	810,552	—	—	594,405	2,701,839	—
	Preferred Stock:
	Thermoenergy Corp.	751,901	—	—	551,394	858,334	—
	Warrant:
	Thermoenergy Corp.	1,106,908	—	—	708,641	13,733,344	—

	Total	46,707,828	1,096,000	—	60,072,609	21,198,217	—
Mid Cap Value Institutional Fund	Common Stock:
	Hydrogen Corp.	3,924	—	—	25,314	1,265,700	—

	Total	3,924	—	—	25,314	1,265,700	—
9. Alpha Opportunity Fund
The Fund contracted with Lehman Brothers International Europe (“LBIE”) to provide prime brokerage services related to the Fund’s short selling. On September 15, 2008, LBIE was placed into administration and a third party administrator was named (the “Administrator”). The Fund’s exposure to LBIE consists of short sale proceeds held by LBIE, and restricted long positions held at the Fund’s custodian, as collateral for said short sales. The Fund has delivered a Notice of Termination of Loans to LBIE and the Administrator. The Fund is working to resolve these issues with LBIE and the Administrator. As of March 31, 2011, included in the Statement of Assets and Liabilities are the value of restricted long positions of $8,472,434, cash collateral of $550,800, restricted cash representing the value of short sale proceeds of $4,410,316 and liabilities for short sales of $7,341,377 representing the value of securities sold short at the date the short sales were deemed by the Fund to have been terminated. If these short sales had not been terminated, the value of the liability related to these securities sold short would have been $(7,792,046) as of March 31, 2011 resulting in a decrease in net assets of $450,669 (or 3.3%). Until such time as the liability for short sales is settled and all restrictions are removed by LBIE and LBI, the Fund cannot sell such restricted long positions and/or utilize the restricted cash balances to achieve the Fund’s investment objectives and/or meet Fund redemption or other Fund obligations. Based on the ultimate terms of such settlement, the value assigned to these positions may ultimately differ from the fair valuations assigned to them by the Fund and there is no guaranty that the Fund will ultimately recover the full value of the assets that are subject to restrictions. Accordingly, a settlement could ultimately result in the Fund realizing values that are materially different from those indicated herein, which would materially impact the Fund’s net asset value (either positively or negatively). As of the close of business on October 3, 2008, and until further notice, the Fund is not accepting subscriptions for shares from either new or existing shareholders.
10. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1	—	quoted prices in active markets for identical securities.

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
104 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurement of applicable Fund assets by level within the fair value hierarchy as of March 31, 2011. These assets are measured on a recurring basis.

	Level 1	Level 1	Level 2	Level 3
	Investments	Other Financial	Investments	Investments
Fund	In Securities	Instruments	In Securities	In Securities	Total

Assets
All Cap Value Fund	$3,488,274	$—	$—	$—	$3,488,274
Alpha Opportunity Fund	12,923,809	14,599	2,386,797	—	15,325,205
Large Cap Core Fund	203,894,584	—	—	—	203,894,584
Global Fund	91,391,095	—	3,087,765	—	94,478,860
Global Institutional Fund	4,045,887	—	492,787	—	4,538,674
Mid Cap Value Fund	1,546,325,945	—	67,429,796	—	1,613,755,741
Mid Cap Value Institutional Fund	638,201,787	—	33,102,225	—	671,304,012
Large Cap Concentrated Growth Fund	43,090,418	—	—	—	43,090,418
Small Cap Growth Fund	18,257,348	—	—	—	18,257,348
Small Cap Value Fund	11,695,878	—	9,175	—	11,705,053
Large Cap Value Fund	54,034,490	—	—	—	54,034,490
Large Cap Value Institutional Fund	3,136,856	—	—	—	3,136,856
Mid Cap Growth Fund	88,835,682	—	541	—	88,836,223

Liabilities
All Cap Value Fund	$—	$2,202	$—	$—	$2,202
Alpha Opportunity Fund	13,640	—	—	7,341,377	7,355,017
Large Cap Core Fund	—	—	—	—	—
Global Fund	—	—	—	—	—
Global Institutional Fund	—	—	—	—	—
Mid Cap Value Fund	—	1,000,605	—	—	1,000,605
Mid Cap Value Institutional Fund	—	396,400	—	—	396,400
Large Cap Concentrated Growth Fund	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—
Small Cap Value Fund	—	4,560	—	—	4,560
Large Cap Value Fund	—	—	—	—	—
Large Cap Value Institutional Fund	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.
For the six months ended March 31, 2011, there were no significant transfers between Levels.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the six months ended March 31, 2011:
LEVEL 3 — Fair value measurement using significant unobservable inputs

	Securities Sold Short	Total
Alpha Opportunity Fund
Liabilities:
Beginning Balance	$7,341,377	$7,341,377
Total realized gains or losses included in earnings	—	—
Total unrealized gains or losses included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Ending Balance	$7,341,377	$7,341,377

THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 105

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
11. Other Liabilities
Mid Cap Value Fund, Mid Cap Value Institutional Fund and Large Cap Core Fund each wrote put option contracts through Lehman Brothers Inc., (“Lehman”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by Lehman, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Funds as of March 31, 2011.
Although the ultimate resolution of these transactions is uncertain, the Funds have recorded a liability on their respective books equaI to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded by the Funds as of March 31, 2011 was $473,594 for Mid Cap Value Fund, $15,940 for Mid Cap Value Institutional Fund, and $18,615 for Large Cap Core Fund.
12. Subsequent Events
Reverse Share Splits
Effective April 8, 2011, the Large Cap Core Fund, Large Cap Value Fund and the Mid Cap Growth Fund each underwent a 1-for-4 reverse share split. The effect of the transaction was to divide the number of outstanding shares of the Fund by four, resulting in a corresponding increase in the net asset value per share. The shares outstanding and net asset value per share on the statement of assets and liabilities as of March 31, 2011, the capital share activity presented in the statement of changes in net assets for each of the two years in the period then ended, and the per share data in the financial highlights for each of the years in the five-year period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
Global Institutional Fund Liquidation
Effective April 27, 2011, the Global Institutional Fund liquidated assets and ceased operations.
Global Fund Changes
At a meeting held on February 16, 2011 the Board of Directors (the “Board”) approved the following changes with respect to the Fund, each effective on April 29, 2011:
•	The change of the Fund’s name to “MSCI EAFE Equal Weight Fund;”

•	The change of the Fund’s’ investment objective to “performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index;”

•	The change of the Fund’s investment strategies to reflect the new name and investment objective;

•	The change of the Fund’s benchmark index in light of the foregoing changes to the Fund’s investment objective and strategies; and

•	A new lower investment advisory fee of 0.70% of average daily net assets on an annual basis (instead of 1.00% currently).

•	The creation of the new Institutional Class in MSCI EAFE Equal Weight Fund.
Also, the Fund’s portfolio managers are expected to change when the new strategies are implemented.
106 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited)
DIRECTORS
The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Year Elected***	During Past Five Years
Donald A. Chubb, Jr.** (12-14-46) 1994	Business Broker — Griffith & Blair Realtors

Harry W. Craig, Jr.** (05-11-39) 2004	Chairman, CEO, Secretary & Director — The Martin Tractor Company, Inc.

Jerry B. Farley** (09-20-46) 2005	President — Washburn University

Penny A. Lumpkin** (08-20-39) 1993	Partner — Vivian’s Gift Shop (Corporate Retail) Vice President — Palmer Companies, Inc. (Small Business and Shopping Center Development) Vice President — PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius** (12-18-43) 1998	President & Chief Executive Officer — Stormont-Vail HealthCare

Richard M. Goldman* (03-04-61) 2008 (President, Director & Chairman of the Board)	Senior Vice President — Security Benefit Corporation
Director — First Security Benefit Life Insurance and Annuity Company of New York
President — Security Investors, LLC
President & Director — Security Global Investors, LLC
CEO, President, & Director — Rydex Distributors, Inc.
President & CEO — Rydex Holdings, LLC
CEO & Director — Padco Advisors, Inc.
CEO & Director — Padco Advisors II, Inc.
Director — Rydex Fund Services, Inc.
Director — Security Distributors, Inc. (2007-2009)
Managing Member — Goldman Partners, LLC (2006-2007)
President and CEO — ForstmannLeff (2003-2005)

*	This director is deemed to be an “interested person” of the Funds under the Investment Company Act of 1940, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This director is also an officer of the funds.

**	These directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Funds.

***	Each director oversees 29 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 107

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (continued)
OFFICERS*
The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Title – Year Elected	During Past Five Years
Mark P. Bronzo (11-01-60) Vice President — 2008	Current: Portfolio Manager, Security Investors, LLC Managing Director and Chief Compliance Officer, Nationwide Separate Accounts LLC (2003-2008)

Keith A. Fletcher (02-18-58) Vice President — 2010	Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; and Vice President, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust
Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); and Vice President, Rydex Advisors II, LLC (2010)

Joanna M. Haigney (10-10-66) Chief Compliance Officer — 2010	Current: Chief Compliance Officer & Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC
Senior Vice President, Security Global Investors, LLC (2010-2011); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC & Rydex Advisors II, LLC (2010)

Nikolaos Bonos (05-30-63) Treasurer — 2010	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust; and Vice President, Security Benefit Asset Management Holdings, LLC
Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC

Joseph M. Arruda (09-05-66) Assistant Treasurer — 2010	Current: Vice President, Security Investors, LLC; Chief Financial Officer & Manager, Rydex Specialized Products, LLC; and Assistant Treasurer, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF Trust; and Rydex Variable Trust
Vice President, Security Global Investors, LLC (2010-2011); and Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.
108 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (concluded)
OFFICERS* (concluded)
The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth)	Principal Occupations
Title – Year Elected	During Past Five Years
Amy J. Lee (06-05-61) Vice President — 2007 Secretary — 1987	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital
Senior Vice President & Secretary, Security Global Investors, LLC (2007-2011); Senior Vice President & Secretary, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010); and Director, Brecek & Young Advisors, Inc. (2004-2008)

Mark A. Mitchell (08-24-64) Vice President — 2003	Current: Portfolio Manager, Security Investors, LLC Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003-2010)

Joseph C. O’Connor (07-15-60) Vice President — 2008	Current: Portfolio Manager, Security Investors, LLC Managing Director, Nationwide Separate Accounts LLC (2003-2008)

Daniel W. Portanova (10-02-60) Vice President — 2008	Current: Portfolio Manager, Security Investors, LLC Managing Director, Nationwide Separate Accounts LLC (2003-2008)

James P. Schier (12-28-57) Vice President — 1998	Current: Senior Portfolio Manager, Security Investors, LLC Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company (1998-2010)

David G. Toussaint (10-10-66) Vice President — 2005	Current: Portfolio Manager, Security Investors, LLC Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company. (2005-2009)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 109

OTHER INFORMATION (Unaudited)
Each of the Rydex|SGI Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The portfolio holdings of each of the Rydex|SGI Funds are available on their website, www.securitybenefit.com or by calling 1.800.888.2461.
A description of the policies and procedures that the Rydex|SGI Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1.800.888.2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Rydex|SGI Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2010 is available upon request, free of charge by calling 1.800.888.2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.
The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1.800.888.2461.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
110 | THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)
Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex|SGI”)
Our Commitment to You
When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex|SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
THE RYDEX|SGI EQUITY FUNDS SEMI-ANNUAL REPORT | 111

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

One Security Benefit Place
Topeka, Kansas 66636-0001
securitybenefit.com
Rydex Distributors, Inc.
460604400

Item 2. Code of Ethics.
Not required at this time.
Item 3. Audit Committee Financial Expert.
Not required at this time.
Item 4. Principal Accountant Fees and Services.
Not required at this time.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
The Schedule of Investments is included under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Mangers of Closed-end Management Investment Companies
Not applicable
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.
Item 11. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the

Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

There was no fraud, whether or not material, involving officers or employees of the Registrant who have a significant role in the Registrant’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Registrant, including its President and Treasurer.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits.
(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Security Large Cap Value Fund

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President
Date June 7, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date June 7, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer
Date June 7, 2011

*	Print the name and title of each signing officer under his or her signature.